UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2015
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust North American
Energy Infrastructure Fund
(EMLP)


Semi-Annual Report
For the Six Months Ended
April 30, 2015


Energy Income Partners, LLC
---------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                                 APRIL 30, 2015

Shareholder Letter........................................................     1
Fund Performance Overview.................................................     2
Portfolio Management......................................................     4
Understanding Your Fund Expenses..........................................     5
Portfolio of Investments..................................................     6
Statement of Assets and Liabilities.......................................     8
Statement of Operations...................................................     9
Statements of Changes in Net Assets.......................................    10
Financial Highlights......................................................    11
Notes to Financial Statements.............................................    12
Additional Information....................................................    18

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust North American Energy Infrastructure Fund; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015

Dear Shareholders:

Thank you for your investment in First Trust North American Energy Infrastructure Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015. Additionally, First Trust compiles the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

The investment objective of the First Trust North American Energy Infrastructure Fund (the "Fund") is to seek total return. The Fund pursues its objective by investing at least 80% of its net assets under normal market conditions (plus the amount of any borrowing for investment purposes) in equity securities of companies engaged in the energy infrastructure sector. These companies principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, Canadian income trusts and their successor companies (collectively, "Canadian Income Equities"), pipeline companies, utilities and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies"). The Fund will invest principally in Energy Infrastructure Companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of companies headquartered or incorporated in the United States and Canada. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

----------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL              CUMULATIVE
                                                                      TOTAL RETURNS             TOTAL RETURNS
                           6 Months Ended       1 Year Ended       Inception (6/20/12)       Inception (6/20/12)
                              4/30/15             4/30/15              to 4/30/15                to 4/30/15
FUND PERFORMANCE
NAV                            0.97%               12.45%                15.24%                    50.05%
Market Price                   0.93%               12.36%                15.25%                    50.08%

INDEX PERFORMANCE
Blended Benchmark(1)           0.36%                7.87%                13.70%                    44.37%
S&P 500(R) Index               4.40%               12.98%                18.73%                    63.40%
----------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------

(1) The Blended Benchmark consists of the following two indices: 50% of the Philadelphia Stock Exchange Utility Index, which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index, which is a float-adjusted, capitalization-weighted composite of the 50 most prominent energy Master Limited Partnerships (MLPs). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that distributions are reinvested when they are received.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

-----------------------------------------------------------
                                          % OF TOTAL
INDUSTRY CLASSIFICATION                   INVESTMENTS
-----------------------------------------------------------
Pipeline                                    54.08%
Electric Power                              26.23
Natural Gas Utility                          8.40
Propane                                      4.42
Marine                                       2.31
Coal                                         2.00
Gathering & Processing                       1.52
Other                                        1.04
                                           --------
     Total                                 100.00%
                                           ========

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                          INVESTMENTS
-----------------------------------------------------------
Kinder Morgan, Inc.                          8.33%
Enbridge Energy Management, LLC              8.18
Williams (The) Cos., Inc.                    4.36
TransCanada Corp.                            4.04
Spectra Energy Corp.                         2.88
Energy Transfer Partners, L.P.               2.65
Enbridge Income Fund Holdings, Inc.          2.63
Enbridge, Inc.                               2.17
Eversource Energy                            2.07
UGI Corp.                                    1.99
                                           --------
     Total                                  39.30%
                                           ========

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           JUNE 20, 2012 - APRIL 30, 2015

                 First Trust North American          Blended              S&P 500(R)
                 Energy Infrastructure Fund        Benchmark(1)             Index
6/20/12                   $10,000                    $10,000               $10,000
10/31/12                   10,690                     10,630                10,495
4/30/13                    12,380                     12,243                12,008
10/31/13                   12,137                     12,067                13,346
4/30/14                    13,342                     13,385                14,462
10/31/14                   14,860                     14,388                15,651
4/30/15                    15,004                     14,440                16,340

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2012 (commencement of trading) through April 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                                   NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                   BELOW NAV
                               ----------------------------------------      ----------------------------------------
                               0.00%-      0.50%-     1.00%-                 0.00%-     0.50%-      1.00%-
FOR THE PERIOD                 0.49%       0.99%      1.99%     >=2.00%      0.49%      0.99%       1.99%     >=2.00%
6/21/12 - 10/31/12               78           4          0          0           9          0           0          0
11/1/12 - 10/31/13              226           2          0          0          24          0           0          0
11/1/13 - 10/31/14              231           0          0          0          21          0           0          0
11/1/14 - 4/30/15                94           0          0          0          29          0           0          0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015


                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP or the "Sub-Advisor"), Westport, CT, serves as the investment sub-advisor to the First Trust North American Energy Infrastructure Fund ("EMLP" or the "Fund"). EIP was founded in 2003 and provides professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, power utilities, Yield-Co's, and energy infrastructure real estate investment trusts ("REITs"). EIP mainly focuses on investments in energy-related infrastructure assets such as pipelines, petroleum storage and terminals and power transmission and distribution that receive fee-based or regulated income from their corporate and individual customers. As of April 30, 2015, EIP has approximately $6.1 billion of assets under management or supervision. Private funds advised by EIP include a partnership for U.S. high net worth individuals and a master-and-feeder fund for institutions. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts. Finally, in addition to the Fund, EIP serves as a sub-advisor to four closed-end management investment companies, to a sleeve of an actively managed exchange-traded fund and to a sleeve of a series of a variable insurance trust. EIP is a registered investment advisor with the Securities and Exchange Commission.

                           PORTFOLIO MANAGEMENT TEAM

           JAMES J. MURCHIE                            EVA PAO
           PORTFOLIO MANAGER                     CO-PORTFOLIO MANAGER
       FOUNDER AND CEO OF ENERGY                 PRINCIPAL OF ENERGY
         INCOME PARTNERS, LLC                    INCOME PARTNERS, LLC

--------------------------------------------------------------------------------
FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
--------------------------------------------------------------------------------

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2015 (UNAUDITED)

As a shareholder of First Trust North American Energy Infrastructure Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2014     APRIL 30, 2015        PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
Actual                                              $1,000.00           $1,009.70            0.95%             $4.73
Hypothetical (5% return before expenses)            $1,000.00           $1,020.08            0.95%             $4.76

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2014 through April 30, 2015), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 72.5%
            ELECTRIC UTILITIES -- 12.0%
   336,554  American Electric Power Co., Inc. $  19,139,826
    69,173  Duke Energy Corp.                     5,365,749
   341,467  Emera, Inc. (CAD)                    11,507,707
   494,254  Eversource Energy                    24,099,825
   233,960  Exelon Corp.                          7,959,319
   362,497  Fortis, Inc. (CAD)                   11,798,804
   108,790  IDACORP, Inc.                         6,563,301
   581,076  ITC Holdings Corp.                   20,918,736
   217,661  NextEra Energy, Inc.                 21,968,525
   241,727  Southern (The) Co.                   10,708,506
                                              -------------
                                                140,030,298
                                              -------------
            GAS UTILITIES -- 7.2%
   212,227  Atmos Energy Corp.                   11,460,258
   142,335  Chesapeake Utilities Corp.            6,800,766
   233,298  New Jersey Resources Corp.            7,117,922
   410,362  ONE Gas, Inc.                        17,222,893
   305,661  Piedmont Natural Gas Co., Inc.       11,443,948
   141,578  South Jersey Industries, Inc.         7,468,239
   665,112  UGI Corp.                            23,152,549
                                              -------------
                                                 84,666,575
                                              -------------
            INDEPENDENT POWER AND
               RENEWABLE ELECTRICITY
               PRODUCERS -- 1.6%
   222,997  NRG Yield, Inc., Class A             10,971,453
   265,483  Pattern Energy Group, Inc.            7,693,697
                                              -------------
                                                 18,665,150
                                              -------------
            MULTI-UTILITIES -- 13.7%
    88,286  Alliant Energy Corp.                  5,338,654
   300,810  ATCO Ltd., Class I (CAD)             11,401,609
   429,869  Canadian Utilities Ltd.,
               Class A (CAD)                     13,966,734
   536,549  CMS Energy Corp.                     18,205,108
   229,343  Dominion Resources, Inc.             16,439,306
   255,125  National Grid PLC, ADR               17,203,079
   457,049  NiSource, Inc.                       19,845,068
   428,074  Public Service Enterprise
               Group, Inc.                       17,782,194
   143,622  SCANA Corp.                           7,609,094
   106,767  Sempra Energy                        11,335,452
   438,379  Wisconsin Energy Corp.               21,533,176
                                              -------------
                                                160,659,474
                                              -------------
            OIL, GAS & CONSUMABLE
               FUELS -- 37.2%
 2,579,784  Enbridge Energy Management,
               LLC (a)                           95,245,625
   950,809  Enbridge Income Fund Holdings,
               Inc. (CAD)                        30,632,363
   481,780  Enbridge, Inc.                       25,211,547
   673,737  Inter Pipeline Ltd. (CAD)            17,646,158
   396,390  Keyera Corp. (CAD)                   13,953,322
 2,258,090  Kinder Morgan, Inc.                  96,984,965
   254,346  ONEOK, Inc.                          12,234,043
   380,666  Pembina Pipeline Corp. (CAD)         13,248,376


 SHARES/
  UNITS     DESCRIPTION                           VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
   899,547  Spectra Energy Corp.              $  33,508,126
 1,012,686  TransCanada Corp.                    47,008,884
   991,382  Williams (The) Cos., Inc.            50,748,845
                                              -------------
                                                436,422,254
                                              -------------
            REAL ESTATE INVESTMENT
               TRUSTS -- 0.8%
   350,206  CorEnergy Infrastructure Trust,
               Inc.                               2,377,899
   209,841  InfraREIT, Inc.                       6,544,941
                                              -------------
                                                  8,922,840
                                              -------------
            TOTAL COMMON STOCKS -- 72.5%        849,366,591
            (Cost $787,066,303)               -------------

            MASTER LIMITED
               PARTNERSHIPS -- 26.8%
            GAS UTILITIES -- 2.4%
   464,156  AmeriGas Partners, L.P.              22,618,322
   127,416  Suburban Propane Partners, L.P.       5,689,124
                                              -------------
                                                 28,307,446
                                              -------------
            INDEPENDENT POWER AND
               RENEWABLE ELECTRICITY
               PRODUCERS -- 1.3%
   371,840  NextEra Energy Partners, L.P.        15,754,861
                                              -------------
            OIL, GAS & CONSUMABLE
               FUELS -- 23.1%
   105,144  Alliance Holdings GP, L.P.            5,225,657
   463,505  Alliance Resource Partners, L.P.     15,977,017
    63,069  Columbia Pipeline Partners, L.P.      1,706,017
   200,477  Energy Transfer Equity, L.P.         13,363,797
   533,142  Energy Transfer Partners, L.P.       30,804,945
   507,477  Enterprise Products Partners, L.P.   17,381,087
   131,896  EQT Midstream Partners, L.P.         11,633,227
   420,411  Golar LNG Partners, L.P.             12,280,205
   127,092  Hoegh LNG Partners, L.P.              2,757,896
   352,717  Holly Energy Partners, L.P.          11,622,025
   143,192  Magellan Midstream Partners, L.P.    11,956,532
   404,934  Natural Resource Partners, L.P.       2,065,164
   401,762  NGL Energy Partners, L.P.            11,755,556
   390,795  ONEOK Partners, L.P.                 16,393,850
    74,045  Phillips 66 Partners, L.P.            5,616,313
   343,082  Plains All American Pipeline, L.P.   17,191,839
   277,127  Spectra Energy Partners, L.P.        15,014,741
   129,575  Targa Resources Partners, L.P.        5,887,888
   269,980  TC PipeLines, L.P.                   18,380,238
   301,444  Teekay LNG Partners, L.P.            11,882,923
   319,388  TransMontaigne Partners, L.P.        12,044,122
   398,831  Williams Partners, L.P.              19,702,251
                                              -------------
                                                270,643,290
                                              -------------
            TOTAL MASTER LIMITED
               PARTNERSHIPS -- 26.8%            314,705,597
            (Cost $299,333,861)               -------------


Page 6                  See Notes to Financial Statements

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

APRIL 30, 2015 (UNAUDITED)


            DESCRIPTION                          VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 99.3%       $1,164,072,188
            (Cost $1,086,400,164) (b)

            NET OTHER ASSETS AND
               LIABILITIES -- 0.7%                8,235,691
                                             --------------
            NET ASSETS -- 100.0%             $1,172,307,879
                                             ==============

(a) Non-income producing security which pays in-kind ("PIK") distributions. For the six months ended April 30, 2015, the Fund received 63,752 PIK shares of Enbridge Energy Management, LLC.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $92,756,194 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,084,170.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*       $  849,366,591   $        --   $       --
Master Limited
   Partnerships*        314,705,597            --           --
                     -----------------------------------------
Total Investments    $1,164,072,188   $        --   $       --
                     =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.


                        See Notes to Financial Statements                 Page 7

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value..................................................     $  1,164,072,188
Cash...................................................................            6,034,516
Receivables:
   Dividends...........................................................            3,093,494
   Capital shares sold.................................................            1,377,403
                                                                            ----------------
      Total Assets.....................................................        1,174,577,601
                                                                            ----------------
LIABILITIES:
Due to custodian foreign currency......................................                1,106
Payables:
   Investment securities purchased.....................................            1,367,597
   Investment advisory fees............................................              901,019
                                                                            ----------------
      Total Liabilities................................................            2,269,722
                                                                            ----------------
NET ASSETS.............................................................     $  1,172,307,879
                                                                            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $  1,068,398,216
Par value..............................................................              425,550
Accumulated net investment income (loss)...............................           (7,931,915)
Accumulated net realized gain (loss) on investments and foreign
   currency transactions...............................................           33,742,866
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................           77,673,162
                                                                            ----------------
NET ASSETS.............................................................     $  1,172,307,879
                                                                            ================
NET ASSET VALUE, per share.............................................     $          27.55
                                                                            ================
Number of shares outstanding (unlimited number of shares
    authorized, par value $0.01 per share).............................           42,555,000
                                                                            ================
Investments, at cost...................................................     $  1,086,400,164
                                                                            ================
Foreign currency, at cost (proceeds)...................................     $         (1,106)
                                                                            ================


Page 8                  See Notes to Financial Statements

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Dividends..............................................................     $     12,193,519
Foreign tax withholding................................................             (431,710)
                                                                            ----------------
   Total investment income.............................................           11,761,809
                                                                            ----------------
EXPENSES:
Investment advisory fees...............................................            5,013,373
                                                                            ----------------
   Total expenses......................................................            5,013,373
                                                                            ----------------
NET INVESTMENT INCOME (LOSS)...........................................            6,748,436
                                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           (6,992,060)
   In-kind redemptions.................................................           42,900,038
   Foreign currency transactions.......................................              (19,384)
                                                                            ----------------
Net realized gain (loss)...............................................           35,888,594
                                                                            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................          (35,132,769)
   Foreign currency translation........................................                2,298
                                                                            ----------------
Net change in unrealized appreciation (depreciation)...................          (35,130,471)
                                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              758,123
                                                                            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $      7,506,559
                                                                            ================



                        See Notes to Financial Statements                 Page 9

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE
                                                                             SIX MONTHS ENDED          FOR THE
                                                                                4/30/2015             YEAR ENDED
                                                                               (UNAUDITED)            10/31/2014
                                                                             ----------------       --------------
OPERATIONS:
   Net investment income (loss)........................................       $    6,748,436         $  7,006,258
   Net realized gain (loss)............................................           35,888,594           31,224,820
   Net change in unrealized appreciation (depreciation)................          (35,130,471)          93,263,722
                                                                              --------------         ------------
   Net increase (decrease) in net assets resulting from operations.....            7,506,559          131,494,800
                                                                              --------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...............................................          (16,811,876)         (20,880,372)
                                                                              --------------         ------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................................          439,671,255          552,330,700
   Cost of shares redeemed.............................................         (205,005,090)        (149,097,460)
                                                                              --------------         ------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions....................................          234,666,165          403,233,240
                                                                              --------------         ------------
   Total increase (decrease) in net assets.............................          225,360,848          513,847,668

NET ASSETS:
   Beginning of period.................................................          946,947,031          433,099,363
                                                                              --------------         ------------
   End of period.......................................................       $1,172,307,879         $946,947,031
                                                                              ==============         ============
   Accumulated net investment income (loss) at end of period...........       $   (7,931,915)        $  2,131,525
                                                                              ==============         ============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.............................           34,155,000           18,505,000
   Shares sold.........................................................           16,050,000           21,250,000
   Shares redeemed.....................................................           (7,650,000)          (5,600,000)
                                                                              --------------         ------------
   Shares outstanding, end of period...................................           42,555,000           34,155,000
                                                                              ==============         ============


Page 10                 See Notes to Financial Statements

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                SIX MONTHS                                       FOR THE PERIOD
                                                  ENDED                                          6/20/2012 (a)
                                                4/30/2015        YEAR ENDED       YEAR ENDED        THROUGH
                                               (UNAUDITED)       10/31/2014       10/31/2013       10/31/2012
                                              --------------   --------------   --------------   --------------
Net asset value, beginning of period             $  27.72         $  23.40         $  21.26         $  19.99
                                                 --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.19             0.45             0.39             0.05
Net realized and unrealized gain (loss)              0.08             4.71             2.46             1.33
                                                 --------         --------         --------         --------
Total from investment operations                     0.27             5.16             2.85             1.38
                                                 --------         --------         --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.44)           (0.84)           (0.71)           (0.05)
Return of capital                                      --               --               --            (0.06)
                                                 --------         --------         --------         --------
Total distributions                                 (0.44)           (0.84)           (0.71)           (0.11)
                                                 --------         --------         --------         --------
Net asset value, end of period                   $  27.55         $  27.72         $  23.40         $  21.26
                                                 ========         ========         ========         ========
TOTAL RETURN (b)                                     0.97%           22.44%           13.54%            6.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $1,172,308         $946,947         $433,099         $101,109
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.95% (c)        0.95%            0.95%            0.95% (c)
Ratio of net investment income (loss) to average
   net assets                                        1.28% (c)        1.11%            1.28%            0.89% (c)
Portfolio turnover rate (d)                            12%               7%              22%               3%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust North American Energy Infrastructure Fund on June 1, 2012 in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 11

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"), which trades under the ticker "EMLP" on the NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. The Fund invests in energy infrastructure companies which principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, Canadian Income Equities, pipeline companies, utilities, and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies").

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of the market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2015 (UNAUDITED)

event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;
      2)    ADR trading of similar securities;
      3)    closed-end fund trading of similar securities;
      4)    foreign currency exchange activity;
      5) the trading prices of financial products that are tied to baskets of foreign securities;
      6)    factors relating to the event that precipitated the pricing problem;
      7)    whether the event is likely to recur; and
      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2015 (UNAUDITED)

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2014 was as follows:

Distributions paid from:
Ordinary income.................................      $   20,880,372
Capital gain....................................                  --
Return of capital...............................                  --

As of October 31, 2014, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $           --
Accumulated capital and other gain (loss).......            (782,820)
Net unrealized appreciation (depreciation)......         113,572,250

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2014, the Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $782,820.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2015 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2014, the Fund had no net ordinary losses.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2012, 2013 and 2014 remain open to federal and state audit. As of April 30, 2015, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Fund and First Trust have retained Energy Income Partners, LLC ("EIP" or the "Sub-Advisor"), an affiliate of First Trust, to serve as its investment sub-advisor. In this capacity, EIP is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of the Fund's assets and will pay EIP for its services as the Fund's sub-advisor. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. EIP receives a sub-advisory fee from First Trust equal to 45% of any remaining monthly investment management fee paid to First Trust after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP. In addition, on March 27, 2014, FTCP, through a wholly-owned subsidiary, purchased a preferred interest in EIP. The preferred interest was non-voting and did not share in the profits or losses of EIP. EIP redeemed all of the preferred shares in March 2015.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2015 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $134,896,231 and $129,719,780, respectively.

For the six months ended April 30, 2015, the cost of in-kind purchases and proceeds from in-kind sales were $425,381,481 and $203,167,136, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2017.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2015 (UNAUDITED)

                8. ADOPTION OF NON-FUNDAMENTAL INVESTMENT POLICY

On March 27, 2015, the Board of Trustees of the Fund approved the adoption of a non-fundamental investment policy regarding the Fund's ability to invest in other investment companies (the "Policy"). Pursuant to the Policy, beginning on or about June 7, 2015, the Fund will not rely on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act of 1940, as amended, to invest in other investment companies.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2015 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the Fund.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund, Shares of the Fund or securities in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NON-DIVERSIFICATION RISK. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issues.

ENERGY INFRASTRUCTURE COMPANIES RISK. The Fund invests in Energy Infrastructure Companies and is subject to certain risks inherent in investing in these types of securities. Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those Energy Infrastructure Companies which own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids ("NGLs"), crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Infrastructure Companies. Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.

Certain Energy Infrastructure Companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2015 (UNAUDITED)

MLP RISK. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

GEOGRAPHIC RISK. The Fund invests primarily in securities of companies headquartered or incorporated in the United States and Canada. An investment in a particular geographic region may be particularly susceptible to changes in the political, diplomatic and economic conditions of that region or any new regulatory requirements of the region. Accordingly, an investment in the Fund may be more volatile than an investment diversified across several geographic regions.

NON-U.S. SECURITIES. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded in Canada or other foreign countries and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

INTEREST RATE RISK. Rising interest rates could adversely impact the financial performance of MLPs, MLP-related entities and energy companies. Rising interest rates may increase an MLP's, MLP-related entity's or energy company's cost of capital, which would increase operating costs and may reduce an MLP's, MLP-related entity's or energy company's ability to execute acquisitions or expansion projects in a cost-effective manner. Rising interest rates may also impact the price of MLP units, MLP-related entity securities and energy company shares as the yields on alternative investments increase.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, Energy Income Partners will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the First Trust Exchange-Traded Fund IV (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of First Trust North American Energy Infrastructure Fund (the "Fund") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust on behalf of the Fund, the Advisor and Energy Income Partners, LLC (the "Sub-Advisor"). The Board approved the continuation of the Agreements for a one-year period ending March 31, 2016 at a meeting held on March 8-9, 2015. The Board of Trustees determined that the continuation of the Agreements is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for the Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for the Fund as compared to fees charged to a peer group of funds (most of which were exchange-traded funds or "ETFs") compiled by Management Practice Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; the sub-advisory fee for the Fund as compared to fees charged to other clients of the Sub-Advisor with similar investment objectives;

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2015 (UNAUDITED)

expenses of the Fund compared to expense ratios of the funds in the MPI Peer Group; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisor; and a summary of the Advisor's and the Sub-Advisor's compliance programs. Following receipt of this information, the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund, knowing that the Sub-Advisor serves as such and knowing the Fund's unitary fee.

In reviewing the Agreements for the Fund, the Board considered the nature, extent and quality of services provided under the Agreements. The Board considered that, unlike most ETFs to which First Trust currently provides management services, the Fund is not designed to track the performance of an index and an advisor/sub-advisor management structure is employed. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor the Fund's investment program, noting that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to the Fund, including the Sub-Advisor's day-to-day management of the Fund's investments and the background and experience of the Sub-Advisor's portfolio management team. The Board noted its familiarity with the Sub-Advisor is also due to its oversight of six other funds in the First Trust Fund Complex all or a portion of which are sub-advised by the Sub-Advisor. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor under the Advisory Agreement and by the Sub-Advisor under the Sub-Advisory Agreement have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by the Fund under the Advisory Agreement, noting that the Fund pays the Advisor a fee equal to an annual rate of 0.95% of its average daily net assets and that the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and sub-advisory fees, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that the Advisor pays the Sub-Advisor 45% of the Fund's unitary fee after the Fund's expenses (excluding the sub-advisory fee) are paid from the unitary fee. The Board also reviewed data prepared by MPI showing the Fund's unitary fee as compared to the advisory fees and expense ratios of the peer funds in the MPI Peer Group and determined that, because the Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total (net) expense ratio of the peer funds in the MPI Peer Group. The Independent Trustees discussed with representatives of the Advisor and independent counsel limitations in creating peer groups for actively-managed ETFs and different business models that affect the pricing of services among ETF sponsors. The Board noted that the MPI Peer Group for the Fund consists only of index-based ETFs and three exchange-traded notes, and that only one peer fund was sub-advised. The Board took these limitations and differences into account in considering the MPI data. The Board compared the unitary fee for the Fund to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee. The Board also considered information provided by the Sub-Advisor as to the fees it charges for investment advisory services provided to clients with similar investments.

The Board considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board reviewed data prepared by MPI comparing the Fund's performance to its MPI Peer Group and to a broad-based benchmark and a blended benchmark. The Board noted that the Fund's performance for the one-year and since-inception periods ended December 31, 2014 significantly exceeded that of the average of the MPI Peer Group, as well as the blended benchmark.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2015 (UNAUDITED)

On the basis of all the information provided on the Fund's unitary fee and performance of the Fund, the Board concluded that the unitary fee for the Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to the Fund under the Advisory Agreement.

The Board noted that the Advisor has made and continues to make significant investments in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to the Fund for the period ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits estimated to have been realized by the Advisor in connection with the management of the Fund for 2014 were not unreasonable. The Board noted that the Sub-Advisor provided estimated profitability data, but determined that the Advisor's profitability data was more relevant. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with the Advisor or FTP. The Board considered that the Sub-Advisor also identified fall-out benefits from managing the Fund, including soft dollar benefits. The Board also considered the ownership interest of an affiliate of the Advisor in the Sub-Advisor and the potential fall-out benefits to the Advisor and the Sub-Advisor from such ownership interest.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and the Fund. No single factor was determinative in the Board's analysis.

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


FIRST TRUST


First Trust Exchange-Traded Fund IV


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust Senior Loan Fund (FTSL)

Semi-Annual Report
For the Six Months Ended
April 30, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Management.......................................................    5
Understanding Your Fund Expenses...........................................    6
Portfolio of Investments...................................................    7
Statement of Assets and Liabilities........................................   18
Statement of Operations....................................................   19
Statements of Changes in Net Assets........................................   20
Financial Highlights.......................................................   21
Notes to Financial Statements..............................................   22
Additional Information.....................................................   28

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Senior Loan Fund hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015

Dear Shareholders:

Thank you for your investment in First Trust Senior Loan Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015. Additionally, First Trust compiles the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

The First Trust Senior Loan Fund's (the "Fund") primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. The Fund pursues its objectives by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) under normal market conditions in a diversified portfolio of first lien senior floating rate loan interests ("Senior Loans"). A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR"). A Senior Loan is considered senior to all other unsecured claims against the borrower, senior to or equal with all other secured claims; this meaning that in the event of a bankruptcy, the Senior Loan, together with other first lien claims, is entitled to be the first to be repaid out of proceeds of the assets securing the loans, before other existing unsecured claims or interests receive repayment. However, in bankruptcy proceedings, there may be other claims, such as taxes or additional advances that take precedence.

The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. Securities rated below investment grade, commonly referred to as "junk" or "high-yield" securities, include securities that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc., Fitch, Inc., or Standard & Poor's Ratings Group, respectively. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America. The Senior Loans included in the Fund's portfolio often maintain an average interest rate duration of less than 90 days; however, the inclusion of LIBOR floors on certain Senior Loans or other factors may cause interest rate duration to be longer than 90 days. The Fund may also invest up to 20% of its net assets in (1) non-Senior Loan debt securities, which may be fixed-rate or floating-rate income-producing securities (including, without limitation, U.S. government debt securities and corporate debt securities), (2) warrants and equity securities issued by a borrower or its affiliates, and/or (3) securities of other investment companies.

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
                                                                                       AVERAGE ANNUAL           CUMULATIVE
                                                                                       TOTAL RETURNS          TOTAL RETURNS
                                                 6 Months Ended     1 Year Ended     Inception (5/1/13)     Inception (5/1/13)
                                                    4/30/15           4/30/15            to 4/30/15             to 4/30/15
FUND PERFORMANCE
NAV                                                  2.47%             3.55%               3.15%                  6.39%
Market Price                                         2.56%             3.52%               3.11%                  6.31%

INDEX PERFORMANCE
Markit iBoxx USD Liquid Leveraged Loan Index         1.97%             2.62%               2.93%                  5.94%
S&P/LSTA Leveraged Loan 100 Index                    1.49%             2.44%               2.91%                  5.89%
------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

-------------------------------------------------------
                                           % OF TOTAL
INDUSTRY CLASSIFICATION                    INVESTMENTS
-------------------------------------------------------
Hotels, Restaurants & Leisure                 12.1%
Health Care Providers & Services              10.2
Media                                          8.5
Pharmaceuticals                                6.1
Life Sciences Tools & Services                 5.6
Food Products                                  5.3
Specialty Retail                               5.1
Food & Staples Retailing                       4.9
Professional Services                          4.1
Software                                       4.0
Chemicals                                      2.9
Diversified Telecommunication Services         2.8
Semiconductors & Semiconductor
   Equipment                                   2.7
Diversified Financial Services                 2.4
Health Care Equipment & Supplies               2.4
Auto Components                                2.3
Insurance                                      2.2
Technology Hardware, Storage &
   Peripherals                                 2.0
Diversified Consumer Services                  2.0
Commercial Services & Supplies                 1.8
Health Care Technology                         1.7
Containers & Packaging                         1.3
IT Services                                    1.1
Real Estate Management & Development           1.0
Machinery                                      0.7
Building Products                              0.7
Wireless Telecommunication Services            0.6
Aerospace & Defense                            0.6
Oil, Gas & Consumable Fuels                    0.6
Independent Power and Renewable
   Electricity Producers                       0.5
Consumer Finance                               0.5
Electronic Equipment & Instruments             0.3
Real Estate Investment Trusts (REITs)          0.3
Trading Companies & Distributors               0.2
Capital Markets                                0.2
Personal Products                              0.2
Electric Utilities                             0.1
                                            --------
     Total                                   100.0%
                                            ========

-------------------------------------------------------
                                           % OF TOTAL
ASSET CLASSIFICATION                       INVESTMENTS
-------------------------------------------------------
Senior Floating-Rate Loan Interests           87.1%
Corporate Bonds                               11.1
Foreign Corporate Bonds                        1.8
                                            --------
     Total                                   100.0%
                                            ========

-------------------------------------------------------
                                           % OF TOTAL
CREDIT QUALITY (S&P RATINGS)(1)            INVESTMENTS
-------------------------------------------------------
BBB                                            2.0%
BBB-                                           2.3
BB+                                            3.6
BB                                             6.2
BB-                                           14.8
B+                                            28.4
B                                             26.6
B-                                            10.1
CCC+                                           4.7
CCC                                            0.6
Not Rated                                      0.7
                                            --------
     Total                                   100.0%
                                            ========

-------------------------------------------------------
                                           % OF TOTAL
COUNTRY EXPOSURE                           INVESTMENTS
-------------------------------------------------------
United States                                 92.1%
Ireland                                        2.2
New Zealand                                    1.5
Canada                                         1.1
United Kingdom                                 1.0
Germany                                        0.5
Brazil                                         0.5
France                                         0.4
Luxemburg                                      0.4
Netherlands                                    0.2
Singapore                                      0.1
                                            --------
     Total                                   100.0%
                                            ========

(1) The ratings are by Standard & Poor's Rating Group, a division of the McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            MAY 1, 2013 - APRIL 30, 2015

            First Trust Senior    Markit iBoxx USD Liquid        S&P/LSTA Leveraged
                Loan Fund          Leveraged Loan Index            Loan 100 Index
5/1/13           $10,000                  $10,000                     $10,000
10/31/13          10,092                   10,103                      10,122
4/30/14           10,275                   10,323                      10,338
10/31/14          10,386                   10,389                      10,434
4/30/15           10,642                   10,594                      10,589


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 2, 2013 (commencement of trading) through April 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                                   NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                   BELOW NAV
                               ----------------------------------------      ----------------------------------------
                               0.00%-      0.50%-     1.00%-                 0.00%-     0.50%-      1.00%-
FOR THE PERIOD                 0.49%       0.99%      1.99%     >=2.00%      0.49%      0.99%       1.99%     >=2.00%
5/2/13 - 10/31/13                97          20          4          0           7          0           0          0
11/1/13 - 10/31/14              197           0          0          0          54          1           0          0
11/1/14 - 4/30/15                72           5          1          0          45          0           0          0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2015 (UNAUDITED)


                               INVESTMENT MANAGER

The First Trust Advisors L.P. ("First Trust") Leveraged Finance Team is comprised of 12 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations. As of April 30, 2015, the First Trust Leveraged Finance Team managed or supervised approximately $1.61 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including a closed-end fund, an open-end fund, four exchange-traded funds and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER

FIRST TRUST SENIOR LOAN FUND (FTSL)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2015 (UNAUDITED)

As a shareholder of First Trust Senior Loan Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2014     APRIL 30, 2015        PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST SENIOR LOAN FUND (FTSL)
Actual                                              $1,000.00           $1,024.70            0.85%             $4.27
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58            0.85%             $4.26

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2014 through April 30, 2015), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 84.1%

                  AEROSPACE & DEFENSE -- 0.3%
$        516,784  DynCorp International, Inc., Term Loan..........................      6.25%        07/07/16     $       513,771
         200,000  Science Applications International Corp. (SAIC), Term Loan B....      3.75%        04/30/22             200,916
                                                                                                                  ---------------
                                                                                                                          714,687
                                                                                                                  ---------------
                  AGRICULTURAL PRODUCTS -- 0.6%0
       1,734,918  Jimmy Sanders, Inc. (Pinnacle Operating Corp.), Term B Loan
                     Refinancing (First Lien).....................................      4.75%        11/15/18           1,737,087
                                                                                                                  ---------------
                  ALTERNATIVE CARRIERS -- 0.5%
         250,000  Level 3 Financing, Inc., Tranche B 2020 Term Loan...............      4.00%        01/15/20             250,548
       1,000,000  Level 3 Financing, Inc., Tranche B 2022 Term Loan...............      4.50%        01/31/22           1,000,630
                                                                                                                  ---------------
                                                                                                                        1,251,178
                                                                                                                  ---------------
                  APPAREL RETAIL -- 0.4%
         496,250  J.C. Penney Corp., Inc., Term Loan..............................      5.00%        06/20/19             493,327
         493,762  Neiman Marcus Group (The), Inc., Other Term Loan................      4.25%        10/25/20             494,730
                                                                                                                  ---------------
                                                                                                                          988,057
                                                                                                                  ---------------
                  APPLICATION SOFTWARE -- 0.8%
       1,182,275  Infor (US), Inc., Tranche B-5 Term Loan.........................      3.75%        06/03/20           1,179,982
         815,482  Mitchell International, Inc., Initial Term Loan.................      4.50%        10/13/20             817,520
         194,219  Triple Point Technologies, Inc., Term Loan B....................      5.25%        07/10/20             177,225
                                                                                                                  ---------------
                                                                                                                        2,174,727
                                                                                                                  ---------------
                  ASSET MANAGEMENT & CUSTODY BANKS -- 0.2%
         556,525  Guggenheim Partners Investment Management Holdings LLC,
                     Initial Term Loan............................................      4.25%        07/22/20             560,699
                                                                                                                  ---------------
                  AUTO PARTS & EQUIPMENT -- 2.0%
       1,538,375  Cooper Standard Holdings (CS Intermediate Holdco 2 LLC),
                     Term Loan....................................................      4.00%        04/04/21           1,545,113
       3,587,785  Gates Global LLC, Initial Dollar Term Loan......................      4.25%        07/06/21           3,587,785
         370,914  Tower Automotive Holdings USA LLC, Initial Term Loan
                     (2014).......................................................      4.00%        04/23/20             370,450
                                                                                                                  ---------------
                                                                                                                        5,503,348
                                                                                                                  ---------------
                  BROADCASTING -- 2.8%
         261,383  Clear Channel Communications, Inc., Tranche D Term Loan.........      6.93%        01/30/19             249,947
       3,300,000  Clear Channel Communications, Inc., Tranche E Term Loan.........      7.68%        07/30/19           3,196,875
         402,870  Hubbard Radio LLC, Tranche 1 Term Loan..........................      4.50%        04/29/19             403,374
         783,539  Media General, Inc., Term Loan B2...............................      4.25%        07/03/20             788,804
         235,991  Tribune Co., Initial Term Loan..................................      4.00%        12/27/20             237,024
       2,718,521  Univision Communications, Inc., Replacement First-Lien
                     Term Loan....................................................      4.00%        03/01/20           2,720,017
                                                                                                                  ---------------
                                                                                                                        7,596,041
                                                                                                                  ---------------
                  BUILDING PRODUCTS -- 0.7%
         343,860  Apex Tool Group LLC, Term Loan..................................      4.50%        01/31/20             343,217
         212,679  Hillman Group, Inc., (The), Initial Term Loan...................      4.50%        06/30/21             212,813
       1,263,047  Quikrete Holdings, Inc., Initial Loan (First Lien)..............      4.00%        09/28/20           1,266,735
                                                                                                                  ---------------
                                                                                                                        1,822,765
                                                                                                                  ---------------
                  CABLE & SATELLITE -- 0.2%
         621,875  Mediacom LLC, Tranche G Term Loan...............................      3.75%        06/30/21             622,267
                                                                                                                  ---------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  CASINOS & GAMING -- 4.8%
$      5,476,247  Amaya Holdings B.V., Initial Term B Loan (First Lien)...........      5.00%        08/01/21     $     5,479,696
       4,510,046  Caesars Growth Partners LLC, Term B Loan (First Lien)...........      6.25%        05/08/21           4,029,726
       2,669,246  CityCenter Holdings LLC, Term Loan B............................      4.25%        10/16/20           2,685,929
         233,602  ROC Finance LLC, Funded Term B Loan.............................      5.00%        06/20/19             231,072
         731,411  Station Casinos, Inc., B Term Loan..............................      4.25%        03/02/20             735,477
                                                                                                                  ---------------
                                                                                                                       13,161,900
                                                                                                                  ---------------
                  COAL & CONSUMABLE FUELS -- 0.1%
         491,182  Arch Coal, Inc., Term Loan......................................      6.25%        05/16/18             365,175
                                                                                                                  ---------------
                  COMPUTER HARDWARE -- 1.9%
       5,211,235  Dell, Inc., Term B Loan.........................................      4.50%        04/29/20           5,229,579
                                                                                                                  ---------------
                  CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.1%
         250,000  Navistar, Inc., Tranche B Term Loan.............................      5.75%        08/17/17             251,095
                                                                                                                  ---------------
                  CONSUMER FINANCE -- 0.5%
         294,036  Altisource Solutions S.A.R.L., Term B Loan......................      4.50%        12/09/20             249,195
       1,088,260  Walter Investment Management Corp., Tranche B Term Loan.........      4.75%        12/18/20           1,038,385
                                                                                                                  ---------------
                                                                                                                        1,287,580
                                                                                                                  ---------------
                  DATA PROCESSING & OUTSOURCED SERVICES -- 1.1%
       2,359,681  Interactive Data Corp., Term Loan...............................      4.75%        05/02/21           2,373,697
         693,000  Sungard Availability Services Capital, Inc., Term Loan B........      6.00%        03/29/19             631,067
                                                                                                                  ---------------
                                                                                                                        3,004,764
                                                                                                                  ---------------
                  DIVERSIFIED CHEMICALS -- 0.8%
       1,200,000  Ineos US Finance LLC, 2022 Dollar Term Loan.....................      4.25%        03/31/22           1,206,756
         692,013  Ineos US Finance LLC, Cash Dollar Term Loan.....................      3.75%        05/04/18             692,968
         244,894  Univar, Inc., Term B Loan.......................................      5.00%        06/30/17             245,722
                                                                                                                  ---------------
                                                                                                                        2,145,446
                                                                                                                  ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 0.4%
       1,196,089  SMG Holdings, Inc., Term Loan B.................................      4.50%        02/27/20           1,196,089
                                                                                                                  ---------------
                  EDUCATION SERVICES -- 0.0%
         124,688  Bright Horizons Family Solutions, Inc., Term B-1 Loan...........  4.50% - 5.75%    01/30/20             125,623
                                                                                                                  ---------------
                  ELECTRIC UTILITIES -- 0.1%
         300,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                     Term Loan (Non-Extending) (c) (d)............................      4.67%        10/10/14             183,168
                                                                                                                  ---------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
         732,955  Zebra Technologies Corp., Term Loan B...........................      4.75%        10/27/21             741,200
                                                                                                                  ---------------
                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.6%
         946,250  ServiceMaster Co., Initial Term Loan..........................        4.25%        07/01/21             948,956
         790,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term
                     Loan (First Lien)..........................................        4.75%        01/15/21             793,950
                                                                                                                  ---------------
                                                                                                                        1,742,906
                                                                                                                  ---------------
                  HEALTH CARE EQUIPMENT -- 1.8%
       1,333,786  Biomet, Inc., Dollar Term B-2 Loan..............................      3.68%        07/25/17           1,333,652
         430,010  Carestream Health, Inc. (Onex Carestream Finance, L.P.),
                     Term Loan (First Lien 2013)..................................      5.00%        06/07/19             433,923
          30,049  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                     Delayed Draw Term Loan.......................................      4.25%        06/16/20              30,237


Page 8                  See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE EQUIPMENT (CONTINUED)
$      1,509,951  DJO Finance LLC (ReAble Therapeutics Finance LLC), Term
                     Loan B.......................................................      4.25%        06/16/20     $     1,519,011
       1,488,754  Kinetic Concepts, Inc., Dollar Term E-1 Loan....................      4.50%        05/04/18           1,501,781
                                                                                                                  ---------------
                                                                                                                        4,818,604
                                                                                                                  ---------------
                  HEALTH CARE FACILITIES -- 3.5%
       2,200,000  21st Century Oncology, Inc., Term Loan B........................      6.25%        04/30/22           2,189,000
         275,172  Acadia Healthcare Co., Inc., Tranche B Term Loan................      4.25%        02/11/22             278,040
       2,033,703  CHS/Community Health Systems, Inc., 2021 Term D Loan............      4.25%        01/27/21           2,045,762
         332,496  Kindred Healthcare, Inc., New Term Loan.........................      4.25%        04/09/21             334,677
         186,950  Select Medical Corp., Series E Tranche B Term Loan..............  3.75% - 5.00%    06/01/18             187,184
         798,000  Surgery Centers Holdings, Inc., Initial Term Loan (First Lien)..      5.25%        11/03/20             803,985
       1,833,333  Surgical Care Affiliates LLC, Initial Term Loan.................      4.25%        03/17/22           1,837,733
         400,000  Tenet Healthcare Corp., Secured Bridge (e)......................      5.25%        04/01/23             398,500
       1,200,000  Tenet Healthcare Corp., Unsecured Bridge Loan (e)...............      6.75%        04/01/24           1,194,000
         245,000  United Surgical Partners International, Inc., New Tranche B
                     Term Loan....................................................      4.75%        04/03/19             245,000
                                                                                                                  ---------------
                                                                                                                        9,513,881
                                                                                                                  ---------------
                  HEALTH CARE SERVICES -- 3.2%
       1,000,000  Air Medical Group Holdings, Inc., 1st Lien Term Loan B..........      4.50%        04/01/22             998,930
         950,556  CareCore National LLC, Term Loan................................      5.50%        03/05/21             958,284
       2,000,000  Curo Health Services Holdings, Inc., Term B Loan (First Lien)...      6.50%        02/07/22           2,015,000
       3,322,278  Healogics, Inc., Initial Term Loan (First Lien).................      5.25%        07/01/21           3,340,982
         328,321  Heartland Dental Care LLC, Incremental Term Loan................      5.50%        12/21/18             328,183
       1,176,825  U.S. Renal Care, Inc., Tranche B-2 Term Loan (First Lien).......      4.25%        07/03/19           1,182,216
                                                                                                                  ---------------
                                                                                                                        8,823,595
                                                                                                                  ---------------
                  HEALTH CARE SUPPLIES -- 0.3%
         815,891  Sage Products Holdings III LLC, Term Loan B.....................      5.00%        12/13/19             825,413
                                                                                                                  ---------------
                  HEALTH CARE TECHNOLOGY -- 1.7%
         893,250  Connolly Holdings, Inc., Initial Term Loan (First Lien).........      5.00%        05/14/21             898,556
         199,500  Healthport Technologies LLC (CT Technologies Intermediate
                     Holdings, Inc.), Initial Term Loan...........................      6.00%        12/01/21             200,498
       3,481,766  Truven Health Analytics, Inc. (VCPH Holding Corp.),
                     Term Loan B..................................................      4.50%        05/31/19           3,483,228
                                                                                                                  ---------------
                                                                                                                        4,582,282
                                                                                                                  ---------------
                  HOMEFURNISHING RETAIL -- 1.0%
       2,576,005  Serta Simmons Holdings LLC, Term Loan B.........................      4.25%        10/01/19           2,591,023
                                                                                                                  ---------------
                  HOTELS, RESORTS & CRUISE LINES -- 2.5%
       2,046,875  Extended Stay America (ESH Hospitality, Inc.), Term Loan........      5.00%        06/24/19           2,066,075
       3,800,000  Hilton Worldwide Finance LLC, Initial Term Loan.................      3.50%        10/25/20           3,812,844
       1,043,321  La Quinta Intermediate Holdings LLC, Initial Term Loan..........      4.00%        04/14/21           1,046,252
                                                                                                                  ---------------
                                                                                                                        6,925,171
                                                                                                                  ---------------
                  HYPERMARKETS & SUPER CENTERS -- 4.8%
       6,722,667  Albertsons LLC, Term B-4 Loan...................................      5.50%        08/25/21           6,790,834
         732,246  BJ's Wholesale Club, Inc., 2013 (November) Replacement
                     Loan (Second Lien)...........................................      8.50%        03/26/20             739,723


                        See Notes to Financial Statements                 Page 9

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HYPERMARKETS & SUPER CENTERS (CONTINUED)
$      5,379,877  BJ's Wholesale Club, Inc., New 2013 (November)
                     Replacement Loan (First Lien)................................      4.50%        09/26/19     $     5,407,476
                                                                                                                  ---------------
                                                                                                                       12,938,033
                                                                                                                  ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
         997,442  Calpine Corp., Term Loan........................................      4.00%        10/09/19           1,001,602
                                                                                                                  ---------------
                  INDUSTRIAL MACHINERY -- 0.6%
       1,570,378  Filtration Group Corp., Term Loan (First Lien)..................      4.25%        11/20/20           1,579,188
                                                                                                                  ---------------
                  INSURANCE BROKERS -- 2.0%
         438,687  Amwins Group LLC, Term Loan B...................................      5.25%        09/06/19             442,450
       1,206,152  Confie Seguros Holding II Co., Term B Loan (First Lien).........      5.75%        11/09/18           1,207,153
       2,356,380  HUB International Ltd., Initial Term Loan (New).................      4.00%        10/02/20           2,349,029
         973,767  National Financial Partners Corp., 2014 Specified Refinancing
                     Term Loan....................................................      4.50%        07/01/20             977,418
         343,884  USI, Inc. (Compass Investors, Inc.), Initial Term Loan..........      4.25%        12/27/19             343,739
                                                                                                                  ---------------
                                                                                                                        5,319,789
                                                                                                                  ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.7%
       2,444,862  Numericable U.S. LLC, Dollar Denominated Tranche B-1  Loan......      4.50%        05/21/20           2,454,030
       2,115,138  Numericable U.S. LLC, Dollar Denominated Tranche B-2  Loan......      4.50%        05/21/20           2,123,070
                                                                                                                  ---------------
                                                                                                                        4,577,100
                                                                                                                  ---------------
                  LEISURE FACILITIES -- 0.4%
       1,157,487  Planet Fitness Holdings LLC, Term Loan..........................      4.75%        03/31/21           1,163,275
                                                                                                                  ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 4.3%
       3,326,675  Immucor, Inc., Term B-2 Loan....................................      5.00%        08/19/18           3,338,119
       1,296,750  INC Research LLC, Term Loan.....................................      4.50%        11/15/21           1,295,674
       2,850,317  inVentiv Health, Inc., Term B-4 Loan............................      7.75%        05/15/18           2,851,515
       1,191,000  Millennium Laboratories LLC, Tranche B Term Loan................      5.25%        04/16/21             970,665
       2,566,446  Ortho-Clinical Diagnostics, Inc., Initial Term Loan.............      4.75%        06/30/21           2,557,463
         547,250  Sterigenics International (STHI Intermediate Holding Corp.),
                     Initial Term Loan............................................      4.50%        08/06/21             546,336
                                                                                                                  ---------------
                                                                                                                       11,559,772
                                                                                                                  ---------------
                  METAL & GLASS CONTAINERS -- 0.9%
       1,237,500  Ardagh Holdings USA, Inc. (Ardagh Packaging Finance S.A.),
                     New Term Loan................................................      4.00%        12/17/19           1,242,759
         612,308  Berlin Packaging LLC, Initial Term Loan (First Lien)............      4.50%        10/01/21             615,945
         298,500  Mauser Holdings GmBH (CD&R Millennium Holdco 6
                     S.A.R.L.), Initial Dollar Term Loan (First Lien).............      4.50%        07/31/21             298,625
         315,789  PODS, Inc., Initial Term Loan (First Lien)......................      5.25%        02/02/22             319,342
                                                                                                                  ---------------
                                                                                                                        2,476,671
                                                                                                                  ---------------
                  MOVIES & ENTERTAINMENT -- 2.6%
         399,000  Creative Artists Agency LLC (CAA Holdings LLC), Initial
                     Term Loan....................................................      5.50%        12/17/21             402,743
       6,242,484  Formula One (Delta 2 Lux S.A.R.L.), Facility B3.................      4.75%        07/30/21           6,247,416
         370,733  WME IMG Worldwide, Inc., Term Loan (First Lien).................      5.25%        05/06/21             371,197
                                                                                                                  ---------------
                                                                                                                        7,021,356
                                                                                                                  ---------------


Page 10                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  OIL & GAS EXPLORATION & PRODUCTION -- 0.2%
$        400,000  American Energy Marcellus Holdings LLC, Initial Loan
                     (First Lien).................................................      5.25%        08/04/20     $       329,332
         361,111  American Energy Marcellus Holdings LLC, Initial Loan
                     (Second Lien)................................................      8.50%        08/04/21             260,228
                                                                                                                  ---------------
                                                                                                                          589,560
                                                                                                                  ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 1.7%
       4,091,821  First Data Corp., 2021 New Dollar Term Loan.....................      4.18%        03/24/21           4,119,972
         400,000  Hyperion Finance S.A.R.L., Term Loan B..........................      5.50%        03/26/22             403,500
                                                                                                                  ---------------
                                                                                                                        4,523,472
                                                                                                                  ---------------
                  PACKAGED FOODS & MEATS -- 3.2%
         752,011  Boulder Brands, Inc. (GFA Brands, Inc.), Term Loan B
                     (July 2014)..................................................      4.50%        07/09/20             753,891
         658,226  Del Monte Foods, Inc., Initial Loan (First Lien)................      4.25%        02/18/21             632,311
       1,137,456  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.), Initial
                     Term Loan....................................................      7.50%        06/06/18           1,136,034
         558,281  Hearthside Food Solutions LLC, Term Loan........................      4.50%        06/02/21             560,609
       5,629,369  New HB Acquisition LLC, Term B Loan.............................      6.75%        04/09/20           5,727,884
                                                                                                                  ---------------
                                                                                                                        8,810,729
                                                                                                                  ---------------
                  PAPER PACKAGING -- 0.2%
         296,250  Exopack Holding Corp., Term Loan B..............................      5.25%        04/30/19             297,856
         240,019  Reynolds Group Holdings, Inc., Incremental U.S. Term Loan.......      4.50%        12/01/18             242,299
                                                                                                                  ---------------
                                                                                                                          540,155
                                                                                                                  ---------------
                  PERSONAL PRODUCTS -- 0.1%
         406,250  Prestige Brands International, Inc., Term B-2 Loan..............      4.50%        09/03/21             407,648
                                                                                                                  ---------------
                  PHARMACEUTICALS -- 4.9%
       1,410,193  Akorn, Inc., Loan...............................................      4.50%        04/16/21           1,411,081
         500,000  Amneal Pharmaceuticals LLC, Second Incremental Term Loan........  4.50% - 5.75%    11/01/19             501,875
         793,634  Amneal Pharmaceuticals LLC, Term Loan B.........................  5.00% - 6.00%    11/01/19             798,594
         661,667  Catalent Pharma Solutions, Inc., Dollar Term Loan...............      4.25%        05/20/21             667,086
         400,000  Concordia Healthcare Corp., Term Loan B.........................      4.75%        04/21/22             403,000
         560,000  Horizon Pharma, Inc., Term Loan B...............................      4.50%        04/30/21             563,153
       3,554,231  Par Pharmaceutical Cos., Inc., Term B-2 Loan....................      4.00%        09/30/19           3,558,034
         595,500  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Initial Dollar
                     Term Loan....................................................      4.25%        03/11/21             595,393
       4,700,000  Valeant Pharmaceuticals International, Inc., Series F-1
                     Tranche B Term Loan..........................................      4.00%        04/01/22           4,730,456
                                                                                                                  ---------------
                                                                                                                       13,228,672
                                                                                                                  ---------------
                  PROPERTY & CASUALTY INSURANCE -- 0.4%
         391,980  Cunningham Lindsey U.S., Inc., Initial Term Loan (First Lien)...      5.00%        12/10/19             383,486
         600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                     (Second Lien)................................................      6.75%        02/28/22             591,564
                                                                                                                  ---------------
                                                                                                                          975,050
                                                                                                                  ---------------
                  PUBLISHING -- 0.6%
         396,000  Cengage Learning Acquisitions, Inc., Term Loan..................      7.00%        03/15/20             398,103
       1,237,500  Mergermarket USA, Inc., 2014 Incremental Term Loan..............      4.50%        02/04/21           1,211,203
                                                                                                                  ---------------
                                                                                                                        1,609,306
                                                                                                                  ---------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  REAL ESTATE OPERATING COMPANIES -- 0.8%
$      2,100,000  ClubCorp Club Operations, Inc., Term Loan B (September 2014)....      4.50%        09/24/20     $     2,113,125
                                                                                                                  ---------------
                  REAL ESTATE SERVICES -- 0.1%
         160,416  Realogy Corp., Initial Term B Loan 2014.........................      3.75%        03/05/20             160,967
                                                                                                                  ---------------
                  RESEARCH & CONSULTING SERVICES -- 4.0%
       4,685,627  Acosta, Inc., Term Loan B.......................................      4.25%        09/26/21           4,736,372
       4,659,250  Advantage Sales & Marketing, Inc., Initial Term Loan
                     (First Lien).................................................      4.25%        07/23/21           4,673,228
         410,470  Information Resources, Inc., Term Loan..........................      4.75%        09/30/20             412,863
         997,481  TransUnion LLC, 2014 Replacement Term Loan......................      4.00%        04/09/21           1,001,531
                                                                                                                  ---------------
                                                                                                                       10,823,994
                                                                                                                  ---------------
                  RESTAURANTS -- 3.5%
       2,973,511  Burger King Corp., Term Loan B..................................      4.50%        09/30/21           3,005,952
         644,132  Focus Brands, Inc., Refinancing Term Loan (First Lien)..........      4.25%        02/21/18             645,581
       5,363,898  Portillo's Holdings LLC, Term B Loan (First Lien)...............      4.75%        08/02/21           5,367,277
         426,429  Red Lobster Management LLC, Initial Term Loan (First Lien)......      6.25%        07/28/21             429,981
                                                                                                                  ---------------
                                                                                                                        9,448,791
                                                                                                                  ---------------
                  SECURITY & ALARM SERVICES -- 0.4%
         250,810  Garda World Security Corp., Term B Delayed Draw Loan............      4.00%        11/06/20             250,105
         980,440  Garda World Security Corp., Term Loan B.........................      4.00%        10/18/20             977,685
                                                                                                                  ---------------
                                                                                                                        1,227,790
                                                                                                                  ---------------
                  SEMICONDUCTORS -- 2.4%
       1,735,712  Avago Technologies Cayman Ltd., Term Loan.......................      3.75%        05/06/21           1,742,950
       1,624,552  Freescale Semiconductor, Inc., Tranche B-4 Term Loan............      4.25%        02/28/20           1,630,644
       3,127,487  Freescale Semiconductor, Inc., Tranche B-5 Term Loan............      5.00%        01/15/21           3,152,913
                                                                                                                  ---------------
                                                                                                                        6,526,507
                                                                                                                  ---------------
                  SPECIALIZED CONSUMER SERVICES -- 1.6%
       3,947,900  Asurion LLC, Incremental Tranche B-1 Term Loan..................      5.00%        05/24/19           3,966,929
         352,941  Asurion LLC, Term Loan (Second Lien)............................      8.50%        03/03/21             357,706
         149,625  PSSI (Packers Holdings LLC), Term Loan B........................      5.00%        12/02/21             150,934
                                                                                                                  ---------------
                                                                                                                        4,475,569
                                                                                                                  ---------------
                  SPECIALIZED FINANCE -- 0.7%
         485,541  AlixPartners LLP, 2014 January Replacement Term B-2 Loan
                     (First Lien).................................................      4.00%        07/10/20             487,959
       1,370,560  Duff & Phelps Corp., Initial Term Loan..........................      4.50%        04/23/20           1,372,273
                                                                                                                  ---------------
                                                                                                                        1,860,232
                                                                                                                  ---------------
                  SPECIALIZED REITS -- 0.3%
         700,000  Communication Sales & Leasing, Inc., Term Loan B 1L.............      5.00%        10/24/22             698,250
                                                                                                                  ---------------
                  SPECIALTY CHEMICALS -- 1.6%
         206,897  ANGUS Chemicals Co. (Aruba Investments, Inc.), Initial USD
                     Term Loan....................................................      5.25%        02/02/22             208,707
         753,577  Axalta Coating Systems U.S. Holdings, Inc., Refinanced
                     Term B Loan..................................................      3.75%        02/01/20             755,084
         398,000  Emerald Performance Materials LLC, Initial Term Loan
                     (First Lien).................................................      4.50%        07/30/21             399,194


Page 12                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                                          STATED
     VALUE                                  DESCRIPTION                               RATE (a)     MATURITY (b)        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SPECIALTY CHEMICALS (CONTINUED)
$        521,780  NuSil Technology LLC, Term Loan.................................      5.25%        04/07/17     $       517,997
         295,556  Platform Specialty Products Corp. (fka: Macdermid, Inc.),
                     Term Loan B-2................................................      4.75%        06/07/20             298,697
       1,333,030  Polymer Group, Inc., Initial Loan...............................      5.25%        12/19/19           1,340,801
         600,000  SIG Combibloc Group, Initial Dollar Term Loan...................      5.25%        03/11/22             606,499
         266,667  Trinseo Materials Operating S.C.A., Term Loan B.................      4.25%        10/13/21             267,749
                                                                                                                  ---------------
                                                                                                                        4,394,728
                                                                                                                  ---------------
                  SPECIALTY STORES -- 3.4%
         900,000  Dollar Tree, Inc., Initial Term B Loan..........................      4.25%        03/09/22             911,142
       6,900,000  PetSmart, Inc., Term Loan.......................................      5.00%        03/11/22           6,981,628
         334,821  Toys "R" US-Delaware, Inc., Canadian FILO Term Loan.............      8.25%        10/24/19             331,473
         415,179  Toys "R" US-Delaware, Inc., FILO Term Loan......................      8.25%        10/24/19             411,027
         280,804  Toys "R" US-Delaware, Inc., Term B-2 Loan.......................      5.25%        05/25/18             222,034
         510,634  Toys "R" US-Delaware, Inc., Term B-4 Loan.......................      9.75%        04/25/20             478,847
                                                                                                                  ---------------
                                                                                                                        9,336,151
                                                                                                                  ---------------
                  SYSTEMS SOFTWARE -- 2.9%
         216,694  Applied Systems, Inc., Initial Term Loan (First Lien)...........  4.25% - 5.50%    01/25/21             217,157
         220,564  Applied Systems, Inc., Initial Term Loan (Second Lien)..........      7.50%        01/24/22             221,805
       5,506,364  BMC Software Finance, Inc., Initial US Term Loan................      5.00%        09/10/20           5,414,133
         740,625  Compuware Corp., Term Loan B....................................      6.25%        12/31/19             727,975
         457,454  Vertafore, Inc., Term Loan 2013.................................      4.25%        10/03/19             458,502
         766,723  Websense, Inc., Term Loan (First Lien)..........................      4.50%        06/25/20             766,723
                                                                                                                  ---------------
                                                                                                                        7,806,295
                                                                                                                  ---------------
                  TIRES & RUBBER -- 0.2%
        416,6671  Goodyear Tire & Rubber (The) Co., Loan (Second Lien)............      4.75%        04/30/19             420,204
                                                                                                                  ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS.....................................................      228,099,331
                  (Cost $228,290,199)                                                                             ---------------


   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ---------------
CORPORATE BONDS -- 10.7%

                  AEROSPACE & DEFENSE -- 0.1%
         250,000  Aerojet Rocketdyne Holdings, Inc................................      7.13%        03/15/21             269,375
                                                                                                                  ---------------
                  AGRICULTURAL PRODUCTS -- 0.7%
       2,000,000  Darling Ingredients, Inc........................................      5.38%        01/15/22           2,042,500
                                                                                                                  ---------------
                  ALTERNATIVE CARRIERS -- 0.3%
         313,000  Level 3 Communications, Inc.....................................      5.75%        12/01/22             321,802
         500,000  Level 3 Financing, Inc. (f).....................................      5.13%        05/01/23             499,375
                                                                                                                  ---------------
                                                                                                                          821,177
                                                                                                                  ---------------
                  APPLICATION SOFTWARE -- 0.2%
          63,000  Audatex North America, Inc. (f).................................      6.00%        06/15/21              65,303
          62,000  Audatex North America, Inc. (f).................................      6.13%        11/01/23              64,868
         500,000  Infor Software Parent LLC / Infor Software Parent,
                     Inc. (f) (g).................................................      7.13%        05/01/21             503,125
                                                                                                                  ---------------
                                                                                                                          633,296
                                                                                                                  ---------------
                  AUTO PARTS & EQUIPMENT -- 0.0%
         125,000  Metaldyne Performance Group (MPG Holdco I, Inc.) (f)............      7.38%        10/15/22             133,750
                                                                                                                  ---------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ---------------
CORPORATE BONDS (CONTINUED)

                  BROADCASTING -- 0.1%
$        125,000  LIN Television Corp. (f)........................................      5.88%        11/15/22     $       129,063
         100,000  Nexstar Broadcasting, Inc. (f)..................................      6.13%        02/15/22             104,000
                                                                                                                  ---------------
                                                                                                                          233,063
                                                                                                                  ---------------
                  CABLE & SATELLITE -- 1.9%
       5,000,000  CCO Holdings LLC / CCO Holdings Capital Corp....................      5.75%        01/15/24           5,075,000
                                                                                                                  ---------------
                  CASINOS & GAMING -- 0.2%
         600,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                     Properties Finance, Inc. (f).................................      9.38%        05/01/22             480,000
                                                                                                                  ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
         250,000  KB Home.........................................................      7.00%        12/15/21             261,875
                                                                                                                  ---------------
                  HEALTH CARE EQUIPMENT -- 0.4%
          83,000  Alere, Inc......................................................      6.50%        06/15/20              86,943
         300,000  Kinetic Concepts, Inc. / KCI USA, Inc...........................     10.50%        11/01/18             323,625
         550,000  Kinetic Concepts, Inc. / KCI USA, Inc...........................     12.50%        11/01/19             602,195
                                                                                                                  ---------------
                                                                                                                        1,012,763
                                                                                                                  ---------------
                  HEALTH CARE FACILITIES -- 2.9%
       3,165,000  CHS/Community Health Systems, Inc...............................      6.88%        02/01/22           3,374,681
         500,000  Kindred Healthcare, Inc. (f)....................................      8.00%        01/15/20             541,900
       1,500,000  Select Medical Corp.............................................      6.38%        06/01/21           1,500,899
         651,000  Surgical Care Affiliates, Inc. (f)..............................      6.00%        04/01/23             668,903
         170,000  Tenet Healthcare Corp...........................................      6.00%        10/01/20             181,900
       1,250,000  Tenet Healthcare Corp...........................................      8.13%        04/01/22           1,367,188
         250,000  Vantage Oncology LLC / Vantage Oncology Finance Co. (f).........      9.50%        06/15/17             248,750
                                                                                                                  ---------------
                                                                                                                        7,884,221
                                                                                                                  ---------------
                  HOMEFURNISHING RETAIL -- 0.2%
         500,000  Serta Simmons Holdings LLC (f)..................................      8.13%        10/01/20             532,500
                                                                                                                  ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
         350,000  Dynegy Finance I, Inc. / Dynegy Finance II, Inc. (f)............      7.63%        11/01/24             378,000
                                                                                                                  ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
         110,000  Frontier Communications Corp....................................      6.25%        09/15/21             109,450
                                                                                                                  ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 1.2%
       2,375,000  Crimson Merger Sub, Inc. (f)....................................      6.63%        05/15/22           2,113,749
         500,000  Immucor, Inc....................................................     11.13%        08/15/19             540,000
         307,400  inVentiv Health, Inc. (f) (h)...................................     10.00%        08/15/18             315,854
         210,000  inVentiv Health, Inc. (f).......................................     11.00%        08/15/18             201,600
                                                                                                                  ---------------
                                                                                                                        3,171,203
                                                                                                                  ---------------
                  OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
         250,000  American Energy-Permian Basin LLC / AEPB Finance
                     Corp. (f) (i)................................................      6.78%        08/01/19             188,750
         125,000  American Energy-Permian Basin LLC / AEPB Finance
                     Corp. (f)....................................................      7.38%        11/01/21              92,812
                                                                                                                  ---------------
                                                                                                                          281,562
                                                                                                                  ---------------
                  OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
         300,000  Crestwood Midstream Partners LP / Crestwood Midstream
                     Finance Corp.................................................      6.13%        03/01/22             311,250
                                                                                                                  ---------------


Page 14                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ---------------
CORPORATE BONDS (CONTINUED)

                  PACKAGED FOODS & MEATS -- 0.5%
$      1,164,000  JBS USA LLC / JBS USA Finance, Inc. (f).........................      5.88%        07/15/24     $     1,190,190
         125,000  Post Holdings, Inc. (f).........................................      6.75%        12/01/21             126,750
                                                                                                                  ---------------
                                                                                                                        1,316,940
                                                                                                                  ---------------
                  PHARMACEUTICALS -- 0.2%
         400,000  Par Pharmaceutical Cos., Inc....................................      7.38%        10/15/20             429,500
                                                                                                                  ---------------
                  RESTAURANTS -- 0.1%
         300,000  Seminole Hard Rock Entertainment, Inc. / Seminole Hard
                     Rock International LLC (f)...................................      5.88%        05/15/21             304,500
                                                                                                                  ---------------
                  SEMICONDUCTOR EQUIPMENT -- 0.2%
         500,000  Micron Technology, Inc..........................................      5.88%        02/15/22             527,500
                                                                                                                  ---------------
                  SPECIALTY CHEMICALS -- 0.3%
         750,000  Hexion U.S. Finance Corp........................................      6.63%       04/15/20              705,000
                                                                                                                  ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 0.2%
         600,000  BlueLine Rental Finance Corp. (f)...............................      7.00%        02/01/19             615,060
                                                                                                                  ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
         250,000  Sprint Corp.....................................................      7.25%        09/15/21             251,562
         625,000  T-Mobile USA, Inc...............................................      6.73%        04/28/22             660,938
         150,000  T-Mobile USA, Inc...............................................      6.00%        03/01/23             153,232
         500,000  T-Mobile USA, Inc...............................................      6.63%        04/01/23             521,600
                                                                                                                  ---------------
                                                                                                                        1,587,332
                                                                                                                  ---------------
                  TOTAL CORPORATE BONDS.........................................................................       29,116,817
                  (Cost $29,420,111)                                                                              ---------------

FOREIGN CORPORATE BONDS -- 1.8%

                  AEROSPACE & DEFENSE -- 0.2%
         250,000  Bombardier, Inc. (f)............................................      7.75%        03/15/20             265,588
         334,000  Bombardier, Inc. (f)............................................      6.00%        10/15/22             315,630
                                                                                                                  ---------------
                                                                                                                          581,218
                                                                                                                  ---------------
                  DIVERSIFIED CHEMICALS -- 0.1%
         250,000  INEOS Group Holdings SA (f).....................................      5.88%        02/15/19             253,750
                                                                                                                  ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.2%
         500,000  Numericable-SFR (f).............................................      6.00%        05/15/22             512,812
                                                                                                                  ---------------
                  METAL & GLASS CONTAINERS -- 0.2%
          62,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (f).....................................................      6.25%        01/31/19              63,550
         373,588  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (f).....................................................      7.00%        11/15/20             383,862
                                                                                                                  ---------------
                                                                                                                          447,412
                                                                                                                  ---------------
                  PHARMACEUTICALS -- 0.9%
         700,000  Capsugel SA (f) (j).............................................      7.00%        05/15/19             715,312
         620,000  Valeant Pharmaceuticals International, Inc. (f).................      5.38%        03/15/20             637,438
       1,000,000  Valeant Pharmaceuticals International, Inc. (f).................      5.88%        05/15/23           1,028,750
                                                                                                                  ---------------
                                                                                                                        2,381,500
                                                                                                                  ---------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                           STATED         STATED
     VALUE                                  DESCRIPTION                                COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  RESTAURANTS -- 0.0%
$        100,000  Burger King Corp. (f)...........................................      6.00%        04/01/22     $       103,750
                                                                                                                  ---------------
                  SECURITY & ALARM SERVICES -- 0.2%
         500,000  Garda World Security Corp. (f)..................................      7.25%        11/15/21             500,000
                                                                                                                  ---------------
                  TOTAL FOREIGN CORPORATE BONDS.................................................................        4,780,442
                  (Cost $4,748,778)                                                                               ---------------

                  TOTAL INVESTMENTS -- 96.6%....................................................................      261,996,590
                  (Cost $262,459,088) (k)

                  NET OTHER ASSETS AND LIABILITIES -- 3.4%......................................................        9,319,978
                                                                                                                  ---------------
                  NET ASSETS -- 100.0%..........................................................................  $   271,316,568
                                                                                                                  ===============

---------------------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2015. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This issuer has filed for protection in federal bankruptcy court.

(d) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2015, securities noted as such are valued at $1,592,500 or 0.59% of net assets.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2015, securities noted as such amounted to $14,279,244 or 5.3% of net assets.

(g) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.125% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through April 30, 2015), this security paid all of its interest in cash.

(h) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 10.000% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 200 basis points. For the fiscal year-to-date period (November 1, 2014 through April 30,
      2015), the Fund received $17,400 in PIK interest.

(i) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2015.

(j) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.000% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through April 30, 2015), this security paid all of its interest in cash.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,695,936 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,158,434.


Page 16                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

APRIL 30, 2015 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2          LEVEL 3
                                                         TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                        VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                            4/30/2015          PRICES           INPUTS           INPUTS
---------------------------------------------------  --------------   --------------   --------------   --------------
Senior Floating-Rate Loan Interests:
   Health Care Facilities.........................   $    9,513,881   $           --   $    7,921,381   $    1,592,500
   Other Industry Categories*.....................      218,585,450               --      218,585,450               --
                                                     --------------   --------------   --------------   --------------
Total Senior Floating-Rate Loan Interests.........      228,099,331               --      226,506,831        1,592,500
Corporate Bonds*..................................       29,116,817               --       29,116,817               --
Foreign Corporate Bonds*..........................        4,780,442               --        4,780,442               --
                                                     --------------   --------------   --------------   --------------
Total Investments.................................   $  261,996,590   $           --   $  260,404,090   $    1,592,500
                                                     ==============   ==============   ==============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

Level 3 Senior Floating-Rate Loan Interests are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2014
Senior Floating-Rate Loan Interests                      $               --
Net Realized Gain (Loss)                                                 --
Net Change in Unrealized Appreciation/Depreciation                       --
Purchases                                                         1,592,500
Sales                                                                    --
Transfers In                                                             --
Transfers Out                                                            --
                                                         ------------------
ENDING BALANCE AT APRIL 30, 2015
Senior Floating-Rate Loan Interests                               1,592,500
                                                         ------------------
Total Level 3 holdings                                   $        1,592,500
                                                         ==================


                        See Notes to Financial Statements                Page 17

FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value..................................................      $  261,996,590
Cash...................................................................          20,482,420
Receivables:
   Investment securities sold..........................................          11,536,603
   Interest............................................................           1,396,344
                                                                             --------------
      Total Assets.....................................................         295,411,957
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................          23,908,503
   Investment advisory fees............................................             186,886
                                                                             --------------
      Total Liabilities................................................          24,095,389
                                                                             --------------
NET ASSETS.............................................................      $  271,316,568
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $  272,247,877
Par value..............................................................              55,000
Accumulated net investment income (loss)...............................             110,061
Accumulated net realized gain (loss) on investments....................            (633,872)
Net unrealized appreciation (depreciation) on investments..............            (462,498)
                                                                             --------------
NET ASSETS.............................................................      $  271,316,568
                                                                             --------------
NET ASSET VALUE, per share.............................................      $        49.33
                                                                             ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................           5,500,002
                                                                             --------------
Investments, at cost...................................................      $  262,459,088
                                                                             ==============


Page 18                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................      $    5,463,569
                                                                             --------------
   Total investment income.............................................           5,463,569
                                                                             --------------
EXPENSES:
Investment advisory fees...............................................             960,204
Interest expense.......................................................               1,077
                                                                             --------------
   Total expenses......................................................             961,281
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................           4,502,288
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.............................            (361,795)
   Net change in unrealized appreciation (depreciation)................           1,413,382
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           1,051,587
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $    5,553,875
                                                                             ==============


                        See Notes to Financial Statements                Page 19

FIRST TRUST SENIOR LOAN FUND (FTSL)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX
                                                                              MONTHS ENDED          FOR THE
                                                                               4/30/2015           YEAR ENDED
                                                                              (UNAUDITED)          10/31/2014
                                                                             --------------      --------------
OPERATIONS:
   Net investment income (loss)...........................................   $    4,502,288      $    6,192,906
   Net realized gain (loss)...............................................         (361,795)             (3,980)
   Net change in unrealized appreciation (depreciation)...................        1,413,382          (1,924,903)
                                                                             --------------      --------------
   Net increase (decrease) in net assets resulting from operations........        5,553,875           4,264,023
                                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................       (4,503,602)         (6,200,004)
                                                                             --------------      --------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................       95,828,940         106,733,032
   Cost of shares redeemed................................................      (21,904,802)         (4,886,716)
                                                                             --------------      --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................................       73,924,138         101,846,316
                                                                             --------------      --------------
   Total increase (decrease) in net assets................................       74,974,411          99,910,335

NET ASSETS:
   Beginning of period....................................................      196,342,157          96,431,822
                                                                             --------------      --------------
   End of period..........................................................   $  271,316,568      $  196,342,157
                                                                             ==============      ==============
   Accumulated net investment income (loss) at end of period..............   $      110,061      $      111,375
                                                                             ==============      ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................        4,000,002           1,950,002
   Shares sold............................................................        1,950,000           2,150,000
   Shares redeemed........................................................         (450,000)           (100,000)
                                                                             --------------      --------------
   Shares outstanding, end of period......................................        5,500,002           4,000,002
                                                                             ==============      ==============


Page 20                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                SIX MONTHS                      FOR THE PERIOD
                                                                   ENDED                         5/1/2013 (a)
                                                                 4/30/2015      YEAR ENDED          THROUGH
                                                                (UNAUDITED)     10/31/2014        10/31/2013
                                                               -------------  ---------------   ---------------
Net asset value, beginning of period........................    $     49.09     $     49.45       $     50.00
                                                                -----------     -----------       -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................................           0.95            1.77              0.90
Net realized and unrealized gain (loss).....................           0.25           (0.36)            (0.45)
                                                                -----------     -----------       -----------
Total from investment operations............................           1.20            1.41              0.45
                                                                -----------     -----------       -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.......................................          (0.96)          (1.77)            (0.85)
Return of capital...........................................             --              --             (0.15)
                                                                -----------     -----------       -----------
Total distributions paid to shareholders....................          (0.96)          (1.77)            (1.00)
                                                                -----------     -----------       -----------
Net asset value, end of period..............................    $     49.33     $     49.09       $     49.45
                                                                ===========     ===========       ===========
TOTAL RETURN (b)............................................           2.47%           2.91%             0.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................    $   271,317     $   196,342       $    96,432
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...............           0.85% (c)       0.85%             0.85% (c)
Ratio of net investment income (loss) to average
   net assets...............................................           3.99% (c)       3.61%             3.29% (c)
Portfolio turnover rate (d).................................             32%             97%               51%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 21

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The NASDAQ(R) Stock Market LLC ("NASDAQ"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund's primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. The Fund pursues its objectives by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) under normal market conditions in a diversified portfolio of first lien senior floating rate loan interests ("Senior Loans")(1). A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR"). The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available,

-----------------------------

(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2015 (UNAUDITED)

      elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the borrower/issuer;
      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;
     11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
     12)    borrower's/issuer's competitive position within the industry;
     13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
     14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2015 (UNAUDITED)

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of April 30, 2015.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded commitments as of April 30, 2015.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2014 was as follows:


            Distributions        Distributions        Distributions
              paid from            paid from            paid from
              Ordinary              Capital             Return of
               Income                Gains               Capital
            -------------        -------------        -------------
            $   6,200,004        $          --        $          --

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2015 (UNAUDITED)

As of October 31, 2014, the components of distributable earnings on a tax basis for the Fund were as follows:

                                  Accumulated              Net
            Undistributed         Capital and          Unrealized
              Ordinary               Other            Appreciation
               Income             Gain (Loss)         (Depreciation)
            -------------        -------------        -------------
            $     111,375        $    (168,489)       $  (1,979,468)


E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2014, the Fund had $168,489 of non-expiring capital loss carryforwards that may be carried forward indefinitely.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2014, the Fund had no net ordinary losses.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2013 and 2014 remain open to federal and state audit. As of April 30, 2015, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2015 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and the Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $138,557,298 and $70,142,050, respectively.

For the six months ended April 30, 2015, there were no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with the First Trust Exchange-Traded Fund III and First Trust Series Fund entered into an $80 million Committed Line of Credit ("Line of Credit") with The Bank of Nova Scotia ("Scotia") as administrative agent, to be a liquidity backstop during periods of high redemption volume. Prior to March 26, 2015, a commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by Scotia. Effective March 26, 2015, the commitment fee was changed to 0.15%. First Trust allocates the commitment fee amongst the funds that have access to the credit line. The Fund borrowed $4,000,000 for a period of 7 days, from January 2, 2015 through January 9, 2015 at a rate of 1.385%. The Fund incurred interest expense of $1,077 associated with this borrowing.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2015 (UNAUDITED)

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2017.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

On May 20, 2015 the Fund declared a distribution of $0.1500 per share to shareholders of record on May 26, 2015, payable May 29, 2015.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2015 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the Fund.

CASH TRANSACTION RISK: The Fund currently intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemptions for in-kind securities. Because the Fund principally effects redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CREDIT RISK: Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it may invest a substantial portion of its net assets in high yield or "junk" debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

HIGH YIELD SECURITIES RISK: High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio will likely decline because the Fund holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset periodically.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2015 (UNAUDITED)

INTEREST RATE RISK: Interest rate risk is the risk that the value of the debt securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Duration is a common measure of interest rate risk, which measures a bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates.

LIQUIDITY RISK: The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

LOAN RISK: An investment in Senior Loans subjects the Fund to credit risk, which is heightened for Senior Loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior Loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for Senior Loan trades, and the Senior Loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in Senior Loans may have uncertain settlement time periods. Senior Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed-income instruments.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK: Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

OTHER DEBT SECURITIES RISK: Secured loans that are not first lien, loans that are unsecured and debt securities are subject to many of the same risks that affect Senior Loans; however they are often unsecured and/or lower in the issuer's capital structure than Senior Loans, and thus may be exposed to greater risk of default and lower recoveries in the event of a default. This risk can be further heightened in the case of below investment grade instruments. Additionally, most fixed-income securities are fixed-rate and thus are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates.

PREPAYMENT RISK: Loans are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2015 (UNAUDITED)

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund IV (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of First Trust Senior Loan Fund (the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending March 31, 2016 at a meeting held on March 8-9, 2015. The Board of Trustees determined that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for the Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for the Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Management Practice Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of the Fund compared to expense ratios of the funds in the MPI Peer Group; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance programs. Following receipt of this information, the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for the Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that, unlike most ETFs to which First Trust currently provides management services, the Fund is not designed to track the performance of an index. With respect to the Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund, and reviewed the services provided by the Advisor to the Fund. The Board also considered the background and experience of the Advisor's employees responsible for the day-to-day management of the Fund. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor the Fund's investment program. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by the Fund under the Agreement, noting that the Fund pays the Advisor a fee equal to an annual rate of 0.85% of its average daily net assets and that the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board also reviewed data prepared by MPI showing the Fund's unitary fee as compared to the advisory fees and expense ratios of the peer funds in the MPI Peer Group and determined that, because the Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total (net) expense ratio of the peer funds in the MPI Peer Group, and noted that only one peer fund was actively managed. The Independent Trustees discussed with representatives of the Advisor and independent counsel limitations in creating peer groups for actively-managed ETFs and different business models that affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the MPI data. The Board also compared the unitary fee for the Fund to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2015 (UNAUDITED)

The Board considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board reviewed data prepared by MPI comparing the Fund's performance to its MPI Peer Group and to broad-based benchmarks, and noted that the Fund outperformed the average of the MPI Peer Group and the benchmarks for the one-year and since-inception (May 1, 2013) periods ended December 31, 2014.

On the basis of all the information provided on the Fund's unitary fee and performance of the Fund, the Board concluded that the unitary fee for the Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to the Fund under the Agreement.

The Board noted that the Advisor has made and continues to make significant investments in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to the Fund for the period ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits estimated to have been realized by the Advisor in connection with the management of the Fund for 2014 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and the Fund. No single factor was determinative in the Board's analysis.

                      This page intentionally left blank.

FIRST TRUST


First Trust Exchange-Traded Fund IV


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust Tactical High
Yield ETF (HYLS)


Semi-Annual Report
For the Six Months Ended
April 30, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Management.......................................................    5
Understanding Your Fund Expenses...........................................    6
Portfolio of Investments...................................................    7
Statement of Assets and Liabilities........................................   20
Statement of Operations....................................................   21
Statements of Changes in Net Assets........................................   22
Statement of Cash Flows....................................................   23
Financial Highlights.......................................................   24
Notes to Financial Statements..............................................   25
Additional Information.....................................................   31

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Tactical High Yield ETF hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS) SEMI-ANNUAL
                        LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015

Dear Shareholders:

Thank you for your investment in First Tactical High Yield ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015. Additionally, First Trust compiles the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

The primary investment objective of the First Trust Tactical High Yield ETF (the "Fund") is to provide current income. The Fund's secondary investment objective is capital appreciation. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal market conditions, (plus the amount of any borrowing for investment purposes) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-" by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or lower than "Baa3" by Moody's Investors Service, Inc. ("Moody's"), or comparably rated by another nationally recognized statistical rating organization ("NRSRO"). High yield debt securities that are rated below investment grade are commonly referred to as "junk" bonds. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

-------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL           CUMULATIVE
                                                                            TOTAL RETURNS          TOTAL RETURNS
                                       6 Months Ended    1 Year Ended    Inception (2/25/13)    Inception (2/25/13)
                                          4/30/15          4/30/15           to 4/30/15             to 4/30/15
FUND PERFORMANCE
NAV                                        1.88%            2.94%               6.62%                 14.96%
Market Price                               2.19%            3.02%               6.66%                 15.05%

INDEX PERFORMANCE
BofA Merrill Lynch US High Yield
   Constrained Index                       1.52%            2.58%               5.51%                 12.38%
-------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in the value of an investment over the period indicated. "Cumulative Annual Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of the shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's pays performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

-----------------------------------------------------
                                          % OF TOTAL
INDUSTRY CLASSIFICATION                   INVESTMENTS
-----------------------------------------------------
Media                                        12.0%
Health Care Providers & Services             11.7
Hotels, Restaurants & Leisure                 8.8
Food Products                                 6.4
Diversified Telecommunication Services        6.2
Pharmaceuticals                               5.6
Health Care Equipment & Supplies              4.8
Real Estate Management & Development          4.0
Food & Staples Retailing                      3.7
Specialty Retail                              3.4
Life Sciences Tools & Services                3.4
Aerospace & Defense                           3.3
Software                                      3.0
Wireless Telecommunication Services           2.8
Containers & Packaging                        2.2
Chemicals                                     2.0
Professional Services                         1.9
Building Products                             1.8
Oil, Gas & Consumable Fuels                   1.7
Trading Companies & Distributors              1.3
Technology Hardware, Storage &
   Peripherals                                1.0
Auto Components                               0.9
Commercial Services & Supplies                0.9
Independent Power and Renewable
   Electricity Producers                      0.9
Real Estate Investment Trusts                 0.9
Insurance                                     0.8
Machinery                                     0.7
Diversified Consumer Services                 0.6
Household Products                            0.4
Automobiles                                   0.4
Construction & Engineering                    0.4
Health Care Technology                        0.4
Diversified Financial Services                0.4
Road & Rail                                   0.3
Semiconductors & Semiconductor
   Equipment                                  0.3
Communications Equipment                      0.2
Biotechnology                                 0.1
Consumer Finance                              0.1
IT Services                                   0.1
Internet & Catalog Retail                     0.1
Electronic Equipment, Instruments &
   Components                                 0.1
Distributors                                  0.0*
Electric Utilities                            0.0*
                                           --------
     Total                                  100.0%
                                           ========

*  Amount is less than 0.1%.


-----------------------------------------------------
                                          % OF TOTAL
ASSET CLASSIFICATION                      INVESTMENTS
-----------------------------------------------------
Corporate Bonds                              62.8%
Senior Floating-Rate Loan Interests          25.2
Foreign Corporate Bonds                      12.0
                                           --------
     Total                                  100.0%
                                           ========

-----------------------------------------------------
                                      % OF TOTAL LONG
                                       FIXED-INCOME
CREDIT QUALITY (S&P RATINGS)(1)         INVESTMENTS
-----------------------------------------------------
BBB                                           0.5%
BB+                                           1.9
BB                                            7.1
BB-                                          13.4
B+                                           18.7
B                                            20.4
B-                                           18.5
CCC+                                         17.0
CCC                                           2.1
Not Rated                                     0.4
                                           --------
     Total                                  100.0%
                                           ========

-----------------------------------------------------
                                          % OF TOTAL
COUNTRY EXPOSURE                          INVESTMENTS
-----------------------------------------------------
United States                                85.2%
Canada                                        2.9
Luxembourg                                    2.7
France                                        2.0
United Kingdom                                1.8
Netherlands                                   1.8
Brazil                                        1.2
Ireland                                       0.8
Mexico                                        0.6
New Zealand                                   0.5
Hong Kong                                     0.2
Macau                                         0.2
Spain                                         0.1
                                           --------
     Total                                  100.0%
                                           ========


(1) The ratings are by Standard & Poor's Rating Group, a division of the McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   FEBRUARY 25, 2013 - APRIL 30, 2015

            First Trust Tactical      BofA Merrill Lynch US High
               High Yield ETF          Yield Constrained Index
2/25/13           $10,000                      $10,000
4/30/13            10,403                       10,308
10/31/13           10,676                       10,458
4/30/14            11,167                       10,956
10/31/14           11,285                       11,070
4/30/15            11,496                       11,238

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 27, 2013 (commencement of trading) through April 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                                   NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                   BELOW NAV
                               ----------------------------------------      ----------------------------------------
                               0.00%-      0.50%-     1.00%-                 0.00%-     0.50%-      1.00%-
FOR THE PERIOD                 0.49%       0.99%      1.99%     >=2.00%      0.49%      0.99%       1.99%     >=2.00%
2/27/13 - 10/31/13               94          37          0          0          37          5           0          0
11/1/13 - 10/31/14              158          29          0          0          63          2           0          0
11/1/14 - 4/30/15                79           5          2          0          35          2           0          0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2015 (UNAUDITED)


                               INVESTMENT MANAGER

The First Trust Leveraged Finance Team is comprised of twelve experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2015, the First Trust Leveraged Finance Team managed or supervised approximately $1.61 billion in senior secured bank loans and high yield bonds. These assets are spread across various strategies, including a closed-end fund, an open-end fund, four exchange-traded funds (including the Fund) and a series of unit investment trusts on behalf of retail and institutional clients.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
PETER FASONE, CFA - VICE PRESIDENT, PORTFOLIO MANAGER
TODD LARSON, CFA - VICE PRESIDENT, PORTFOLIO MANAGER

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2015 (UNAUDITED)

As a shareholder of First Trust Tactical High Yield ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO
                                                    BEGINNING             ENDING         BASED ON THE         EXPENSES PAID
                                                  ACCOUNT VALUE        ACCOUNT VALUE       SIX-MONTH            DURING THE
                                                 NOVEMBER 1, 2014     APRIL 30, 2015        PERIOD         SIX-MONTH PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
Actual                                              $1,000.00            $1,018.80           1.28%                $6.41
Hypothetical (5% return before expenses)            $1,000.00            $1,018.45           1.28%                $6.41

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2014 through April 30, 2015), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS -- 68.4%

                  AEROSPACE & DEFENSE -- 2.5%
$      2,068,000  Aerojet Rocketdyne Holdings, Inc. (a)...........................      7.13%       03/15/21    $     2,228,270
       4,650,000  DigitalGlobe, Inc. (a) (b)......................................      5.25%       02/01/21          4,708,125
         100,000  Orbital ATK, Inc. (b)...........................................      5.25%       10/01/21            104,000
       1,500,000  TransDigm, Inc..................................................      7.50%       07/15/21          1,620,000
       2,000,000  TransDigm, Inc..................................................      6.00%       07/15/22          2,022,500
         500,000  TransDigm, Inc..................................................      6.50%       07/15/24            509,925
                                                                                                                ---------------
                                                                                                                     11,192,820
                                                                                                                ---------------
                  AGRICULTURAL PRODUCTS -- 1.6%
       5,000,000  Darling Ingredients, Inc. (a)...................................      5.38%       01/15/22          5,106,250
       2,125,000  Pinnacle Operating Corp. (a) (b)................................      9.00%       11/15/20          2,156,875
                                                                                                                ---------------
                                                                                                                      7,263,125
                                                                                                                ---------------
                  ALTERNATIVE CARRIERS -- 1.8%
       6,937,000  Level 3 Communications, Inc. (a)................................      5.75%       12/01/22          7,132,068
         500,000  Level 3 Financing, Inc..........................................      5.38%       08/15/22            512,500
         500,000  Level 3 Financing, Inc. (b).....................................      5.13%       05/01/23            499,375
                                                                                                                ---------------
                                                                                                                      8,143,943
                                                                                                                ---------------
                  APPLICATION SOFTWARE -- 1.6%
         400,000  ACI Worldwide, Inc. (a) (b).....................................      6.38%       08/15/20            422,000
       1,125,000  Audatex North America, Inc. (a) (b).............................      6.00%       06/15/21          1,166,130
         125,000  Audatex North America, Inc. (b).................................      6.13%       11/01/23            130,781
       3,400,000  Infor Software Parent LLC / Infor Software Parent,
                     Inc. (a) (b) (c).............................................      7.13%       05/01/21          3,421,250
       2,000,000  Infor US, Inc. (b)..............................................      6.50%       05/15/22          2,060,000
                                                                                                                ---------------
                                                                                                                      7,200,161
                                                                                                                ---------------
                  AUTO PARTS & EQUIPMENT -- 0.7%
         425,000  American Axle & Manufacturing, Inc. (a).........................      7.75%       11/15/19            486,094
       1,000,000  American Axle & Manufacturing, Inc..............................      6.63%       10/15/22          1,067,500
         250,000  Dana Holding Corp...............................................      5.38%       09/15/21            260,625
       1,085,000  Metaldyne Performance Group (MPG Holdco I, Inc.) (b)............      7.38%       10/15/22          1,160,950
                                                                                                                ---------------
                                                                                                                      2,975,169
                                                                                                                ---------------
                  AUTOMOBILE MANUFACTURERS -- 0.3%
       1,500,000  Asbury Automotive Group, Inc....................................      6.00%       12/15/24          1,578,750
                                                                                                                ---------------
                  BROADCASTING -- 5.3%
       7,065,000  Gray Television, Inc. (a).......................................      7.50%       10/01/20          7,541,887
       1,375,000  LIN Television Corp. (b)........................................      5.88%       11/15/22          1,419,688
       3,812,000  Nexstar Broadcasting, Inc. (a)..................................      6.88%       11/15/20          4,059,780
       1,800,000  Nexstar Broadcasting, Inc. (b)..................................      6.13%       02/15/22          1,872,000
         495,000  Sinclair Television Group, Inc..................................      5.38%       04/01/21            503,168
       3,430,000  Sinclair Television Group, Inc. (a).............................      6.38%       11/01/21          3,644,375
       3,500,000  Sinclair Television Group, Inc. (a).............................      6.13%       10/01/22          3,709,999
       1,000,000  Sinclair Television Group, Inc. (b).............................      5.63%       08/01/24          1,022,500
         250,000  Univision Communications, Inc. (b)..............................      5.13%       02/15/25            252,500
                                                                                                                ---------------
                                                                                                                     24,025,897
                                                                                                                ---------------
                  BUILDING PRODUCTS -- 0.4%
         500,000  Allegion US Holding Co., Inc. (a)...............................      5.75%       10/01/21            528,750
         125,000  American Builders & Contractors Supply Co., Inc. (b)............      5.63%       04/15/21            129,375
         500,000  Hillman Group (The), Inc. (b)...................................      6.38%       07/15/22            502,500


                        See Notes to Financial Statements                 Page 7

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  BUILDING PRODUCTS (CONTINUED)
$        500,000  Unifrax I LLC / Unifrax Holding Co. (b).........................      7.50%       02/15/19    $       517,500
         250,000  Unifrax I LLC / Unifrax Holding Co. (a) (b).....................      7.50%       02/15/19            258,750
                                                                                                                ---------------
                                                                                                                      1,936,875
                                                                                                                ---------------
                  CABLE & SATELLITE -- 4.2%
      12,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...............      5.75%       01/15/24         12,179,999
       2,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                     Corp. (b)....................................................      6.38%       09/15/20          2,117,500
       2,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                     Corp. (a) (b)................................................      5.13%       12/15/21          2,010,400
       2,500,000  DISH DBS Corp...................................................      5.88%       11/15/24          2,468,750
         100,000  Mediacom Broadband LLC / Mediacom Broadband Corp................      5.50%       04/15/21            101,875
                                                                                                                ---------------
                                                                                                                     18,878,524
                                                                                                                ---------------
                  CASINOS & GAMING -- 3.1%
       1,900,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                     Properties Finance, Inc. (b).................................      9.38%       05/01/22          1,520,000
         250,000  Isle of Capri Casinos, Inc. (b).................................      5.88%       03/15/21            259,375
       6,600,000  MGM Resorts International (a)...................................      7.75%       03/15/22          7,441,499
       2,200,000  MGM Resorts International (a)...................................      6.00%       03/15/23          2,289,375
       2,385,000  Station Casinos LLC (a).........................................      7.50%       03/01/21          2,581,763
                                                                                                                ---------------
                                                                                                                     14,092,012
                                                                                                                ---------------
                  COMMODITY CHEMICALS -- 0.2%
         825,000  Tronox Finance LLC (a)..........................................      6.38%       08/15/20            812,625
                                                                                                                ---------------
                  COMMUNICATIONS EQUIPMENT -- 0.2%
         700,000  Alcatel-Lucent USA, Inc. (a) (b)................................      6.75%       11/15/20            756,875
                                                                                                                ---------------
                  CONSTRUCTION & ENGINEERING -- 0.4%
       2,000,000  Terex Corp......................................................      6.00%       05/15/21          2,040,000
                                                                                                                ---------------
                  CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.2%
         550,000  Oshkosh Corp....................................................      5.38%       03/01/22            576,125
         350,000  Oshkosh Corp. (b)...............................................      5.38%       03/01/25            364,875
                                                                                                                ---------------
                                                                                                                        941,000
                                                                                                                ---------------
                  DISTRIBUTORS -- 0.0%
         200,000  WESCO Distribution, Inc.........................................      5.38%       12/15/21            205,000
                                                                                                                ---------------
                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 3.1%
       5,810,000  KB Home (a).....................................................      7.00%       12/15/21          6,085,975
         500,000  KB Home.........................................................      7.63%       05/15/23            523,125
       3,000,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                     Inc. (b).....................................................      7.75%       04/15/20          3,174,390
       1,275,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                     Inc. (a) (b).................................................      5.25%       04/15/21          1,284,563
       3,000,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                     Inc. (b).....................................................      5.88%       04/15/23          3,075,000
                                                                                                                ---------------
                                                                                                                     14,143,053
                                                                                                                ---------------
                  DIVERSIFIED REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.1%
         250,000  iStar Financial, Inc............................................      4.88%       07/01/18            250,313
         100,000  iStar Financial, Inc............................................      5.00%       07/01/19            100,000
                                                                                                                ---------------
                                                                                                                        350,313
                                                                                                                ---------------


Page 8                  See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  FOOD DISTRIBUTORS -- 0.3%
$      1,463,000  KeHE Distributors LLC / KeHE Finance Corp. (a) (b)..............      7.63%       08/15/21    $     1,554,438
                                                                                                                ---------------
                  HEALTH CARE EQUIPMENT -- 5.2%
       1,500,000  Alere, Inc......................................................      7.25%       07/01/18          1,599,375
       3,834,000  Alere, Inc. (a).................................................      6.50%       06/15/20          4,016,114
       3,330,000  DJO Finance LLC / DJO Finance Corp. (a).........................      8.75%       03/15/18          3,485,511
         950,000  DJO Finance LLC / DJO Finance Corp. (a).........................      7.75%       04/15/18            989,340
       5,450,000  DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. (b).......      8.13%       06/15/21          5,545,375
         750,000  Kinetic Concepts, Inc. / KCI USA, Inc...........................     10.50%       11/01/18            809,063
       6,300,000  Kinetic Concepts, Inc. / KCI USA, Inc. (a)......................     12.50%       11/01/19          6,897,869
                                                                                                                ---------------
                                                                                                                     23,342,647
                                                                                                                ---------------
                  HEALTH CARE FACILITIES -- 8.1%
         100,000  Acadia Healthcare Co., Inc. (b).................................      5.63%       02/15/23            102,750
       2,700,000  Amsurg Corp. (a)................................................      5.63%       07/15/22          2,754,540
       9,000,000  CHS/Community Health Systems, Inc. (a)..........................      6.88%       02/01/22          9,596,249
         250,000  HCA Holdings, Inc...............................................      7.75%       05/15/21            266,875
         242,000  HealthSouth Corp. (a)...........................................      7.75%       09/15/22            256,520
         250,000  HealthSouth Corp................................................      5.13%       03/15/23            258,750
       1,200,000  HealthSouth Corp................................................      5.75%       11/01/24          1,272,000
       2,000,000  Kindred Healthcare, Inc. (b)....................................      8.00%       01/15/20          2,167,600
       2,000,000  Kindred Healthcare, Inc. (a)....................................      6.38%       04/15/22          2,070,000
       6,500,000  Select Medical Corp. (a)........................................      6.38%       06/01/21          6,503,900
       1,600,000  Surgical Care Affiliates, Inc. (b)..............................      6.00%       04/01/23          1,644,000
       1,000,000  Tenet Healthcare Corp. (b)......................................      5.50%       03/01/19          1,011,250
         500,000  Tenet Healthcare Corp...........................................      6.00%       10/01/20            535,000
       6,500,000  Tenet Healthcare Corp. (a)......................................      8.13%       04/01/22          7,109,374
         750,000  Vantage Oncology LLC / Vantage Oncology Finance Co. (b).........      9.50%       06/15/17            746,250
                                                                                                                ---------------
                                                                                                                     36,295,058
                                                                                                                ---------------
                  HEALTH CARE SERVICES -- 0.9%
       1,000,000  DaVita HealthCare Partners, Inc.................................      5.00%       05/01/25          1,000,625
       2,000,000  Envision Healthcare Corp. (b)...................................      5.13%       07/01/22          2,065,000
       1,000,000  ExamWorks Group, Inc............................................      5.63%       04/15/23          1,037,500
                                                                                                                ---------------
                                                                                                                      4,103,125
                                                                                                                ---------------
                  HEALTH CARE TECHNOLOGY -- 0.1%
         305,000  MedAssets, Inc..................................................      8.00%       11/15/18            319,488
                                                                                                                ---------------
                  HOMEFURNISHING RETAIL -- 1.6%
       6,730,000  Serta Simmons Holdings LLC (a) (b)..............................      8.13%       10/01/20          7,167,450
                                                                                                                ---------------
                  HOUSEHOLD PRODUCTS -- 0.5%
       2,000,000  Spectrum Brands, Inc. (b).......................................      6.13%       12/15/24          2,130,000
                                                                                                                ---------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.9%
       1,400,000  Dynegy Finance I, Inc. / Dynegy Finance II, Inc. (b)............      7.63%       11/01/24          1,512,000
       1,109,000  NRG Energy, Inc. (a)............................................      7.88%       05/15/21          1,190,401
       1,500,000  NRG Energy, Inc.................................................      6.25%       07/15/22          1,563,750
                                                                                                                ---------------
                                                                                                                      4,266,151
                                                                                                                ---------------
                  INDUSTRIAL MACHINERY -- 0.4%
       1,650,000  Signode Industrial Group Lux SA/Signode Industrial Group
                     US, Inc. (a) (b).............................................      6.38%       05/01/22          1,658,250
                                                                                                                ---------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  INSURANCE BROKERS -- 0.2%
$      1,000,000  HUB International Ltd. (b)......................................      7.88%       10/01/21    $     1,032,500
                                                                                                                ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 1.2%
         825,000  Cincinnati Bell, Inc. (a).......................................      8.38%       10/15/20            880,688
         280,000  Frontier Communications Corp....................................      6.25%       09/15/21            278,600
       2,325,000  Frontier Communications Corp. (a)...............................      8.75%       04/15/22          2,557,500
       1,000,000  GCI, Inc. (b)...................................................      6.88%       04/15/25          1,030,000
         500,000  Windstream Corp.................................................      7.75%       10/15/20            516,250
                                                                                                                ---------------
                                                                                                                      5,263,038
                                                                                                                ---------------
                  INTERNET RETAIL -- 0.1%
         250,000  Netflix, Inc. (b)...............................................      5.88%       02/15/25            267,500
                                                                                                                ---------------
                  LEISURE FACILITIES -- 0.8%
       1,650,000  Cedar Fair LP / Canada's Wonderland Co. / Magnum
                     Management Corp. (a).........................................      5.25%       03/15/21          1,720,125
       1,775,000  Six Flags Entertainment Corp. (b)...............................      5.25%       01/15/21          1,841,563
                                                                                                                ---------------
                                                                                                                      3,561,688
                                                                                                                ---------------
                  LIFE SCIENCES TOOLS & SERVICES -- 2.4%
       4,750,000  Crimson Merger Sub, Inc. (a) (b)................................      6.63%       05/15/22          4,227,500
       3,450,000  Immucor, Inc. (a)...............................................     11.13%       08/15/19          3,726,000
       2,000,000  inVentiv Health, Inc. (b).......................................      9.00%       01/15/18          2,110,000
         245,920  inVentiv Health, Inc. (b) (d)...................................     10.00%       08/15/18            252,683
         168,000  inVentiv Health, Inc. (b).......................................     11.00%       08/15/18            161,280
         500,000  inVentiv Health, Inc. (b).......................................     11.00%       08/15/18            481,250
                                                                                                                ---------------
                                                                                                                     10,958,713
                                                                                                                ---------------
                  MOVIES & ENTERTAINMENT -- 0.7%
       1,625,000  Cinemark USA, Inc. (a)..........................................      4.88%       06/01/23          1,651,325
       1,100,000  Live Nation Entertainment, Inc. (a) (b).........................      5.38%       06/15/22          1,130,250
         500,000  Regal Entertainment Group.......................................      5.75%       03/15/22            515,625
                                                                                                                ---------------
                                                                                                                      3,297,200
                                                                                                                ---------------
                  OFFICE REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.1%
         375,000  DuPont Fabros Technology LP.....................................      5.88%       09/15/21            390,469
                                                                                                                ---------------
                  OIL & GAS EXPLORATION & PRODUCTION -- 0.6%
         250,000  American Energy-Permian Basin LLC / AEPB Finance
                     Corp. (b)....................................................      7.38%       11/01/21            185,625
         500,000  American Energy-Permian Basin LLC / AEPB Finance
                     Corp. (b)....................................................      7.13%       11/01/20            370,000
         700,000  Rice Energy, Inc................................................      6.25%       05/01/22            707,000
       1,000,000  Rice Energy, Inc. (b)...........................................      7.25%       05/01/23          1,045,000
         250,000  Rosetta Resources, Inc..........................................      5.88%       06/01/24            249,375
         250,000  Sanchez Energy Corp.............................................      7.75%       06/15/21            261,875
         125,000  Sanchez Energy Corp.............................................      6.13%       01/15/23            123,125
                                                                                                                ---------------
                                                                                                                      2,942,000
                                                                                                                ---------------
                  OIL & GAS REFINING & MARKETING -- 0.1%
         250,000  CITGO Petroleum Corp. (b).......................................      6.25%       08/15/22            245,625
         187,500  Murphy Oil USA, Inc.............................................      6.00%       08/15/23            201,750
                                                                                                                ---------------
                                                                                                                        447,375
                                                                                                                ---------------


Page 10                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  OIL & GAS STORAGE & TRANSPORTATION -- 0.7%
$        875,000  Crestwood Midstream Partners LP / Crestwood Midstream
                     Finance Corp. (a)............................................      6.13%       03/01/22    $       907,813
         100,000  Crestwood Midstream Partners LP / Crestwood Midstream
                     Finance Corp. (b)............................................      6.25%       04/01/23            105,000
       1,750,000  Holly Energy Partners LP / Holly Energy Finance Corp. (a).......      6.50%       03/01/20          1,741,250
         312,000  Summit Midstream Holdings LLC / Summit Midstream
                     Finance Corp.................................................      5.50%       08/15/22            299,520
         196,000  Tesoro Logistics LP / Tesoro Logistics Finance Corp.............      5.88%       10/01/20            204,820
                                                                                                                ---------------
                                                                                                                      3,258,403
                                                                                                                ---------------
                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.4%
       1,500,000  First Data Corp. (a) (b)........................................      8.25%       01/15/21          1,597,965
                                                                                                                ---------------
                  PACKAGED FOODS & MEATS -- 2.8%
       5,795,000  JBS USA LLC / JBS USA Finance, Inc. (b).........................      5.88%       07/15/24          5,925,388
       1,600,000  Pilgrim's Pride Corp. (b).......................................      5.75%       03/15/25          1,644,000
       2,125,000  Post Holdings, Inc. (b).........................................      6.75%       12/01/21          2,154,750
       2,000,000  Post Holdings, Inc..............................................      7.38%       02/15/22          2,082,500
         800,000  Post Holdings, Inc. (b).........................................      6.00%       12/15/22            783,000
                                                                                                                ---------------
                                                                                                                     12,589,638
                                                                                                                ---------------
                  PAPER PACKAGING -- 0.5%
       2,250,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu (a).................................      5.75%       10/15/20          2,356,875
                                                                                                                ---------------
                  PHARMACEUTICALS -- 3.3%
       2,200,000  Endo Finance LLC (b)............................................      5.75%       01/15/22          2,233,000
         500,000  Endo Finance LLC / Endo Finco, Inc. (b).........................      7.00%       07/15/19            523,125
       1,000,000  Endo Finance LLC / Endo Finco, Inc. (a) (b).....................      7.25%       01/15/22          1,062,500
         385,000  Endo Finance LLC / Endo Ltd. / Endo Finco, Inc. (b).............      6.00%       02/01/25            396,791
       4,000,000  Par Pharmaceutical Cos., Inc. (a)...............................      7.38%       10/15/20          4,295,000
       6,075,000  Valeant Pharmaceuticals International (a) (b)...................      6.75%       08/15/21          6,386,343
                                                                                                                ---------------
                                                                                                                     14,896,759
                                                                                                                ---------------
                  REAL ESTATE DEVELOPMENT -- 1.2%
       5,635,000  TRI Pointe Homes (Weyerhaeuser Co.) (a) (b).....................      5.88%       06/15/24          5,578,650
                                                                                                                ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.0%
         125,000  Nielsen Finance LLC / Nielsen Finance Co. (b)...................      5.00%       04/15/22            126,156
                                                                                                                ---------------
                  RESTAURANTS -- 0.2%
         750,000  Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock
                     International LLC (b)........................................      5.88%       05/15/21            761,250
                                                                                                                ---------------
                  SEMICONDUCTOR EQUIPMENT -- 0.1%
         500,000  Micron Technology, Inc..........................................      5.88%       02/15/22            527,500
                                                                                                                ---------------
                  SEMICONDUCTORS -- 0.2%
         850,000  Freescale Semiconductor, Inc. (b)...............................      6.00%       01/15/22            920,550
                                                                                                                ---------------
                  SPECIALIZED FINANCE -- 0.1%
         250,000  MSCI, Inc. (b)..................................................      5.25%       11/15/24            260,625
                                                                                                                ---------------
                  SPECIALIZED REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.3%
         400,000  GEO Group (The), Inc............................................      5.88%       01/15/22            427,000
         750,000  GEO Group (The), Inc............................................      5.88%       10/15/24            800,625
                                                                                                                ---------------
                                                                                                                      1,227,625
                                                                                                                ---------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS (CONTINUED)

                  SPECIALTY CHEMICALS -- 1.4%
$      2,450,000  Hexion U.S. Finance Corp. (a)...................................      6.63%       04/15/20    $     2,303,000
         400,000  OMNOVA Solutions, Inc...........................................      7.88%       11/01/18            407,500
       3,250,000  Platform Specialty Products Corp. (a) (b).......................      6.50%       02/01/22          3,412,500
                                                                                                                ---------------
                                                                                                                      6,123,000
                                                                                                                ---------------
                  SPECIALTY STORES -- 1.5%
       4,575,000  Argos Merger Sub, Inc. (b)......................................      7.13%       03/15/23          4,815,188
         375,000  Family Tree Escrow LLC (b)......................................      5.25%       03/01/20            394,688
         375,000  Family Tree Escrow LLC (b)......................................      5.75%       03/01/23            395,625
       1,000,000  Rite Aid Corp. (b)..............................................      6.13%       04/01/23          1,041,250
                                                                                                                ---------------
                                                                                                                      6,646,751
                                                                                                                ---------------
                  SYSTEMS SOFTWARE -- 0.3%
         975,000  BMC Software Finance, Inc. (a) (b)..............................      8.13%       07/15/21            899,438
         500,000  BMC Software, Inc...............................................      7.25%       06/01/18            482,500
                                                                                                                ---------------
                                                                                                                      1,381,938
                                                                                                                ---------------
                  TECHNOLOGY DISTRIBUTORS -- 0.1%
         250,000  CDW LLC / CDW Finance Corp......................................      5.00%       09/01/23            258,125
                                                                                                                ---------------
                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.5%
       2,000,000  Equinix, Inc....................................................      5.38%       01/01/22          2,085,000
                                                                                                                ---------------
                  TIRES & RUBBER -- 0.2%
         250,000  Goodyear Tire & Rubber (The) Co. (a)............................      8.25%       08/15/20            265,000
         450,000  Goodyear Tire & Rubber (The) Co. (a)............................      6.50%       03/01/21            478,350
                                                                                                                ---------------
                                                                                                                        743,350
                                                                                                                ---------------
                  TRADING COMPANIES & DISTRIBUTORS -- 1.4%
         500,000  Ashtead Capital, Inc. (a) (b)...................................      6.50%       07/15/22            537,815
       3,100,000  BlueLine Rental Finance Corp. (a) (b)...........................      7.00%       02/01/19          3,177,810
         850,000  United Rentals North America, Inc. (a)..........................      7.63%       04/15/22            941,375
         250,000  United Rentals North America, Inc...............................      5.50%       07/15/25            254,200
       1,250,000  Vander Intermediate Holding II Corp. (a) (b) (e)................      9.75%       02/01/19          1,268,750
                                                                                                                ---------------
                                                                                                                      6,179,950
                                                                                                                ---------------
                  TRUCKING -- 0.3%
         300,000  Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (b)......      5.13%       06/01/22            303,750
         875,000  Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (a)......      5.50%       04/01/23            896,604
         250,000  Hertz (The) Corp................................................      7.38%       01/15/21            264,375
                                                                                                                ---------------
                                                                                                                      1,464,729
                                                                                                                ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 3.0%
       3,000,000  Sprint Capital Corp.............................................      6.90%       05/01/19          3,096,989
       2,250,000  Sprint Communications, Inc. (a).................................      7.00%       08/15/20          2,289,375
       1,750,000  Sprint Corp. (a)................................................      7.25%       09/15/21          1,760,938
       1,560,000  T-Mobile USA, Inc...............................................      6.73%       04/28/22          1,649,700
         150,000  T-Mobile USA, Inc...............................................      6.00%       03/01/23            153,233
       2,500,000  T-Mobile USA, Inc...............................................      6.63%       04/01/23          2,608,000
       2,000,000  T-Mobile USA, Inc...............................................      6.84%       04/28/23          2,122,500
                                                                                                                ---------------
                                                                                                                     13,680,735
                                                                                                                ---------------
                  TOTAL CORPORATE BONDS.......................................................................      308,198,806
                  (Cost $303,902,345)                                                                           ---------------


Page 12                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
FOREIGN CORPORATE BONDS -- 13.1%

                  AEROSPACE & DEFENSE -- 1.0%
$        750,000  Bombardier, Inc. (b)............................................      5.50%       09/15/18    $       761,250
       2,000,000  Bombardier, Inc. (b)............................................      7.75%       03/15/20          2,124,700
       1,833,000  Bombardier, Inc. (a) (b)........................................      6.00%       10/15/22          1,732,185
                                                                                                                ---------------
                                                                                                                      4,618,135
                                                                                                                ---------------
                  ALTERNATIVE CARRIERS -- 1.0%
       2,000,000  Intelsat Luxembourg SA..........................................      6.75%       06/01/18          2,008,750
       2,650,000  Intelsat Luxembourg SA (a)......................................      7.75%       06/01/21          2,444,625
                                                                                                                ---------------
                                                                                                                      4,453,375
                                                                                                                ---------------
                  AUTOMOBILE MANUFACTURERS -- 0.1%
         500,000  Jaguar Land Rover Automotive PLC (a) (b)........................      5.63%       02/01/23            532,500
                                                                                                                ---------------
                  BIOTECHNOLOGY -- 0.1%
         500,000  Grifols Worldwide Operations Ltd. (b)...........................      5.25%       04/01/22            512,500
                                                                                                                ---------------
                  BUILDING PRODUCTS -- 1.0%
       2,880,000  Cemex SAB de CV (b).............................................      7.25%       01/15/21          3,124,800
       1,100,000  Masonite International Corp. (b)................................      5.63%       03/15/23          1,155,000
                                                                                                                ---------------
                                                                                                                      4,279,800
                                                                                                                ---------------
                  CABLE & SATELLITE -- 0.0%
         200,000  Virgin Media Finance PLC (b)....................................      5.75%       01/15/25            203,750
                                                                                                                ---------------
                  CASINOS & GAMING -- 0.5%
         250,000  International Game Technology PLC (b)...........................      5.63%       02/15/20            247,781
       1,000,000  MCE Finance Ltd. (b)............................................      5.00%       02/15/21            955,000
       1,000,000  Wynn Macau Ltd. (b).............................................      5.25%       10/15/21            942,500
                                                                                                                ---------------
                                                                                                                      2,145,281
                                                                                                                ---------------
                  DIVERSIFIED CHEMICALS -- 0.4%
       1,600,000  INEOS Group Holdings SA (a) (b).................................      6.13%       08/15/18          1,636,000
         250,000  INEOS Group Holdings SA (b).....................................      5.88%       02/15/19            253,750
                                                                                                                ---------------
                                                                                                                      1,889,750
                                                                                                                ---------------
                  HEALTH CARE SUPPLIES -- 0.1%
         400,000  ConvaTec Healthcare E SA (a) (b)................................     10.50%       12/15/18            423,500
                                                                                                                ---------------
                  INTEGRATED TELECOMMUNICATION SERVICES -- 2.5%
       2,200,000  Altice SA (a) (b)...............................................      7.75%       05/15/22          2,227,522
       9,000,000  Numericable-SFR (a) (b).........................................      6.00%       05/15/22          9,230,625
                                                                                                                ---------------
                                                                                                                     11,458,147
                                                                                                                ---------------
                  METAL & GLASS CONTAINERS -- 1.1%
       1,043,843  Ardagh Finance Holdings SA (b) (f)..............................      8.63%       06/15/19          1,119,522
       2,126,000  Ardagh Packaging Finance PLC / Ardagh Holdings
                     USA, Inc. (b)................................................      6.25%       01/31/19          2,179,150
       1,188,177  Ardagh Packaging Finance PLC / Ardagh Holdings
                     USA, Inc. (a) (b)............................................      7.00%       11/15/20          1,220,851
         250,000  Ardagh Packaging Finance PLC / Ardagh Holdings
                     USA, Inc. (b)................................................      6.75%       01/31/21            260,625
                                                                                                                ---------------
                                                                                                                      4,780,148
                                                                                                                ---------------
                  PAPER PACKAGING -- 0.8%
         500,000  Cascades, Inc. (b)..............................................      5.50%       07/15/22            508,125
       3,000,000  Coveris Holdings SA (a) (b).....................................      7.88%       11/01/19          3,060,000
                                                                                                                ---------------
                                                                                                                      3,568,125
                                                                                                                ---------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  PHARMACEUTICALS -- 2.7%
$      5,300,000  Capsugel SA (a) (b) (g).........................................      7.00%       05/15/19    $     5,415,938
       1,000,000  Mallinckrodt International Finance SA/Mallinckrodt
                     CB LLC (b)...................................................      5.75%       08/01/22          1,036,250
         500,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                     LLC (b)......................................................      5.50%       04/15/25            512,500
       1,040,000  Valeant Pharmaceuticals International, Inc. (b).................      5.38%       03/15/20          1,069,250
       2,000,000  Valeant Pharmaceuticals International, Inc. (b).................      5.88%       05/15/23          2,057,500
       2,000,000  Valeant Pharmaceuticals International, Inc. (b).................      6.13%       04/15/25          2,068,749
                                                                                                                ---------------
                                                                                                                     12,160,187
                                                                                                                ---------------
                  RESEARCH & CONSULTING SERVICES -- 0.2%
         825,000  Nielsen Co. Luxembourg S.A.R.L. (The) (b).......................      5.50%       10/01/21            853,875
                                                                                                                ---------------
                  RESTAURANTS -- 0.8%
       3,650,000  1011778 BC ULC/New Red Finance, Inc. (a) (b)....................      6.00%       04/01/22          3,786,875
                                                                                                                ---------------
                  SECURITY & ALARM SERVICES -- 0.8%
       1,000,000  Garda World Security Corp. (b)..................................      7.25%       11/15/21          1,000,000
       2,500,000  Garda World Security Corp. (a) (b)..............................      7.25%       11/15/21          2,500,000
                                                                                                                ---------------
                                                                                                                      3,500,000
                                                                                                                ---------------
                  TOTAL FOREIGN CORPORATE BONDS...............................................................       59,165,948
                  (Cost $58,694,844)                                                                            ---------------


   PRINCIPAL                                                                                       STATED
     VALUE                                  DESCRIPTION                               RATE (h)    MATURITY (i)       VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 27.5%

                  AEROSPACE & DEFENSE -- 0.1%
         316,507  DynCorp International, Inc., Term Loan..........................      6.25%       07/07/16            314,661
         100,000  Science Applications International Corp. (SAIC), Term Loan B....      3.75%       04/30/22            100,458
                                                                                                                ---------------
                                                                                                                        415,119
                                                                                                                ---------------
                  ALTERNATIVE CARRIERS -- 0.2%
       1,000,000  Level 3 Financing, Inc., Tranche B 2022 Term Loan...............      4.50%       01/31/22          1,000,630
                                                                                                                ---------------
                  APPLICATION SOFTWARE -- 0.1%
         271,849  Triple Point Technologies, Inc., Term Loan B....................      5.25%       07/10/20            248,062
                                                                                                                ---------------
                  AUTO PARTS & EQUIPMENT -- 0.2%
         884,417  Metaldyne Performance Group (MPG Holdco I, Inc.), Initial
                     Term Loan....................................................      4.25%       10/20/21            884,417
                                                                                                                ---------------
                  BROADCASTING -- 0.2%
       1,000,000  Clear Channel Communications, Inc., Tranche E Term Loan.........      7.68%       07/30/19            968,750
                                                                                                                ---------------
                  BUILDING PRODUCTS -- 0.6%
       2,800,000  Quikrete Holdings, Inc., Initial Loan (Second Lien).............      7.00%       03/26/21          2,814,000
                                                                                                                ---------------
                  CASINOS & GAMING -- 2.6%
       5,000,000  Amaya Holdings B.V., 2nd Lien Term Loan.........................      8.00%       07/31/22          5,045,300
       3,731,250  Amaya Holdings B.V., Initial Term B Loan (First Lien)...........      5.00%       08/01/21          3,733,601
       3,270,784  Caesars Growth Partners LLC, Term B Loan (First Lien)...........      6.25%       05/08/21          2,922,445
          92,287  ROC Finance LLC, Funded Term B Loan.............................      5.00%       06/20/19             91,288
                                                                                                                ---------------
                                                                                                                     11,792,634
                                                                                                                ---------------
                  COMPUTER HARDWARE -- 0.6%
       2,651,579  Dell, Inc., Term B Loan.........................................      4.50%       04/29/20          2,660,912
                                                                                                                ---------------


Page 14                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                                       STATED
     VALUE                                  DESCRIPTION                               RATE (h)    MATURITY (i)       VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.1%
$        231,229  Navistar, Inc., Tranche B Term Loan.............................      5.75%       08/17/17    $       232,242
                                                                                                                ---------------
                  CONSUMER FINANCE -- 0.1%
         510,023  Walter Investment Management Corp., Tranche B Term Loan.........      4.75%       12/18/20            486,648
                                                                                                                ---------------
                  DATA PROCESSING & OUTSOURCED SERVICES -- 0.1%
         495,000  Sungard Availability Services Capital, Inc., Term Loan B........      6.00%       03/29/19            450,762
                                                                                                                ---------------
                  DIVERSIFIED SUPPORT SERVICES -- 0.2%
       1,050,000  Brickman Group Holdings, Inc., Second Lien Term Loan............      7.50%       12/31/21          1,058,316
                                                                                                                ---------------
                  ELECTRIC UTILITIES -- 0.0%
         100,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                     Term Loan (Non-Extending) (j) (k)............................      4.67%       10/10/14             61,056
                                                                                                                ---------------
                  HEALTH CARE FACILITIES -- 1.8%
       1,466,667  21st Century Oncology, Inc., Term Loan B........................      6.25%       04/30/22          1,459,333
         275,172  Acadia Healthcare Co., Inc., Tranche B Term Loan................      4.25%       02/11/22            278,040
       1,989,975  Kindred Healthcare, Inc., New Term Loan.........................      4.25%       04/09/21          2,003,029
       2,294,250  Surgery Centers Holdings, Inc., Initial Term Loan (First Lien)..      5.25%       11/03/20          2,311,457
         457,143  Tenet Healthcare Corp., Secured Bridge Loan (l).................      5.25%       04/01/23            455,429
       1,371,429  Tenet Healthcare Corp., Unsecured Bridge Loan (l)...............      6.75%       04/01/24          1,364,571
                                                                                                                ---------------
                                                                                                                      7,871,859
                                                                                                                ---------------
                  HEALTH CARE SERVICES -- 2.0%
         750,000  Air Medical Group Holdings, Inc., 1st Lien Term Loan B........        4.50%       04/01/22            749,198
       1,790,955  CareCore National LLC, Term Loan..............................        5.50%       03/05/21          1,805,515
       3,000,000  Curo Health Services Holdings, Inc., Term B Loan (First Lien)..       6.50%       02/07/22          3,022,500
       3,550,080  Healogics, Inc., Initial Term Loan (First Lien)................       5.25%       07/01/21          3,570,067
                                                                                                                ---------------
                                                                                                                      9,147,280
                                                                                                                ---------------
                  HEALTH CARE TECHNOLOGY -- 0.4%
         149,625  Healthport Technologies LLC (CT Technologies Intermediate
                     Holdings, Inc.), Initial Term Loan...........................      6.00%       12/01/21            150,373
       1,489,867  Truven Health Analytics, Inc. (VCPH Holding Corp.), Term
                     Loan B.......................................................      4.50%       05/31/19          1,490,493
                                                                                                                ---------------
                                                                                                                      1,640,866
                                                                                                                ---------------
                  HYPERMARKETS & SUPER CENTERS -- 3.6%
       3,718,667  Albertsons LLC, Term B-4 Loan...................................      5.50%       08/25/21          3,756,374
       4,000,000  Albertsons LLC, Term Loan B3....................................      5.00%       08/25/19          4,031,000
       8,561,594  BJ's Wholesale Club, Inc., 2013 (November) Replacement
                     Loan (Second Lien)...........................................      8.50%       03/26/20          8,649,008
                                                                                                                ---------------
                                                                                                                     16,436,382
                                                                                                                ---------------
                  INDUSTRIAL MACHINERY -- 0.1%
         600,000  Filtration Group Corp., Initial Term Loan (Second Lien).........      8.25%       11/22/21            602,430
                                                                                                                ---------------
                  INSURANCE BROKERS -- 0.6%
       1,500,000  Amwins Group LLC, 2nd Lien......................................      9.50%       09/06/20          1,511,880
       1,325,670  Confie Seguros Holding II Co., Term B Loan (First Lien).........      5.75%       11/09/18          1,326,770
                                                                                                                ---------------
                                                                                                                      2,838,650
                                                                                                                ---------------
                  LEISURE FACILITIES -- 0.2%
         994,975  Planet Fitness Holdings LLC, Term Loan..........................      4.75%       03/31/21            999,950
                                                                                                                ---------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                                       STATED
     VALUE                                  DESCRIPTION                               RATE (h)    MATURITY (i)       VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  LIFE SCIENCES TOOLS & SERVICES -- 1.3%
$      3,188,472  inVentiv Health, Inc., Term B-4 Loan............................      7.75%       05/15/18    $     3,189,812
       1,994,975  Ortho-Clinical Diagnostics, Inc., Initial Term Loan.............      4.75%       06/30/21          1,987,992
         497,500  Sterigenics International (STHI Intermediate Holding Corp.),
                     Initial Term Loan............................................      4.50%       08/06/21            496,669
                                                                                                                ---------------
                                                                                                                      5,674,473
                                                                                                                ---------------
                  METAL & GLASS CONTAINERS -- 0.1%
         315,789  PODS, Inc., Initial Term Loan (First Lien)......................      5.25%       02/02/22            319,342
                                                                                                                ---------------
                  MOVIES & ENTERTAINMENT -- 2.2%
         798,000  Creative Artists Agency LLC (CAA Holdings LLC), Initial
                     Term Loan....................................................      5.50%       12/17/21            805,485
       7,500,000  Formula One (Delta 2 Lux S.A.R.L.), Facility B3.................      4.75%       07/30/21          7,505,925
       1,486,650  WME IMG Worldwide, Inc., Term Loan (First Lien).................      5.25%       05/06/21          1,488,509
                                                                                                                ---------------
                                                                                                                      9,799,919
                                                                                                                ---------------
                  OIL & GAS EXPLORATION & PRODUCTION -- 0.2%
       1,027,778  American Energy Marcellus Holdings LLC, Initial Loan
                     (Second Lien)................................................      8.50%       08/04/21            740,648
                                                                                                                ---------------
                  OIL & GAS STORAGE & TRANSPORTATION -- 0.2%
       1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien)...........      8.38%       09/30/20            775,000
                                                                                                                ---------------
                  PACKAGED FOODS & MEATS -- 2.5%
         929,032  Del Monte Foods, Inc., Initial Loan (First Lien)................      4.25%       02/18/21            892,456
       1,987,243  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.), Initial
                     Term Loan....................................................      7.50%       06/06/18          1,984,759
       8,432,630  New HB Acquisition LLC, Term B Loan.............................      6.75%       04/09/20          8,580,200
                                                                                                                ---------------
                                                                                                                     11,457,415
                                                                                                                ---------------
                  PHARMACEUTICALS -- 0.1%
         300,000  Concordia Healthcare Corp., Term Loan B.........................      4.75%       04/21/22            302,250
                                                                                                                ---------------
                  PROPERTY & CASUALTY INSURANCE -- 0.1%
         600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                     (Second Lien)................................................      6.75%       02/28/22            591,564
                                                                                                                ---------------
                  PUBLISHING -- 0.2%
         891,000  Cengage Learning Acquisitions, Inc., Term Loan..................      7.00%       03/15/20            895,731
                                                                                                                ---------------
                  RESEARCH & CONSULTING SERVICES -- 2.1%
       6,838,967  Acosta, Inc., Term Loan B.......................................      4.25%       09/26/21          6,913,033
       2,487,500  Advantage Sales & Marketing, Inc., Initial Term Loan
                     (First Lien).................................................      4.25%       07/23/21          2,494,962
                                                                                                                ---------------
                                                                                                                      9,407,995
                                                                                                                ---------------
                  RESTAURANTS -- 1.4%
       1,486,756  Burger King Corp., Term Loan B..................................      4.50%       09/30/21          1,502,976
       4,145,833  Portillo's Holdings LLC, Term B Loan (First Lien)...............      4.75%       08/02/21          4,148,445
         426,429  Red Lobster Management LLC, Initial Term Loan (First Lien)......      6.25%       07/28/21            429,981
                                                                                                                ---------------
                                                                                                                      6,081,402
                                                                                                                ---------------
                  RETAIL REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.5%
       2,250,000  Capital Automotive LLC, Term Loan (Second Lien).................      6.00%       04/30/20          2,295,000
                                                                                                                ---------------


Page 16                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                                       STATED
     VALUE                                  DESCRIPTION                               RATE (h)    MATURITY (i)       VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SPECIALIZED CONSUMER SERVICES -- 0.5%
$      2,205,882  Asurion LLC, Term Loan (Second Lien)............................      8.50%       03/03/21    $     2,235,662
         149,625  PSSI (Packers Holdings LLC), Term Loan B........................      5.00%       12/02/21            150,934
                                                                                                                ---------------
                                                                                                                      2,386,596
                                                                                                                ---------------
                  SPECIALTY CHEMICALS -- 0.2%
         517,241  ANGUS Chemicals Co. (Aruba Investments, Inc.), Initial USD
                     Term Loan....................................................      5.25%       02/02/22            521,767
         520,460  NuSil Technology LLC, Term Loan.................................      5.25%       04/07/17            516,687
                                                                                                                ---------------
                                                                                                                      1,038,454
                                                                                                                ---------------
                  SPECIALTY STORES -- 0.7%
         400,000  PetSmart, Inc., Term Loan.......................................      5.00%       03/11/22            404,732
         334,821  Toys "R" US-Delaware, Inc., Canadian FILO Term Loan.............      8.25%       10/24/19            331,473
         415,179  Toys "R" US-Delaware, Inc., FILO Term Loan......................      8.25%       10/24/19            411,027
       1,179,376  Toys "R" US-Delaware, Inc., Term B-2 Loan.......................      5.25%       05/25/18            932,544
       1,021,268  Toys "R" US-Delaware, Inc., Term B-4 Loan.......................      9.75%       04/25/20            957,695
                                                                                                                ---------------
                                                                                                                      3,037,471
                                                                                                                ---------------
                  SYSTEMS SOFTWARE -- 1.4%
         490,141  Applied Systems, Inc., Initial Term Loan (Second Lien)..........      7.50%       01/24/22            492,901
       4,697,520  BMC Software Finance, Inc., Initial US Term Loan................      5.00%       09/10/20          4,618,836
         987,500  Compuware Corp., Term Loan B....................................      6.25%       12/31/19            970,634
                                                                                                                ---------------
                                                                                                                      6,082,371
                                                                                                                ---------------
                  TRUCKING -- 0.0%
         147,000  SIRVA Worldwide, Inc., Loan.....................................      7.50%       03/27/19            147,000
                                                                                                                ---------------
                  WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
          79,063  Lightower Fiber Networks (LTS Buyer LLC or Sidera Networks,
                     Inc.), Term Loan (Second Lien)...............................      8.00%       04/12/21             78,930
                                                                                                                ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...................................................      123,722,526
                  (Cost $123,595,264)                                                                           ---------------

                  TOTAL INVESTMENTS -- 109.0%.................................................................      491,087,280
                  (Cost $486,192,453) (m)                                                                       ---------------


   PRINCIPAL                                                                           STATED        STATED
     VALUE                                  DESCRIPTION                                COUPON       MATURITY         VALUE
----------------  ----------------------------------------------------------------  ------------  ------------  ---------------
U.S. GOVERNMENT NOTES SOLD SHORT -- (13.5%)

      (4,700,000) United States Treasury Note.....................................      0.38%       10/31/16         (4,694,125)
      (2,000,000) United States Treasury Note.....................................      0.50%       04/30/17         (1,996,876)
      (8,400,000) United States Treasury Note.....................................      0.88%       11/15/17         (8,417,060)
     (17,000,000) United States Treasury Note.....................................      1.00%       03/15/18        (17,051,798)
      (3,650,000) United States Treasury Note.....................................      1.25%       11/30/18         (3,665,969)
      (4,775,000) United States Treasury Note.....................................      1.50%       10/31/19         (4,801,859)
      (2,000,000) United States Treasury Note.....................................      1.63%       12/31/19         (2,020,468)
        (500,000) United States Treasury Note.....................................      2.00%       11/30/20           (511,055)
        (700,000) United States Treasury Note.....................................      2.25%       04/30/21           (723,188)
     (15,750,000) United States Treasury Note.....................................      2.75%       11/15/23        (16,751,606)
                                                                                                                ---------------
                  TOTAL U.S. GOVERNMENT NOTES SOLD SHORT......................................................      (60,634,004)
                  (Proceeds $59,630,490)                                                                        ---------------

                  NET OTHER ASSETS AND LIABILITIES -- 4.5%....................................................       20,303,784
                                                                                                                ---------------
                  NET ASSETS -- 100.0%........................................................................  $   450,757,060
                                                                                                                ===============


                        See Notes to Financial Statements                Page 17

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2015 (UNAUDITED)

(a) This security or a portion of this security is segregated as collateral for investments sold short.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2015, securities noted as such amounted to $179,470,896 or 39.8% of net assets.

(c) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.125% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through April 30, 2015), this security paid all of its interest in cash.

(d) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 10.000% per annum ("Cash Interest Rate") and PIK Interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 200 basis points. For the fiscal year-to-date period (November 1, 2014 through April 30,
      2015), the Fund received $13,920 in PIK interest.

(e) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 9.750% per annum ("Cash Interest Rate") and PIK Interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through April 30, 2015), this security paid all of its interest in cash.

(f) These notes are PIK Notes. PIK interest will accrue on the notes at the rate of 8.625% per annum. For the fiscal year-to-date period (November 1, 2014 through April 30, 2015), the Fund received $43,843 in PIK interest.

(g) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.000% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through April 30, 2015), this security paid all of its interest in cash.

(h) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2015. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(i) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(j)   This issuer has filed for protection in federal bankruptcy court.

(k) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(1) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2015, securities noted as such are valued at $1,820,000 or 0.40% of net assets.

(m) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,608,821 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,713,994.


Page 18                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

APRIL 30, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       ASSETS TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                             4/30/2015          PRICES            INPUTS            INPUTS
--------------------------------------------------   ---------------   ---------------   ---------------   ---------------
Corporate Bonds*..................................   $   308,198,806   $            --   $   308,198,806   $            --
Foreign Corporate Bonds*..........................        59,165,948                --        59,165,948                --
Senior Floating-Rate Loan Interests:
   Health Care Facilities.........................         7,871,859                --         6,051,859         1,820,000
   Other Industry Categories*.....................       115,850,667                --       115,850,667                --
                                                     ---------------   ---------------   ---------------   ---------------
Total Investments.................................   $   491,087,280   $            --   $   489,267,280   $     1,820,000
                                                     ===============   ===============   ===============   ===============


                                                    LIABILITIES TABLE
                                                                                             LEVEL 2           LEVEL 3
                                                          TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                        4/30/2015          PRICES            INPUTS            INPUTS
                                                     ---------------   ---------------   ---------------   ---------------
U.S. Government Notes Sold Short..................   $   (60,634,004)  $            --   $   (60,634,004)  $            --
                                                     ===============   ===============   ===============   ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

Level 3 Senior Floating-Rate Loan Interests are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2014
Senior Floating-Rate Loan Interests                  $               --
Net Realized Gain (Loss)                                             --
Net Change in Unrealized Appreciation/Depreciation                   --
Purchases                                                     1,820,000
Sales                                                                --
Transfers In                                                         --
Transfers Out                                                        --
                                                     ------------------
ENDING BALANCE AT APRIL 30, 2015
Senior Floating-Rate Loan Interests                           1,820,000
                                                     ------------------
Total Level 3 holdings                               $        1,820,000
                                                     ==================


                        See Notes to Financial Statements                Page 19

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value..................................................       $  491,087,280
Cash...................................................................            6,104,150
Restricted cash........................................................           19,152,524
Receivables:
   Investment securities sold..........................................           11,617,376
   Interest............................................................            6,773,573
                                                                              --------------
      Total Assets.....................................................          534,734,903
                                                                              --------------
LIABILITIES:
Investments sold short, at value (proceeds $59,630,490)................           60,634,004
Payables:
   Investment securities purchased.....................................           22,705,565
   Investment advisory fees............................................              336,035
   Interest on investments sold short..................................              289,835
   Margin interest expense.............................................               12,404
                                                                              --------------
       Total Liabilities...............................................           83,977,843
                                                                              --------------
NET ASSETS.............................................................       $  450,757,060
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $  448,830,047
Par value..............................................................               89,000
Accumulated net investment income (loss)...............................             (271,396)
Accumulated net realized gain (loss) on investments....................           (1,781,904)
Net unrealized appreciation (depreciation) on investments and foreign
   currency translation................................................            3,891,313
                                                                              --------------
NET ASSETS.............................................................       $  450,757,060
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        50.65
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            8,900,002
                                                                              ==============
Investments, at cost...................................................       $  486,192,453
                                                                              ==============


Page 20                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................       $   11,770,422
                                                                              --------------
   Total investment income.............................................           11,770,422
                                                                              --------------
EXPENSES:
Investment advisory fees...............................................            1,588,542
Interest on investments sold short.....................................              359,652
Margin interest expense................................................              189,141
                                                                              --------------
   Total expenses......................................................            2,137,335
                                                                              --------------
NET INVESTMENT INCOME (LOSS)                                                       9,633,087
                                                                              --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................               32,931
   Investments sold short..............................................             (522,917)
                                                                              --------------
Net realized gain (loss)...............................................             (489,986)
                                                                              --------------
Net increase from payment by the advisor...............................               24,541
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................            5,102,964
   Investments sold short..............................................             (167,785)
                                                                              --------------
Net change in unrealized appreciation (depreciation)...................            4,935,179
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            4,469,734
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $   14,102,821
                                                                              ==============


                        See Notes to Financial Statements                Page 21

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED            FOR THE YEAR
                                                                                4/30/2015             ENDED
                                                                               (UNAUDITED)          10/31/2014
                                                                              --------------      --------------
OPERATIONS:
   Net investment income (loss)...........................................    $    9,633,087      $    7,533,472
   Net realized gain (loss)...............................................          (489,986)            749,678
   Net increase from payment by the advisor...............................            24,541                  --
   Net change in unrealized appreciation (depreciation)...................         4,935,179          (2,195,481)
                                                                              --------------      --------------
   Net increase (decrease) in net assets resulting from operations........        14,102,821           6,087,669
                                                                              --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................       (10,272,003)         (8,004,006)
   Net realized gain......................................................        (1,043,000)                 --
                                                                              --------------      --------------
   Total distributions to shareholders....................................       (11,315,003)         (8,004,006)
                                                                              --------------      --------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................       275,903,443         122,455,766
   Cost of shares redeemed................................................        (7,467,227)        (15,183,924)
                                                                              --------------      --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................................       268,436,216         107,271,842
                                                                              --------------      --------------
   Total increase (decrease) in net assets................................       271,224,034         105,355,505

NET ASSETS:
   Beginning of period....................................................       179,533,026          74,177,521
                                                                              --------------      --------------
   End of period..........................................................    $  450,757,060      $  179,533,026
                                                                              ==============      ==============

   Accumulated net investment income (loss) at end of period..............    $     (271,396)     $      367,520
                                                                              ==============      ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................         3,500,002           1,450,002
   Shares sold............................................................         5,550,000           2,350,000
   Shares redeemed........................................................          (150,000)           (300,000)
                                                                              --------------      --------------
   Shares outstanding, end of period......................................         8,900,002           3,500,002
                                                                              ==============      ==============


Page 22                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ..........    $   14,102,821
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
      Purchases of investments ...........................................      (341,510,452)
      Borrowed investments sold short ....................................        81,428,799
      Cost to cover short positions ......................................       (46,789,488)
      Sales, maturities and paydowns of investments ......................        69,041,951
      Net amortization/accretion of premiums/discounts on investments ....           554,602
      Net realized gain/loss on investments ..............................           489,986
      Net increase from payment by the advisor............................           (24,541)
      Net change in unrealized appreciation/depreciation on investments ..        (5,102,964)
      Net change in unrealized appreciation/depreciation on securities
         sold short ......................................................           167,785
      Increase in restricted cash ........................................       (19,152,524)

CHANGES IN ASSETS AND LIABILITIES:
      Increase in interest receivable ....................................        (3,641,672)
      Increase in interest payable on investments sold short .............            45,759
      Increase in interest expense payable on investments sold short .....             4,048
      Increase in investment advisory fees payable .......................           189,410
                                                                              --------------
CASH USED IN OPERATING ACTIVITIES.........................................                        $ (250,196,480)
                                                                                                  --------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from shares sold ..........................................       275,903,443
      Cost of shares redeemed.............................................        (7,467,227)
      Distributions to shareholders from net investment income ...........       (10,272,003)
      Distributions to shareholders from realized gains...................        (1,043,000)
      Net proceeds from borrowings........................................        (2,672,894)
                                                                              --------------
CASH PROVIDED BY FINANCING ACTIVITIES.....................................                           254,448,319
                                                                                                  --------------
Increase in cash .........................................................                             4,251,839
Cash at beginning of period ..............................................                             1,852,311
                                                                                                  --------------
CASH AT END OF PERIOD.....................................................                        $    6,104,150
                                                                                                  ==============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest .................................                        $      185,093
                                                                                                  ==============


                        See Notes to Financial Statements                Page 23

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               SIX MONTHS                         FOR THE PERIOD
                                                                  ENDED                           2/25/2013 (a)
                                                                4/30/2015        YEAR ENDED          THROUGH
                                                               (UNAUDITED)       10/31/2014         10/31/2013
                                                               -----------     --------------     --------------
Net asset value, beginning of period                           $     51.30     $        51.16     $        50.00
                                                               -----------     --------------     --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          1.30               2.58               1.93
Net realized and unrealized gain (loss)                              (0.37)              0.29               1.38
                                                               -----------     --------------     --------------
Total from investment operations                                      0.93 (b)           2.87               3.31
                                                               -----------     --------------     --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                (1.44)             (2.73)             (2.15)
Net realized gain                                                    (0.14)                --                 --
                                                               -----------     --------------     --------------
Total distributions                                                  (1.58)             (2.73)             (2.15)
                                                               -----------     --------------     --------------
Net asset value, end of period                                 $     50.65     $        51.30     $        51.16
                                                               ===========     ==============     ==============
TOTAL RETURN (c)                                                      1.88% (b)          5.72%             6.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                           $   450,757     $      179,533     $       74,178
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                         1.28% (d)          1.29%              1.28% (d)
Ratio of net expenses to average net assets excluding
   interest expense                                                   0.95% (d)          0.95%              0.95% (d)
Ratio of net investment income (loss) to average net assets           5.76% (d)          5.02%              5.10% (d)
Portfolio turnover rate (e)                                             20%                54%                52%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) The Fund received a reimbursement from the advisor in the amount of $24,541. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 24                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker "HYLS" on The NASDAQ(R) Stock Market LLC ("NASDAQ"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests, for cash or in certain circumstances, a combination of both. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective is to provide current income. The Fund's secondary investment objective is capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield debt securities that are rated below-investment grade at the time of purchase or unrated securities deemed by First Trust Advisors L.P. ("First Trust" or the "Advisor") to be of comparable quality. For purposes of this strategy, "high yield debt securities" may include senior and subordinated corporate debt obligations and senior floating rate loans, convertible bonds, debtor in possession (DIP) loans and other junior or bridge loans. The Fund's investments may also include loan interests that are not secured by any specific collateral of the borrower, loan interests that have a lower than first lien priority on collateral of the borrower, loans to foreign borrowers, loans in foreign currencies and other loans with characteristics that the Advisor believes qualify as bank loans ("Senior Loans")(1). Below investment grade high yield debt securities are commonly referred to as "high-yield" or "junk" bonds. The Fund may, under normal market conditions, invest up to 40% of its net assets in bank loans; however, the Fund will invest no more that 15% of its net assets in junior loans, and all other bank loans in which the Fund invests will be first lien senior secured floating rate bank loans. As part of its investment strategy, the Fund intends to maintain both long and short positions in securities under normal market conditions. The Fund will take long positions in securities that the Advisor believes in the aggregate to have the potential to outperform the Fund's benchmark, the BofA Merrill Lynch US High Yield Constrained Index (the "Index"). The Fund will take short positions in securities that the Advisor believes will decline or in the aggregate will underperform the Index. The Fund's long positions may total up to 130% of the Fund's net assets. The Fund's short positions will range between 0% and 30% of the Fund's net assets. Under normal market conditions, the Fund takes short positions in U.S. Treasury securities and/or corporate debt obligations, which may be rated investment grade or rated or deemed to be high yield securities. The Fund may also, under normal market conditions, invest up to 30% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. exchange-traded options on futures contracts and U.S. exchange-traded futures contracts. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in

-----------------------------

(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2015 (UNAUDITED)

accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      The Senior Loans held in the Fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2015 (UNAUDITED)

      4)    the financial statements of the issuer;
      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;
     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
     12)    borrower's/issuer's competitive position within the industry;
     13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
     14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery, or forward purchase commitments as of April 30, 2015.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short in the market or otherwise and delivering the security to the


                                                                         Page 27


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2015 (UNAUDITED)

lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

The Fund has established an account with Pershing, LLC for the purpose of purchasing or borrowings securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. At April 30, 2015, the Fund had $19,152,524 in restricted cash associated with investments sold short and $60,634,004 of investments sold short as shown on the Statement of Asset and Liabilities. Interest is charged on these balances at a rate equal to the Federal Funds rate plus 75 basis points and is charged on payable credit margin balances at a rate equal to the Federal Funds rate less 40 basis points. At April 30, 2015, the Fund had a debit margin balance with an interest rate of 0.80%. For the six months ended April 30, 2015, margin interest expense was $189,141, which is shown in "Margin interest expense" on the Statement of Operations. For the six months ended April 30, 2015, the average margin balance and interest rates were $43,535,489 and 0.87%, respectively.

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of April 30, 2015.

E. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2014, was as follows:

Distributions paid from:
Ordinary income.................................     $    8,004,006
Capital gain....................................                 --
Return of capital...............................                 --

As of October 31, 2014, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................     $      806,312
Accumulated capital and other losses............                 --
Net unrealized appreciation (depreciation)......         (1,756,117)

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2014, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2015 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2014, the Fund had no net ordinary losses.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2013 and 2014 remain open to federal and state audit. As of April 30, 2015, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). The Fund is subject to an Interest Expense due to the costs associated with the Fund's short positions in securities.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.

During the six months ended April 30, 2015, the Fund received reimbursements from the Advisor of $24,541 in connection with trade errors.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $356,182,526 and $74,814,685, respectively.

For the six months ended April 30, 2015, the Fund had no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with the First Trust Series Fund and First Trust Variable Insurance Trust, entered into a $30 million Credit Agreement ("Line of Credit") with BNYM, to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust will allocate amongst the funds that had access to the Line of Credit. To the


                                                                         Page 29


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2015 (UNAUDITED)

extent that the Fund accesses the Line of Credit, there would also be an interest fee charged. Effective February 6, 2015, the Line of Credit was amended and the maximum commitment amount increased from $30 million to $80 million. As of April 30, 2015, the Fund did not have any outstanding borrowings under the Line of Credit.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2017.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

On May 20, 2015, the Fund declared a distribution of $0.2400 per share to shareholders of record on May 26, 2015, payable May 29, 2015.


Page 30


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2015 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the Fund.

CASH TRANSACTIONS RISK: The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CONVERTIBLE BONDS RISK: The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

CREDIT RISK: Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high yield or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

CURRENCY RISK: Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. The Fund intends to hedge its non-U.S. dollar holdings.

DISTRESSED SECURITIES RISK: The Fund may invest in Distressed Securities, including stressed, distressed and bankrupt issuers and debt obligations that are in default. In any investment involving Distressed Securities, there exists the risk that the transaction involving such securities will be unsuccessful. Distressed Securities might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Many Distressed Securities are illiquid or trade in low volumes and thus may be more difficult to value. Companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings are referred to herein as "Distressed Securities."


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2015 (UNAUDITED)

HIGH YIELD SECURITIES RISK: High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK: Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

INTEREST RATE RISK: If interest rates rise, the prices of the fixed-rate instruments held by the Fund may fall.

LOANS RISK: An investment in loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior loans, in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Senior loans are subject to a number of risks described elsewhere in this prospectus, including illiquid securities risk and high yield securities risk.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-U.S. SECURITIES RISK: Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

OTHER DEBT SECURITIES RISK: Secured loans that are not first lien, loans that are unsecured and debt securities are subject to many of the same risks that affect senior loans; however they are often unsecured and/or lower in the issuer's capital structure than senior loans, and thus may be exposed to greater risk of default and lower recoveries in the event of a default. This risk can be further heightened in the case of below investment grade instruments. Additionally, most fixed-income securities are fixed-rate and thus are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates.

PREPAYMENT RISK: Loans are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

SHORT SALE RISK: The Fund uses short sales for investment and risk management purposes, including when the Fund's advisor anticipates that the market price of securities will decline or in the aggregate will underperform the Index. In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for relatively long

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2015 (UNAUDITED)

periods of time. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund IV (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of First Trust Tactical High Yield ETF (the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending March 31, 2016 at a meeting held on March 8-9, 2015. The Board of Trustees determined that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for the Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for the Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Management Practice Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of the Fund compared to expense ratios of the funds in the MPI Peer Group; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for the Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that, unlike most ETFs to which First Trust currently provides management services, the Fund is not designed to track the performance of an index. With respect to the Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund, and reviewed the services provided by the Advisor to the Fund. The Board also considered the background and experience of the Advisor's employees responsible for the day-to-day management of the Fund. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor the Fund's investment program. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by the Fund under the Agreement, noting that the Fund pays the Advisor a fee equal to an annual rate of 0.95% of its average daily net assets and that the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services but excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board also reviewed data prepared by MPI showing the Fund's unitary fee as compared to the advisory fees and expense ratios of the peer funds in the MPI Peer Group and determined that, because the Fund charges a unitary fee, expense ratios were the most relevant data point. The Board noted that the MPI report showed that the Fund had 0.34% of "other fees," which were attributable to interest expense associated with the Fund's short positions. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total
(net) expense ratio of the peer funds in the MPI Peer Group. The Independent Trustees discussed with representatives of the Advisor and

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2015 (UNAUDITED)

independent counsel limitations in creating peer groups for actively-managed ETFs and different business models that affect the pricing of services among ETF sponsors. The Board noted that only one peer fund was actively managed and that most of the peer funds were larger than the Fund - three significantly so. The Board took these limitations and differences into account in considering the MPI data. The Board also compared the unitary fee for the Fund to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee.

The Board considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board reviewed data prepared by MPI comparing the Fund's performance to its MPI Peer Group and to a broad-based benchmark, and noted that the Fund outperformed the average of the MPI Peer Group for the one-year and since-inception (February 25, 2013) periods ended December 31, 2014.

On the basis of all the information provided on the Fund's unitary fee and performance of the Fund, the Board concluded that the unitary fee for the Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to the Fund under the Agreement.

The Board noted that the Advisor has made and continues to make significant investments in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to the Fund for the period ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits estimated to have been realized by the Advisor in connection with the management of the Fund for 2014 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and the Fund. No single factor was determinative in the Board's analysis.

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


                      This page intentionally left blank.

FIRST TRUST


First Trust Exchange-Traded Fund IV

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund IV

--------------------------------------------------------------------------------

First Trust Enhanced Short
Maturity ETF (FTSM)


Semi-Annual Report
For the Six Months Ended
April 30, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

Shareholder Letter..........................................................   1
Fund Performance Overview...................................................   2
Portfolio Management........................................................   5
Understanding Your Fund Expenses............................................   6
Portfolio of Investments....................................................   7
Statement of Assets and Liabilities.........................................  16
Statement of Operations.....................................................  17
Statements of Changes in Net Assets.........................................  18
Financial Highlights........................................................  19
Notes to Financial Statements...............................................  20
Additional Information......................................................  26

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Enhanced Short Maturity ETF hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015

Dear Shareholders:

Thank you for your investment in First Trust Enhanced Short Maturity ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015. Additionally, First Trust compiles the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

The investment objective of First Trust Enhanced Short Maturity ETF (the "Fund") is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate instruments (collectively, "Fixed Income Securities") issued by U.S. and non-U.S. public and private sector entities. Fixed Income Securities will include the following types of fixed- and variable-rate debt securities: corporate and government bonds and notes; agency securities; instruments of non-U.S. issuers in developed markets; privately issued securities; asset-backed securities; mortgage-related securities; municipal bonds; and money market securities.

The Fund's investment advisor selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund's holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Fund's investment advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification. Under normal market conditions, the Fund's average duration is expected to be below one year and the average maturity of the Fund's portfolio is expected to be below three years.

-----------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------
                                                                                 CUMULATIVE
                                                                               TOTAL RETURNS
                                                         6 Months Ended      Inception (8/5/14)
                                                            4/30/15              to 4/30/15
FUND PERFORMANCE
NAV                                                          0.31%                 0.47%
Market Price                                                 0.28%                 0.44%

INDEX PERFORMANCE
BofA Merrill Lynch 0-1 Year U.S. Treasury Index              0.09%                 0.10%
-----------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

--------------------------------------------------------
                                        % OF LONG-TERM
ASSET CLASSIFICATION                  INVESTMENTS & CASH
--------------------------------------------------------
Commercial Paper                            46.77%
Corporate Bonds                             37.69
Foreign Corporate Bonds                      5.30
U.S. Government Notes                        3.97
U.S. Government Agency Mortgage-
   Backed Securities                         3.30
Exchange-Traded Funds                        2.61
Mortgage-Backed Securities                   0.33
Asset-Backed Securities                      0.01
Cash                                         0.02
                                           -------
     Total                                 100.00%
                                           =======

--------------------------------------------------------
                                          % OF TOTAL
                                         FIXED INCOME
CREDIT QUALITY(1)                     INVESTMENTS & CASH
--------------------------------------------------------
Government                                   7.46%
AAA                                          0.00*
AA+                                          2.64
AA-                                          7.51
AA                                           2.95
A+                                           2.36
A                                            8.62
A-                                           7.68
BBB+                                         9.03
BBB                                          1.51
BBB-                                         1.86
A-2 (Short-Term)                            33.46
A-3 (Short-Term)                            14.33
Not Rated                                    0.57
Cash                                         0.02
                                           -------
     Total                                 100.00%
                                           =======

* Amount less than 0.01%.

--------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                         INVESTMENTS
--------------------------------------------------------
First Trust Senior Loan Fund                 2.61%
Kroger (The) Co.                             1.47
Verizon Communications, Inc.                 1.46
Duke Energy Corp.                            1.46
Amgen, Inc.                                  1.46
U.S. Treasury Note 0.88%, 01/15/18           1.41
Hawaiian Electric Co., Inc.                  1.40
General Electric Capital Corp.               1.36
Berkshire Hathaway Finance Corp.             1.32
AbbVie, Inc.                                 1.32
                                           -------
     Total                                  15.27%
                                           =======

-----------------------------

(1) The ratings are by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury and U.S. Agency mortgage-backed securities appear under "Government." Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        AUGUST 5, 2014 - APRIL 30, 2015

               First Trust Enhanced      BofA Merrill Lynch 0-1 Year
                Short Maturity ETF           U.S. Treasury Index
8/5/14               $10,000                       $10,000
10/31/14              10,016                        10,002
4/30/15               10,047                        10,011

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 6, 2014 (commencement of trading) through April 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                                   NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                   BELOW NAV
                               ----------------------------------------      ----------------------------------------
                               0.00%-      0.50%-     1.00%-                 0.00%-     0.50%-      1.00%-
FOR THE PERIOD                 0.49%       0.99%      1.99%     >=2.00%      0.49%      0.99%       1.99%     >=2.00%
8/6/14 - 10/31/14                47           0          0          0          15          0           0          0
11/1/14 - 4/30/15                31           0          0          0          92          0           0          0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2015 (UNAUDITED)


                               INVESTMENT MANAGER

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First Trust Enhanced Short Maturity ETF (the "Fund" or "FTSM"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust serves as advisor or sub-advisor for five mutual fund portfolios, nine exchange-traded trusts consisting of 94 series and 15 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP").

                           PORTFOLIO MANAGEMENT TEAM

TODD LARSON, CFA - VICE PRESIDENT, PORTFOLIO MANAGER
JEREMIAH CHARLES - VICE PRESIDENT, PORTFOLIO MANAGER
JAMES SNYDER - VICE PRESIDENT, PORTFOLIO MANAGER
WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2015 (UNAUDITED)

As a shareholder of First Trust Enhanced Short Maturity ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2014     APRIL 30, 2015      PERIOD (a)        PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
Actual                                              $1,000.00           $1,003.10            0.23%             $1.14
Hypothetical (5% return before expenses)            $1,000.00           $1,023.65            0.23%             $1.15

(a) These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2014 through April 30, 2015), multiplied by 181/365.

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

                                                                     ANNUALIZED
   PRINCIPAL                                                        YIELD ON DATE     STATED
     VALUE                          DESCRIPTION                      OF PURCHASE     MATURITY         VALUE
----------------   ---------------------------------------------    -------------    --------    ---------------
COMMERCIAL PAPER -- 46.8%

                   ADVERTISING -- 0.5%
$      4,000,000   Omnicom Capital, Inc.........................        0.46%        05/13/15    $     3,999,400
                                                                                                 ---------------
                   AGRICULTURE -- 0.5%
       4,000,000   Altria Group Inc.............................        0.54%        05/05/15          3,999,764
                                                                                                 ---------------
                   AUTO MANUFACTURERS -- 0.5%
       2,000,000   Ford Motor Credit Co. LLC....................        0.71%        05/01/15          2,000,000
       2,000,000   Hyundai Capital America......................        0.55%        05/04/15          1,999,910
                                                                                                 ---------------
                                                                                                       3,999,910
                                                                                                 ---------------
                   BEVERAGES -- 0.9%
       4,000,000   Bacardi-Martini BV...........................        0.50%        05/20/15          3,998,966
       4,000,000   Molson Coors Brewing Co......................        0.46%        05/07/15          3,999,700
                                                                                                 ---------------
                                                                                                       7,998,666
                                                                                                 ---------------
                   CHEMICALS -- 3.0%
       2,000,000   Akzo Nobel NV................................        0.46%        05/28/15          1,999,325
       2,000,000   Albemarle Corp...............................        0.81%        05/01/15          2,000,000
       4,000,000   Albemarle Corp...............................    0.77% - 0.78%    05/05/15          3,999,660
       3,000,000   Albemarle Corp...............................        0.74%        05/06/15          2,999,696
       2,000,000   Albemarle Corp...............................        0.76%        05/11/15          1,999,583
       4,000,000   Cabot Corp...................................        0.59%        05/01/15          4,000,000
       2,000,000   Eastman Chemical Co..........................        0.46%        05/05/15          1,999,900
       4,000,000   Ecolab, Inc..................................        0.48%        05/19/15          3,999,060
       3,000,000   FMC Corp.....................................        0.51%        05/19/15          2,999,250
                                                                                                 ---------------
                                                                                                      25,996,474
                                                                                                 ---------------
                   COMMERCIAL SERVICES -- 0.8%
       4,000,000   Equifax, Inc.................................    0.55% - 0.56%    05/01/15          4,000,000
       3,000,000   Equifax, Inc.................................        0.47%        05/11/15          2,999,617
                                                                                                 ---------------
                                                                                                       6,999,617
                                                                                                 ---------------
                   COMPUTERS -- 0.8%
       2,000,000   Hewlett-Packard Co...........................        0.73%        05/04/15          1,999,880
       2,000,000   Hewlett-Packard Co...........................        0.71%        05/11/15          1,999,611
       3,000,000   Hewlett-Packard Co...........................        0.69%        05/12/15          2,999,377
                                                                                                 ---------------
                                                                                                       6,998,868
                                                                                                 ---------------
                   DIVERSIFIED FINANCIAL SERVICES -- 1.4%
       3,000,000   Hitachi Capital America Corp.................        0.61%        05/04/15          2,999,850
       3,000,000   Hitachi Capital America Corp.................        0.52%        05/19/15          2,999,235
       3,000,000   Volvo Treasury North America LP..............        0.51%        05/08/15          2,999,708
       3,000,000   Volvo Treasury North America LP..............        0.51%        05/18/15          2,999,292
                                                                                                 ---------------
                                                                                                      11,998,085
                                                                                                 ---------------
                   ELECTRIC -- 8.6%
       3,000,000   Ameren Corp..................................        0.56%        05/01/15          3,000,000
       3,000,000   Ameren Corp..................................        0.51%        05/11/15          2,999,583
       2,000,000   Dominion Resources, Inc......................        0.53%        05/05/15          1,999,885
       1,500,000   Dominion Resources, Inc......................        0.46%        05/27/15          1,499,512
       2,650,000   Edison International.........................        0.47%        05/07/15          2,649,797
       2,000,000   Edison International.........................        0.46%        05/26/15          1,999,375
       2,900,000   Empire District Electric (The) Co............        0.46%        05/08/15          2,899,746
       3,000,000   Empire District Electric (The) Co............        0.47%        05/12/15          2,999,579
       5,000,000   Entergy Corp.................................        0.71%        05/01/15          5,000,000


                        See Notes to Financial Statements                 Page 7

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2015 (UNAUDITED)

                                                                     ANNUALIZED
   PRINCIPAL                                                        YIELD ON DATE     STATED
     VALUE                          DESCRIPTION                      OF PURCHASE     MATURITY         VALUE
----------------   ---------------------------------------------    -------------    --------    ---------------
COMMERCIAL PAPER (CONTINUED)

                   ELECTRIC (CONTINUED)
$      1,000,000   Entergy Corp.................................        0.81%        05/14/15    $       999,711
      12,000,000   Hawaiian Electric Co., Inc...................        0.51%        05/04/15         11,999,500
       3,000,000   Kansas City Power & Light Co.................        0.56%        05/04/15          2,999,862
       2,000,000   Kentucky Utilities Co........................        0.54%        05/06/15          1,999,853
       3,000,000   Kentucky Utilities Co........................        0.47%        05/12/15          2,999,578
       2,000,000   Kentucky Utilities Co........................        0.47%        05/20/15          1,999,514
       1,000,000   Louisville Gas & Electric Co.................        0.50%        05/06/15            999,932
       2,000,000   Louisville Gas & Electric Co.................        0.48%        05/28/15          1,999,295
       5,000,000   NorthWestern Corp............................        0.56%        05/01/15          5,000,000
       5,000,000   Pacific Gas & Electric Co....................        0.49%        05/08/15          4,999,533
       3,000,000   Pepco Holdings, Inc..........................        0.69%        05/04/15          2,999,830
       4,000,000   Pepco Holdings, Inc..........................        0.71%        05/06/15          3,999,611
       3,000,000   Pepco Holdings, Inc..........................        0.71%        05/12/15          2,999,358
       3,000,000   Southern Power Co............................        0.56%        05/14/15          2,999,404
                                                                                                 ---------------
                                                                                                      74,042,458
                                                                                                 ---------------
                   ELECTRONICS -- 2.6%
       5,000,000   Arrow Electronics, Inc.......................        0.67%        05/05/15          4,999,633
       2,000,000   Arrow Electronics, Inc.......................        0.71%        05/06/15          1,999,806
       2,000,000   Arrow Electronics, Inc.......................        0.68%        05/14/15          1,999,516
       2,000,000   Arrow Electronics, Inc.......................        0.71%        05/20/15          1,999,261
       3,000,000   Thermo Fisher Scientific, Inc................        0.61%        05/01/15          2,999,999
       3,000,000   Thermo Fisher Scientific, Inc................        0.56%        05/04/15          2,999,863
       3,000,000   Thermo Fisher Scientific, Inc................        0.68%        05/07/15          2,999,665
       2,000,000   Thermo Fisher Scientific, Inc................        0.66%        05/20/15          1,999,314
                                                                                                 ---------------
                                                                                                      21,997,057
                                                                                                 ---------------
                   FOOD -- 0.5%
       2,000,000   Mondelez International, Inc..................        0.52%        05/05/15          1,999,887
       2,000,000   Mondelez International, Inc..................        0.46%        05/26/15          1,999,375
                                                                                                 ---------------
                                                                                                       3,999,262
                                                                                                 ---------------
                   GAS -- 0.2%
       2,000,000   Sempra Global................................        0.51%        05/14/15          1,999,639
                                                                                                 ---------------
                   HEALTH CARE PRODUCTS -- 1.0%
       5,000,000   Baxter International, Inc....................        0.64%        05/07/15          4,999,475
       1,000,000   Baxter International, Inc....................        0.59%        05/08/15            999,887
       3,000,000   Becton Dickinson and Co......................        0.51%        05/06/15          2,999,792
                                                                                                 ---------------
                                                                                                       8,999,154
                                                                                                 ---------------
                   HEALTH CARE SERVICES -- 0.9%
       4,000,000   Humana, Inc..................................        0.48%        05/07/15          3,999,686
       4,000,000   Humana, Inc..................................        0.51%        05/14/15          3,999,278
                                                                                                 ---------------
                                                                                                       7,998,964
                                                                                                 ---------------
                   HOME FURNISHINGS -- 0.3%
       3,000,000   Whirlpool Corp...............................        0.51%        05/07/15          2,999,750
                                                                                                 ---------------
                   HOUSEWARES -- 0.2%
       2,000,000   Newell Rubbermaid, Inc.......................        0.76%        05/12/15          1,999,542
                                                                                                 ---------------
                   INSURANCE -- 0.4%
       3,000,000   Marsh & McLennan Cos, Inc....................        0.51%        05/13/15          2,999,500
                                                                                                 ---------------


Page 8                  See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2015 (UNAUDITED)

                                                                     ANNUALIZED
   PRINCIPAL                                                        YIELD ON DATE     STATED
     VALUE                          DESCRIPTION                      OF PURCHASE     MATURITY         VALUE
----------------   ---------------------------------------------    -------------    --------    ---------------
COMMERCIAL PAPER (CONTINUED)

                   IRON/STEEL -- 0.2%
$      1,750,000   Glencore Funding LLC.........................        0.63%        05/11/15    $     1,749,699
                                                                                                 ---------------
                   LODGING -- 1.6%
       5,000,000   Starwood Hotels & Resorts Worldwide, Inc.....        0.41%        05/14/15          4,999,278
       5,000,000   Wyndham Worldwide Corp.......................        0.78%        05/06/15          4,999,465
       2,000,000   Wyndham Worldwide Corp.......................        0.81%        05/07/15          1,999,733
       2,000,000   Wyndham Worldwide Corp.......................        0.83%        05/12/15          1,999,499
                                                                                                 ---------------
                                                                                                      13,997,975
                                                                                                 ---------------
                   MEDIA -- 1.9%
       2,000,000   Discovery Communications LLC.................        0.54%        05/08/15          1,999,794
       2,000,000   Discovery Communications LLC.................        0.55%        05/15/15          1,999,580
       3,000,000   NBCUniversal Enterprise, Inc.................        0.53%        05/04/15          2,999,870
       6,000,000   Viacom, Inc..................................    0.46% - 0.50%    05/06/15          5,999,608
       3,000,000   Viacom, Inc..................................        0.49%        05/20/15          2,999,240
                                                                                                 ---------------
                                                                                                      15,998,092
                                                                                                 ---------------
                   MINING -- 1.0%
       4,000,000   Alcoa, Inc...................................        0.60%        05/04/15          3,999,802
       2,700,000   Alcoa, Inc...................................        0.54%        05/07/15          2,699,762
       2,000,000   Alcoa, Inc...................................        0.56%        05/14/15          1,999,603
                                                                                                 ---------------
                                                                                                       8,699,167
                                                                                                 ---------------
                   MISCELLANEOUS MANUFACTURING -- 1.8%
       4,000,000   Eaton Corp...................................        0.44%        05/13/15          3,999,426
       3,000,000   Eaton Corp...................................        0.51%        05/18/15          2,999,292
       3,800,000   Ingersoll-Rand Luxembourg Finance SA.........        0.46%        05/04/15          3,799,857
       2,500,000   ITT Corp.....................................        0.57%        05/04/15          2,499,884
       2,000,000   ITT Corp.....................................        0.51%        05/07/15          1,999,833
                                                                                                 ---------------
                                                                                                      15,298,292
                                                                                                 ---------------
                   OIL & GAS -- 6.3%
       2,000,000   Anadarko Petroleum Corp......................        0.59%        05/06/15          1,999,839
       3,000,000   Anadarko Petroleum Corp......................        0.53%        05/13/15          2,999,480
       2,000,000   Canadian Natural Resources Ltd...............        0.55%        05/06/15          1,999,850
       2,065,000   Canadian Natural Resources Ltd...............        0.55%        05/07/15          2,064,814
       3,000,000   Canadian Natural Resources Ltd...............        0.50%        05/12/15          2,999,550
       1,400,000   Canadian Natural Resources Ltd...............        0.48%        05/13/15          1,399,781
       4,000,000   Devon Energy Corp............................        0.41%        05/20/15          3,999,156
       2,000,000   Encana Corp..................................        0.66%        05/04/15          1,999,891
       2,000,000   Encana Corp..................................        0.61%        05/05/15          1,999,867
       2,000,000   Encana Corp..................................        0.60%        05/11/15          1,999,672
       2,000,000   Encana Corp..................................        0.64%        05/21/15          1,999,300
       2,000,000   Encana Corp..................................        0.64%        05/22/15          1,999,265
       5,000,000   Nabors Industries, Inc.......................    0.53% - 0.54%    05/04/15          4,999,781
       3,000,000   Nabors Industries, Inc.......................        0.62%        05/05/15          2,999,797
         970,000   Nabors Industries, Inc.......................        0.57%        05/06/15            969,925
      11,000,000   Southwestern Energy Co.......................        0.81%        05/01/15         10,999,999
       7,000,000   Talisman Energy, Inc.........................        0.66%        05/04/15          6,999,621
                                                                                                 ---------------
                                                                                                      54,429,588
                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2015 (UNAUDITED)

                                                                     ANNUALIZED
   PRINCIPAL                                                        YIELD ON DATE     STATED
     VALUE                          DESCRIPTION                      OF PURCHASE     MATURITY         VALUE
----------------   ---------------------------------------------    -------------    --------    ---------------
COMMERCIAL PAPER (CONTINUED)

                   OIL & GAS SERVICES -- 1.4%
$      8,000,000   Weatherford International Ltd................    0.76% - 0.81%    05/01/15    $     8,000,000
       1,900,000   Weatherford International Ltd................    1.02% - 1.07%    05/07/15          1,899,674
       2,000,000   Weatherford International Ltd................        0.98%        05/11/15          1,999,467
                                                                                                 ---------------
                                                                                                      11,899,141
                                                                                                 ---------------
                   PACKAGING & CONTAINERS -- 0.5%
       4,000,000   Bemis Co., Inc...............................        0.48%        05/12/15          3,999,426
                                                                                                 ---------------
                   PIPELINES -- 6.3%
       4,000,000   Enable Midstream Partners LP.................        1.02%        05/04/15          3,999,667
       5,000,000   Enable Midstream Partners LP.................        1.02%        05/05/15          4,999,443
       2,000,000   Enable Midstream Partners LP.................        1.07%        05/06/15          1,999,708
       3,000,000   Enbridge Energy Partners LP..................        0.67%        05/01/15          2,999,999
       2,000,000   Enbridge Energy Partners LP..................        0.68%        05/07/15          1,999,777
       2,000,000   Enbridge Energy Partners LP..................        0.66%        05/22/15          1,999,242
       3,000,000   Enbridge US, Inc.............................        0.66%        05/26/15          2,998,646
       3,000,000   Enterprise Products Operating LLC............        0.61%        05/06/15          2,999,750
       3,000,000   Enterprise Products Operating LLC............        0.56%        05/14/15          2,999,404
         800,000   Kinder Morgan, Inc...........................        0.66%        05/01/15            800,000
       4,000,000   Kinder Morgan, Inc...........................        0.71%        05/07/15          3,999,533
       4,000,000   Kinder Morgan, Inc...........................        0.76%        05/14/15          3,998,917
       5,000,000   ONEOK Partners LP............................        0.69%        05/01/15          4,999,999
       2,000,000   ONEOK Partners LP............................        0.71%        05/06/15          1,999,806
       2,000,000   ONEOK Partners LP............................        0.71%        05/08/15          1,999,728
       5,000,000   Spectra Energy Capital LLC...................        0.51%        05/11/15          4,999,306
       2,000,000   Williams Partners LP.........................        0.56%        05/04/15          1,999,908
       2,000,000   Williams Partners LP.........................        0.59%        05/21/15          1,999,356
                                                                                                 ---------------
                                                                                                      53,792,189
                                                                                                 ---------------
                   RETAIL -- 0.5%
       4,000,000   AutoZone, Inc................................        0.41%        05/15/15          3,999,378
                                                                                                 ---------------
                   TEXTILES -- 0.6%
       2,000,000   Mohawk Industries, Inc.......................        0.51%        05/04/15          1,999,917
       3,000,000   Mohawk Industries, Inc.......................        0.48%        05/13/15          2,999,530
                                                                                                 ---------------
                                                                                                       4,999,447
                                                                                                 ---------------
                   TRANSPORTATION -- 1.6%
       2,000,000   Canadian Pacific Railway Co..................        0.56%        05/04/15          1,999,908
       5,000,000   Kansas City Southern.........................        0.56%        05/01/15          5,000,000
       5,000,000   Kansas City Southern.........................        0.61%        05/05/15          4,999,667
       2,000,000   Kansas City Southern.........................        0.66%        05/12/15          1,999,603
                                                                                                 ---------------
                                                                                                      13,999,178
                                                                                                 ---------------
                   TOTAL COMMERCIAL PAPER....................................................        401,887,682
                   (Cost $401,887,682)                                                           ---------------


   PRINCIPAL                                                           STATED         STATED
     VALUE                          DESCRIPTION                        COUPON        MATURITY         VALUE
----------------   ---------------------------------------------    -------------    --------    ---------------
CORPORATE BONDS -- 37.7%

                   AUTO MANUFACTURERS -- 5.5%
       5,000,000   American Honda Finance Corp.,
                      Medium-Term Note (a)......................        0.58%        12/11/17          5,013,315
       8,300,000   Daimler Finance North America LLC (a)(b).....        0.96%        08/01/16          8,348,670


Page 10                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                           STATED         STATED
     VALUE                          DESCRIPTION                        COUPON        MATURITY         VALUE
----------------   ---------------------------------------------    -------------    --------    ---------------
CORPORATE BONDS (CONTINUED)

                   AUTO MANUFACTURERS (CONTINUED)
$      1,500,000   Daimler Finance North America LLC (a)(b).....        0.61%        03/10/17    $     1,501,997
       5,000,000   Ford Motor Credit Co. LLC (a)................        1.53%        05/09/16          5,033,940
       5,550,000   Ford Motor Credit Co. LLC,
                      Medium-Term Note (a)......................        1.05%        01/17/17          5,558,836
       3,000,000   Nissan Motor Acceptance Corp. (a)(b).........        0.81%        03/03/17          3,009,498
       9,800,000   Toyota Motor Credit Corp.,
                      Medium-Term Note (a)......................        0.46%        05/16/17          9,794,875
       9,000,000   Volkswagen Group of America Finance LLC
                      (a)(b)....................................        0.63%        05/23/17          9,004,320
                                                                                                 ---------------
                                                                                                      47,265,451
                                                                                                 ---------------
                   BANKS -- 10.5%
          25,000   Bank of America Corp. (a)....................        0.54%        10/14/16             24,923
       5,000,000   Bank of America Corp., Medium-Term Note
                      (a).......................................        1.08%        03/22/16          5,019,530
       1,500,000   Bank of America NA (a).......................        0.55%        06/15/16          1,495,040
       6,000,000   Bank of America NA (a).......................        0.73%        02/14/17          6,009,996
          75,000   BB&T Corp., Medium-Term Note (a).............        1.13%        06/15/18             75,747
         525,000   Capital One NA/Mclean VA (a).................        0.96%        02/05/18            526,497
       7,500,000   Citigroup, Inc. (a)..........................        0.53%        06/09/16          7,467,803
       5,000,000   Citigroup, Inc. (a)..........................        0.80%        03/10/17          4,998,440
       5,500,000   Fifth Third Bank/Cincinnati OH (a)...........        0.77%        11/18/16          5,511,446
       4,000,000   Goldman Sachs Group, (The), Inc. (a).........        0.71%        03/22/16          3,999,856
       8,500,000   Goldman Sachs Group, (The), Inc.,
                      Medium-Term Note (a)......................        0.89%        06/04/17          8,491,160
          25,000   Goldman Sachs Group, (The), Inc.,
                      Medium-Term Note (a)......................        1.36%        11/15/18             25,298
       7,550,000   JPMorgan Chase & Co. (a).....................        0.78%        02/15/17          7,569,229
       5,050,000   JPMorgan Chase & Co. (a).....................        1.18%        01/25/18          5,102,555
       7,980,000   Morgan Stanley, Medium-Term Note (a).........        0.73%        10/18/16          7,977,151
       4,550,000   Morgan Stanley, Global Medium-Term Note
                      (a).......................................        1.56%        04/25/18          4,633,283
          25,000   National City Bank/Cleveland OH (a)..........        0.63%        06/07/17             24,895
       1,500,000   PNC Bank NA (a)..............................        0.58%        08/01/17          1,498,167
       6,000,000   US Bank NA/Cincinnati OH (a).................        0.58%        01/26/18          6,015,036
       1,500,000   US Bank NA/Cincinnati OH (a).................        0.76%        10/28/19          1,505,457
       4,055,000   Wachovia Corp. (a)...........................        0.65%        10/15/16          4,047,920
       8,500,000   Wachovia Corp. (a)...........................        0.54%        06/15/17          8,488,439
                                                                                                 ---------------
                                                                                                      90,507,868
                                                                                                 ---------------
                   BEVERAGES -- 0.1%
       1,000,000   Anheuser-Busch InBev Finance, Inc.  (a)......        0.47%        01/27/17            998,453
                                                                                                 ---------------
                   BIOTECHNOLOGY -- 1.5%
      12,500,000   Amgen, Inc. (a)..............................        0.64%        05/22/17         12,506,063
                                                                                                 ---------------
                   COMPUTERS -- 1.2%
      10,300,000   Apple, Inc. (a)..............................        0.53%        05/03/18         10,338,306
                                                                                                 ---------------
                   DIVERSIFIED FINANCIAL SERVICES -- 3.0%
      11,300,000   American Express Co. (a).....................        0.85%        05/22/18         11,325,402
      11,575,000   General Electric Capital Corp. (a)...........        0.98%        04/02/18         11,720,197
       3,000,000   HSBC Finance Corp. (a).......................        0.69%        06/01/16          2,996,979
                                                                                                 ---------------
                                                                                                      26,042,578
                                                                                                 ---------------
                   ELECTRIC -- 1.4%
      12,525,000   Duke Energy Corp. (a)........................        0.65%        04/03/17         12,553,757
                                                                                                 ---------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                           STATED         STATED
     VALUE                          DESCRIPTION                        COUPON        MATURITY         VALUE
----------------   ---------------------------------------------    -------------    --------    ---------------
CORPORATE BONDS (CONTINUED)

                   FOOD -- 2.4%
$      8,000,000   General Mills, Inc. (a)......................        0.58%        01/29/16    $     8,000,880
      12,583,000   Kroger (The) Co. (a).........................        0.80%        10/17/16         12,617,754
                                                                                                 ---------------
                                                                                                      20,618,634
                                                                                                 ---------------
                   HEALTH CARE PRODUCTS -- 0.6%
       5,000,000   Becton Dickinson and Co. (a).................        0.72%        06/15/16          5,007,200
                                                                                                 ---------------
                   INSURANCE -- 3.6%
      11,300,000   Berkshire Hathaway Finance Corp. (a).........        0.58%        01/12/18         11,337,075
      10,300,000   Metropolitan Life Global Funding I (a)(b)....        0.39%        06/23/16         10,302,142
       8,975,000   Prudential Financial, Inc.,
                      Medium-Term Note (a)......................        1.04%        08/15/18          9,034,361
                                                                                                 ---------------
                                                                                                      30,673,578
                                                                                                 ---------------
                   MEDIA -- 0.0%
          25,000   NBCUniversal Enterprise, Inc. (a)(b).........        0.81%        04/15/16             25,074
                                                                                                 ---------------
                   OIL & GAS -- 0.2%
       1,500,000   Devon Energy Corp. (a).......................        0.72%        12/15/15          1,498,241
                                                                                                 ---------------
                   PHARMACEUTICALS -- 2.9%
      11,300,000   AbbVie, Inc. (a).............................        1.04%        11/06/15         11,330,905
       3,000,000   Merck & Co, Inc. (a).........................        0.62%        05/18/18          3,015,810
      10,300,000   Pfizer, Inc. (a).............................        0.57%        06/15/18         10,330,210
                                                                                                 ---------------
                                                                                                      24,676,925
                                                                                                 ---------------
                   SOFTWARE -- 1.2%
      10,300,000   Oracle Corp. (a).............................        0.47%        07/07/17         10,318,066
                                                                                                 ---------------
                   TELECOMMUNICATIONS -- 3.6%
       7,500,000   AT&T, Inc. (a)...............................        0.69%        03/30/17          7,490,235
         500,000   AT&T, Inc. (a)...............................        1.16%        06/30/20            504,637
      10,300,000   Cisco Systems, Inc. (a)......................        0.54%        03/03/17         10,336,184
      12,575,000   Verizon Communications, Inc. (a).............        0.66%        06/09/17         12,567,857
                                                                                                 ---------------
                                                                                                      30,898,913
                                                                                                 ---------------
                   TOTAL CORPORATE BONDS.....................................................        323,929,107
                   (Cost $323,426,838)                                                           ---------------

FOREIGN CORPORATE BONDS -- 5.3%

                   BANKS -- 3.5%
       1,500,000   Australia & New Zealand Banking Group
                      Ltd./New York, NY  (a)....................        0.82%        05/15/18          1,506,507
       4,575,000   Bank of Montreal, Medium-Term Note  (a)......        0.87%        04/09/18          4,606,165
       1,025,000   BNP Paribas SA (a)...........................        0.86%        12/12/16          1,028,807
         500,000   BNP Paribas SA, Medium-Term Note  (a)........        0.74%        05/07/17            500,832
       1,000,000   Commonwealth Bank of Australia  (a)(b).......        0.77%        09/20/16          1,003,868
          25,000   Credit Agricole SA  (a)(b)...................        1.12%        10/03/16             25,148
       1,000,000   Credit Agricole SA/London  (a)(b)............        1.44%        04/15/16          1,007,767
       1,000,000   Credit Suisse/New York, NY, Global
                      Medium-Term Note (a)......................        0.75%        05/26/17            999,867
          65,000   Deutsche Bank AG/London (a)..................        0.87%        02/13/17             65,211
       7,000,000   Deutsche Bank AG/London (a)..................        0.73%        05/30/17          7,010,528
       3,000,000   Royal Bank of Canada, Global Medium-Term
                      Note (a)..................................        0.54%        02/03/17          3,003,897
       7,525,000   Toronto-Dominion Bank (The), Medium-Term
                      Note, Series 1  (a).......................        0.83%        04/30/18          7,572,873


Page 12                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                           STATED         STATED
     VALUE                          DESCRIPTION                        COUPON        MATURITY         VALUE
----------------   ---------------------------------------------    -------------    --------    ---------------
FOREIGN CORPORATE BONDS (CONTINUED)

                   BANKS (CONTINUED)
$      1,500,000   Toronto-Dominion Bank (The), Medium-Term
                      Note (a)..................................        0.84%        11/05/19    $     1,510,962
                                                                                                 ---------------
                                                                                                      29,842,432
                                                                                                 ---------------
                   DIVERSIFIED FINANCIAL SERVICES -- 0.9%
       7,550,000   Nomura Holdings, Inc., Medium-Term Note
                      (a).......................................        1.72%        09/13/16          7,651,246
                                                                                                 ---------------
                   OIL & GAS -- 0.1%
       1,000,000   Canadian Natural Resources Ltd.  (a).........        0.65%        03/30/16            998,854
                                                                                                 ---------------
                   PHARMACEUTICALS -- 0.6%
         500,000   Actavis Funding SCS (a)......................        1.14%        09/01/16            501,498
       4,450,000   Actavis Funding SCS (a)......................        1.35%        03/12/18          4,493,031
                                                                                                 ---------------
                                                                                                       4,994,529
                                                                                                 ---------------
                   PIPELINES -- 0.1%
       1,025,000   Enbridge, Inc.  (a)..........................        0.92%        10/01/16          1,021,316
          50,000   Enbridge, Inc.  (a)..........................        0.71%        06/02/17             49,421
                                                                                                 ---------------
                                                                                                       1,070,737
                                                                                                 ---------------
                   TELECOMMUNICATIONS -- 0.1%
       1,000,000   Vodafone Group PLC  (a)......................        0.64%        02/19/16          1,000,872
                                                                                                 ---------------
                   TOTAL FOREIGN CORPORATE BONDS.............................................         45,558,670
                   (Cost $45,516,978)                                                            ---------------

U.S. GOVERNMENT NOTES -- 4.0%

      11,100,000   U.S. Treasury Note...........................        0.63%        12/31/16         11,125,153
      10,900,000   U.S. Treasury Note...........................        0.50%        01/31/17         10,898,300
      12,100,000   U.S. Treasury Note...........................        0.88%        01/15/18         12,109,450
                                                                                                 ---------------
                   TOTAL U.S. GOVERNMENT NOTES...............................................         34,132,903
                   (Cost $34,124,651)                                                            ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 3.3%

                   COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.7%
                   Federal Home Loan Banks
          50,896      Series 2008-1372, Class 1.................        4.75%        05/18/18             54,680
                   Federal Home Loan Mortgage Corporation
          23,003      Series 1998-2038, Class PC................        5.50%        02/15/28             23,435
           4,649      Series 2003-2583, Class YC................        4.50%        12/15/22              4,648
           3,697      Series 2005-3057, Class LE................        5.00%        02/15/34              3,724
           1,845      Series 2007-3345, Class FP (a)............        0.38%        11/15/36              1,847
           2,169      Series 2007-3345, Class PF (a)............        0.36%        05/15/36              2,172
       4,570,472      Series 2007-3372, Class BD................        4.50%        10/15/22          4,805,761
          48,407      Series 2010-3728, Class EL................        1.50%        09/15/20             48,648
         137,686      Series 2010-3757, Class DP................        2.00%        03/15/34            138,104
                   Federal National Mortgage Association
           6,607      Series 2001-69, Class OG..................        5.50%        12/25/16              6,794
       2,628,880      Series 2004-2, Class QL...................        4.00%        02/25/19          2,720,819
          12,760      Series 2005-5, Class AB...................        5.00%        04/25/32             12,765
       3,594,217      Series 2007-113, Class DB.................        4.50%        12/25/22          3,808,777
       3,935,343      Series 2009-88, Class DB..................        3.00%        10/25/20          4,051,795
          44,081      Series 2010-104, Class BJ.................        2.00%        02/25/24             44,375
       2,008,039      Series 2010-135, Class HA.................        2.00%        01/25/21          2,041,281


                        See Notes to Financial Statements                Page 13

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                           STATED         STATED
     VALUE                          DESCRIPTION                        COUPON        MATURITY         VALUE
----------------   ---------------------------------------------    -------------    --------    ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                   COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                   Federal National Mortgage Association (Continued)
$      1,841,498      Series 2011-3, Class EG...................        2.00%        05/25/20    $     1,868,533
         939,816      Series 2011-13, Class AD..................        2.00%        07/25/21            956,948
          17,099      Series 2011-15, Class AB..................        9.75%        08/25/19             18,791
       1,944,476      Series 2011-15, Class HT..................        5.50%        03/25/26          2,087,429
                   Government National Mortgage Association.....
          75,115      Series 2000-9, Class FG (a)...............        0.78%        02/16/30             75,684
         101,527      Series 2009-43, Class JP..................        5.00%        10/20/36            101,906
         220,763      Series 2009-118, Class AW.................        3.00%        05/20/37            224,002
          23,498      Series 2010-58, Class VW..................        4.50%        03/20/38             23,647
                                                                                                 ---------------
                                                                                                      23,126,565
                                                                                                 ---------------
                   PASS-THROUGH SECURITIES -- 0.6%
                   Federal Home Loan Mortgage Corporation
          30,409      Pool B18688...............................        5.00%        02/01/20             32,211
          21,891      Pool E99249...............................        5.50%        09/01/18             23,006
          28,251      Pool G12255...............................        5.50%        07/01/21             31,023
          36,247      Pool G12631...............................        5.50%        04/01/17             38,029
                   Federal National Mortgage Association........
         136,422      Pool 256889...............................        5.50%        09/01/17            143,074
          56,007      Pool 723399...............................        4.50%        09/01/18             58,614
         107,119      Pool 739798...............................        4.50%        09/01/18            112,104
          56,014      Pool 775019...............................        4.50%        05/01/19             58,712
          48,744      Pool 889191...............................        4.50%        04/01/21             51,128
          72,150      Pool 889847...............................        4.50%        04/01/21             76,033
       4,265,619      Pool AD0402...............................        5.00%        02/01/23          4,583,697
                                                                                                 ---------------
                                                                                                       5,207,631
                                                                                                 ---------------
                   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...................         28,334,196
                   (Cost $28,421,225)                                                            ---------------


     SHARES                                       DESCRIPTION                                         VALUE
----------------   --------------------------------------------------------------------------    ---------------
EXCHANGE-TRADED FUNDS -- 2.6%

                   CAPITAL MARKETS -- 2.6%
         455,365   First Trust Senior Loan Fund (c)..........................................         22,449,495
                                                                                                 ---------------
                   TOTAL EXCHANGE-TRADED FUNDS...............................................         22,449,495
                   (Cost $22,227,514)                                                            ---------------


   PRINCIPAL                                                           STATED         STATED
     VALUE                          DESCRIPTION                        COUPON        MATURITY         VALUE
----------------   ---------------------------------------------    -------------    --------    ---------------
MORTGAGE-BACKED SECURITIES -- 0.3%

                   COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                   Residential Asset Securitization Trust
$         36,730      Series 2003-A4, Class A1..................        4.25%        05/25/33             37,173
                                                                                                 ---------------
                   COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.3%
                   Bear Stearns Commercial Mortgage Securities
       2,775,820      Trust Series 2005-T20, Class A4A (a)......        5.29%        10/12/42          2,795,009
                                                                                                 ---------------
                   TOTAL MORTGAGE-BACKED SECURITIES..........................................          2,832,182
                   (Cost $2,845,737)                                                             ---------------



Page 14                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                           STATED         STATED
     VALUE                          DESCRIPTION                        COUPON        MATURITY         VALUE
----------------   ---------------------------------------------    -------------    --------    ---------------
ASSET-BACKED SECURITIES -- 0.0%

                   Ally Auto Receivables Trust
$         22,806      Series 2012-5, Class A3...................        0.62%        03/15/17    $        22,813
                   Bear Stearns Asset Backed Securities I Trust
          85,379      Series 2006-HE1, Class 1A3 (a)............        0.50%        12/25/35             84,989
                                                                                                 ---------------
                   TOTAL ASSET-BACKED SECURITIES.............................................            107,802
                   (Cost $107,237)                                                               ---------------

                   TOTAL INVESTMENTS -- 100.0%...............................................        859,232,037
                   (Cost $858,557,862) (d)

                   NET OTHER ASSETS AND LIABILITIES -- 0.0%..................................              5,665
                                                                                                 ---------------
                   NET ASSETS -- 100.0%......................................................    $   859,237,702
                                                                                                 ===============

-----------------------------

      (a) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2015.

      (b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2015, securities noted as such amounted to $34,228,484 or 4.0% of net assets.

      (c)   Investments in affiliated funds.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $820,125 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $145,950.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                           TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                              4/30/2015         PRICES           INPUTS           INPUTS
---------------------------------------------------    -------------    -------------    -------------    -------------
Commercial Paper*..................................    $ 401,887,682    $          --    $ 401,887,682    $          --
Corporate Bonds*...................................      323,929,107               --      323,929,107               --
Foreign Corporate Bonds*...........................       45,558,670               --       45,558,670               --
U.S. Government Notes..............................       34,132,903               --       34,132,903               --
U.S. Government Agency Mortgage-Backed
   Securities......................................       28,334,196               --       28,334,196               --
Exchange-Traded Funds*.............................       22,449,495       22,449,495               --               --
Mortgage-Backed Securities.........................        2,832,182               --        2,832,182               --
Asset-Backed Securities............................          107,802               --          107,802               --
                                                       -------------    -------------    -------------    -------------
Total Investments..................................    $ 859,232,037    $  22,449,495    $ 836,782,542    $          --
                                                       =============    =============    =============    =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.


                        See Notes to Financial Statements                Page 15

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value - Unaffiliated...................................       $  836,782,542
Investments, at value - Affiliated.....................................           22,449,495
Cash...................................................................              136,889
Receivables:
   Interest............................................................              536,300
                                                                              --------------
   Total Assets........................................................          859,905,226
                                                                              --------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................              500,000
   Investment advisory fees............................................              167,524
                                                                              --------------
   Total Liabilities...................................................              667,524
                                                                              --------------
NET ASSETS.............................................................       $  859,237,702
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $  859,659,681
Par value..............................................................              142,997
Accumulated net investment income (loss)...............................              125,847
Accumulated net realized gain (loss) on investments....................           (1,364,998)
Net unrealized appreciation (depreciation) on investments..............              674,175
                                                                              --------------
NET ASSETS.............................................................       $  859,237,702
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        60.09
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................           14,299,724
                                                                              ==============
Investments, at cost - Unaffiliated....................................       $  836,330,348
                                                                              ==============
Investments, at cost - Affiliated......................................       $   22,227,514
                                                                              ==============


Page 16                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................       $    2,964,576
Dividends - Affiliated (See Note 2C)...................................              390,944
                                                                              --------------
   Total investment income.............................................            3,355,520
                                                                              --------------
EXPENSES:
Investment advisory fees...............................................            2,147,359
   Less fees waived by the investment advisor..........................           (1,039,896)
                                                                              --------------
   Net expenses........................................................            1,107,463
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...........................................            2,248,057
                                                                              --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..........................................           (1,069,218)
   Investments - Affiliated (See Note 2C)..............................             (294,553)
                                                                              --------------
Net realized gain (loss)...............................................           (1,363,771)
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated..........................................              428,102
   Investments - Affiliated (See Note 2C)..............................              223,614
                                                                              --------------
Net change in unrealized appreciation (depreciation)...................              651,716
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             (712,055)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $    1,536,002
                                                                              ==============


                        See Notes to Financial Statements                Page 17

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX            FOR THE PERIOD
                                                                               MONTHS ENDED            8/5/2014 (a)
                                                                                4/30/2015                THROUGH
                                                                               (UNAUDITED)              10/31/2014
                                                                              --------------          --------------
OPERATIONS:
   Net investment income (loss)...........................................    $    2,248,057          $       22,867
   Net realized gain (loss)...............................................        (1,363,771)                   (692)
   Net change in unrealized appreciation (depreciation)...................           651,716                  22,459
                                                                              --------------          --------------
   Net increase (decrease) in net assets resulting from operations........         1,536,002                  44,634
                                                                              --------------          --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................................        (2,141,587)                 (4,025)
                                                                              --------------          --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................................     2,519,252,000             567,312,055
   Cost of shares redeemed................................................    (2,226,761,377)                     --
                                                                              --------------          --------------
  Net increase (decrease) in net assets resulting from shareholder
      transactions........................................................       292,490,623             567,312,055
                                                                              --------------          --------------
   Total increase (decrease) in net assets................................       291,885,038             567,352,664

NET ASSETS:
   Beginning of period....................................................       567,352,664                      --
                                                                              --------------          --------------
   End of period..........................................................    $  859,237,702          $  567,352,664
                                                                              ==============          ==============
   Accumulated net investment income (loss) at end of period..............    $      125,847          $       19,377
                                                                              ==============          ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................................        18,900,002                      --
   Shares sold............................................................        60,250,000              18,900,002
   Shares redeemed........................................................       (64,850,278)                     --
                                                                              --------------          --------------
   Shares outstanding, end of period......................................        14,299,724              18,900,002
                                                                              ==============          ==============


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 18                 See Notes to Financial Statements

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  SIX MONTHS     FOR THE PERIOD
                                                                    ENDED         8/5/2014 (a)
                                                                  4/30/2015         THROUGH
                                                                 (UNAUDITED)     10/31/2014 (b)
                                                                --------------   --------------
Net asset value, beginning of period...........................    $  60.04         $  60.00
                                                                   --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        0.15             0.06
Net realized and unrealized gain (loss)........................        0.04             0.04
                                                                   --------         --------
Total from investment operations...............................        0.19             0.10
                                                                   --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................       (0.14)           (0.06)
                                                                   --------         --------
Net asset value, end of period.................................    $  60.09         $  60.04
                                                                   ========         ========
TOTAL RETURN (c)...............................................        0.31%            0.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $859,238         $567,353
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................        0.45% (d)        0.45% (d)
Ratio of net expenses to average net assets....................        0.23% (d)        0.26% (d)
Ratio of net investment income (loss) to average net assets....        0.47% (d)        0.64% (d)
Portfolio turnover rate (e)....................................         184%               0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) All per share amounts and net asset values have been adjusted as a result of the 1-for-2 reverse share split on November 10, 2014.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in in-kind transactions.


                        See Notes to Financial Statements                Page 19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), which trades under the ticker "FTSM" on The NASDAQ(R) Stock Market LLC ("NASDAQ"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash, or in certain circumstances, a combination of both. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, the Fund will invest at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate instruments (collectively, "Fixed Income Securities") issued by U.S. and non-U.S. public and private sector entities. Fixed Income Securities will include the following types of fixed- and variable-rate debt securities: corporate and government bonds and notes; agency securities; instruments of non-U.S. issuers in developed markets; privately issued securities; asset-backed securities; mortgage-related securities; municipal bonds and money market securities. The Fund may also invest in investment companies, such as ETFs, that invest primarily Fixed Income Securities. The Fund will limit its investments in asset-backed securities and non-agency mortgage-backed securities (in the aggregate) to 20% of its net assets. The Fund may also invest up to 20% of its net assets in floating rate loans. The floating rate loans will represent amounts borrowed by companies or other entities from banks and other lenders and a significant portion of such floating rate loans may be rated below investment grade or unrated. Floating rate loans held by the Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral. Under normal market conditions, the Fund's average duration is expected to be below one year and the average maturity of the Fund's portfolio is expected to be below three years.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2015 (UNAUDITED)

      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper, fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the borrower/issuer;
      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management (for corporate debt only);
     11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
     12)    the borrower's/issuer's competitive position within the industry;
     13) the borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
     14)    other relevant factors.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2015 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. AFFILIATED TRANSACTIONS

The Fund invests in securities of an affiliated fund. Dividend income, realized gains and losses, and change in appreciation (depreciation) from the affiliated fund are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated fund.

Amounts related to this instrument in the Fund's Portfolio of Investments at April 30, 2015, and for the six months ended are as follows:

                                                  SHARE ACTIVITY
                               -----------------------------------------------------
                               BALANCE AT                                BALANCE AT      VALUE AT      DIVIDEND      REALIZED
SECURITY NAME                   10/31/14      PURCHASES       SALES        4/30/15       4/30/15        INCOME      GAIN (LOSS)
----------------------------   -----------   -----------   -----------   -----------   ------------   -----------   -----------
First Trust Senior Loan Fund      6,000        931,975        (482,610)    455,365     $ 22,449,495    $ 390,944    $  (294,553)

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2015 (UNAUDITED)

The tax character of distributions paid during the fiscal period ended October 31, 2014, was as follows:

Distributions paid from:
Ordinary income.................................      $        4,025
Capital gain....................................                  --
Return of capital...............................                  --

As of October 31, 2014, the components of distributable earnings and net assets on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $       19,377
Accumulated capital and other losses............              (1,227)
Net unrealized appreciation (depreciation)......              22,459

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2014, the Fund had $1,227 of non-expiring capital loss carryforwards that may be carried forward indefinitely.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2014, the Fund had no net ordinary losses.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2014 remains open to federal and state audit. As of April 30, 2015, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses with the exception of those attributable to affiliated funds, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.45% of its average daily net assets. Pursuant to contractual agreements, First Trust has agreed to waive management fees of 0.20% of average daily net assets until March 2, 2016. The waiver agreements may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 2, 2016. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the proportional

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2015 (UNAUDITED)

amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided, that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) upon termination of the Fund's management agreement with First Trust; however, it is expected to remain in place at least until March 2, 2016. First Trust does not have the right to recover the fees waived that are attributable to acquired fund fees and expenses on the shares of investment companies advised by First Trust.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                             4. REVERSE STOCK SPLIT

On October 29, 2014, the Trust's Board of Trustees approved a one-for-two reverse share split, whereby each share of the Fund outstanding as of the close of business on November 7, 2014 automatically converted to one-half share as of the opening of business on November 10, 2014. In addition, at the opening of business on November 10, 2014, the Fund's shares no longer traded under the CUSIP number 33739Q101, and instead began trading under the new CUSIP number 33739Q408.

                      5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $946,472,224 and $727,203,151, respectively.

For the six months ended April 30, 2015, the Fund had no in-kind transactions.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2015 (UNAUDITED)

cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before August 6, 2016.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote

                              9. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

On May 20, 2015, the Fund declared a distribution of $0.0200 per share to shareholders of record on May 26, 2015, payable May 29, 2015.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2015 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ASSET-BACKED AND MORTGAGE-RELATED SECURITIES RISK. The risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. Extension risk is prevalent when in a period of rising interest rates, the Fund holds mortgage-related securities and such securities exhibit additional volatility. Prepayment risk is prevalent when in a period of declining interest rates, borrowers may pay off their mortgages sooner than expected. Prepayments can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

CALL RISK. If an issuer calls higher yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in kind securities. As a result, an investment in the Fund may be less tax efficient than an investment in an ETF that effects its creations and redemption for in kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

FIXED INCOME SECURITIES RISK. An investment in the Fund involves risk associated with an investment in fixed income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

FLOATING RATE LOAN RISK. An investment in floating rate loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2015 (UNAUDITED)

have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over the counter markets. Due to the smaller, less liquid market for high yield securities, the bid offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the Fixed Income Securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Mortgage-related securities are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

INVESTMENT COMPANIES RISK. The Fund may invest in the shares of other investment companies, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying funds. In general, as a shareholder in other investment companies, the Fund bears its ratable share of the underlying fund's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other investment companies. Pursuant to a contractual agreement, the Fund's investment advisor has agreed to reduce the management fee paid by the Fund by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided, that, the investment companies are advised by the Fund's investment advisor.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. The Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                           APRIL 30, 2015 (UNAUDITED)

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

SOVEREIGN DEBT RISK. Investments in debt securities issued by foreign governments ("Sovereign Debt") involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited.

VOLATILITY RISK. The market price and net asset value of the Fund's shares and the Fund's yield will change daily. There may be instances when the Fund will experience large in flows and out flows, which will significantly alter the Fund's size. At times, these fluctuations may negatively impact the Fund's yield, result in increased transaction costs for the Fund and contribute to the overall volatility of the Fund. The risk will be more prevalent when the Fund is smaller in size, such as during the Fund's invest up period. An investor may lose money by investing in this Fund because this Fund is not a money market fund and may experience significant fluctuations in its net asset value.

FIRST TRUST


First Trust Exchange-Traded Fund IV


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust Strategic Income
ETF (FDIV)

Semi-Annual Report
For the Six Months Ended
April 30, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Management.......................................................    4
Understanding Your Fund Expenses...........................................    5
Portfolio of Investments...................................................    6
Statement of Assets and Liabilities........................................   15
Statement of Operations....................................................   16
Statements of Changes in Net Assets........................................   17
Financial Highlights.......................................................   18
Notes to Financial Statements..............................................   19
Additional Information.....................................................   27

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Strategic Income ETF hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015

Dear Shareholders:

Thank you for your investment in First Trust Strategic Income ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015. Additionally, First Trust compiles the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

The primary investment objective of the First Trust Strategic Income ETF (the "Fund") is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation. The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the advisor. The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a sub-advisor (each, a "Management Team"), which employ their respective investment strategies.

The Fund's investment categories are: (i) high yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv) international sovereign bonds, including emerging markets debt; (v) equity securities of Energy Infrastructure Companies, certain of which are master limited partnerships ("MLPs"); and (vi) dividend paying U.S. exchange-traded equity securities and depositary receipts. The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. The Fund seeks to achieve its objectives by having each Management Team focus on those instruments within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.

----------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------
                                                                         CUMULATIVE
                                                                        TOTAL RETURNS
                                                  6 Months Ended     Inception (8/13/14)
                                                     4/30/15             to 4/30/15
FUND PERFORMANCE
NAV                                                   1.50%                 3.29%
Market Price                                          1.50%                 3.15%

INDEX PERFORMANCE
Blended Index(1)                                      0.61%                 1.91%
Barclays Capital U.S. Aggregate Bond Index            2.06%                 2.88%
Russell 3000(R) Index                                 4.74%                 8.63%
----------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------

(1) The Blended Index is equally weighted to include these six indices: the Alerian MLP Index, Dow Jones U.S. Select Dividend Index, BofA Merrill Lynch Fixed Rate Preferred Securities Index, BofA Merrill Lynch U.S. High Yield Index, Barclays EM USD Aggregate Index and Barclays U.S. MBS Index. An index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indices are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

-----------------------------------------------------------
                                          % OF TOTAL
ASSET CLASSIFICATION                      INVESTMENTS
-----------------------------------------------------------
Common Stocks                                30.56%
Exchange-Traded Funds                        28.22
Preferred Securities                         12.14
Master Limited Partnerships                  11.25
U.S. Government Agency Mortgage-
   Backed Securities                          9.30
Foreign Sovereign Bonds                       3.30
Real Estate Investment Trusts                 3.07
Mortgage-Backed Securities                    1.48
Asset-Backed Securities                       0.45
Foreign Corporate Bonds                       0.23
                                           --------
     Total                                  100.00%
                                           ========


-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                          INVESTMENTS
-----------------------------------------------------------
First Trust Tactical High Yield ETF          18.03%
First Trust Preferred Securities and
   Income ETF                                 5.92
iShares J.P. Morgan USD Emerging
   Markets Bond ETF                           3.58
Enterprise Products Partners, L.P.            1.21
Plains All American Pipeline, L.P.            1.11
Kinder Morgan, Inc.                           1.10
Magellan Midstream Partners, L.P.             0.76
AmeriGas Partners, L.P.                       0.74
Enbridge Energy Partners, L.P.                0.74
Williams Partners, L.P.                       0.72
                                           --------
     Total                                   33.91%
                                           ========

                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            AUGUST 13, 2014 - APRIL 30, 2015

               First Trust                    Barclays Capital
                Strategic       Blended        U.S. Aggregate      Russell 3000(R)
               Income ETF        Index           Bond Index             Index
8/13/14          $10,000        $10,002           $10,003              $10,000
10/31/14          10,177         10,129            10,080               10,371
4/30/15           10,330         10,191            10,288               10,863

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2014 (commencement of trading) through April 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                                   NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                   BELOW NAV
                               ----------------------------------------      ----------------------------------------
                               0.00%-      0.50%-     1.00%-                 0.00%-     0.50%-      1.00%-
FOR THE PERIOD                 0.49%       0.99%      1.99%     >=2.00%      0.49%      0.99%       1.99%     >=2.00%
8/14/14 - 10/31/14               16           0          0          0          35          5           0          0
11/1/14 - 4/30/15                23           5          0          0          77         16           2          0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the First Trust Strategic Income ETF ("FDIV" or the "Fund"). The following serve as investment sub-advisors (each, a "Sub-Advisor") to the Fund: First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein Advisors LLC ("RBA"). The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a Sub-Advisor, which employ their respective investment strategies.

                           PORTFOLIO MANAGEMENT TEAM

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee, which determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets, consists of:

o DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING DIRECTOR OF FIRST TRUST;

o     DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER AND MANAGING DIRECTOR OF FIRST
      TRUST;

o     JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST;

o     TODD LARSON, CFA, VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST;

o     JOHN GAMBLA, CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER OF FIRST TRUST; AND

o     ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER OF FIRST TRUST.

ADVISOR PORTFOLIO MANAGERS

o WILLIAM HOUSEY, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF FIRST TRUST;

o     JEREMIAH CHARLES, VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST; AND

o     JAMES SNYDER, VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST.

SUB-ADVISOR PORTFOLIO MANAGERS

o JAMES J. MURCHIE, FOUNDER, CHIEF EXECUTIVE OFFICER, CO-PORTFOLIO MANAGER AND PRINCIPAL OF EIP.

o     DEREK FULTON, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF
      FTGP.

o     RICHARD BERNSTEIN, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF
      RBA.

o     SCOTT T. FLEMING, PRESIDENT AND CHIEF INVESTMENT OFFICER OF STONEBRIDGE.

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2015 (UNAUDITED)

As a shareholder of First Trust Strategic Income ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2014     APRIL 30, 2015      PERIOD (a)        PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STRATEGIC INCOME ETF (FDIV)
Actual                                              $1,000.00           $1,015.00            0.67%             $3.35
Hypothetical (5% return before expenses)            $1,000.00           $1,021.47            0.67%             $3.36

(a) These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2014 through April 30, 2015), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS -- 30.2%

                  BANKS -- 4.6%
           1,793  Bank of Hawaii Corp..........................................................................  $       108,279
           2,823  BB&T Corp. ..................................................................................          108,093
           1,571  Community Bank System, Inc...................................................................           54,906
           1,586  Cullen/Frost Bankers, Inc....................................................................          115,682
           4,186  CVB Financial Corp...........................................................................           65,511
           5,764  FirstMerit Corp..............................................................................          111,649
           3,705  Hancock Holding Co...........................................................................          107,853
           4,242  Trustmark Corp...............................................................................          100,960
           2,928  United Bankshares, Inc.......................................................................          110,034
           1,316  WesBanco, Inc................................................................................           41,467
                                                                                                                 ---------------
                                                                                                                         924,434
                                                                                                                 ---------------

                  CAPITAL MARKETS -- 1.7%
           2,759  Invesco Ltd..................................................................................          114,278
           1,358  T. Rowe Price Group, Inc.....................................................................          110,242
           2,218  Waddell & Reed Financial, Inc., Class A......................................................          109,392
                                                                                                                 ---------------
                                                                                                                         333,912
                                                                                                                 ---------------

                  COMMUNICATIONS EQUIPMENT -- 0.6%
           4,003  Cisco Systems, Inc...........................................................................          115,406
                                                                                                                 ---------------

                  CONTAINERS & PACKAGING -- 0.5%
           2,396  Sonoco Products Co...........................................................................          107,077
                                                                                                                 ---------------

                  DISTRIBUTORS -- 0.5%
           1,173  Genuine Parts Co.............................................................................          105,394
                                                                                                                 ---------------

                  ELECTRIC UTILITIES -- 3.6%
           2,105  ALLETE, Inc..................................................................................          105,882
           1,259  American Electric Power Co., Inc.............................................................           71,599
           1,055  Eversource Energy............................................................................           51,442
           4,165  Great Plains Energy, Inc.....................................................................          109,041
           1,891  ITC Holdings Corp............................................................................           68,076
             680  NextEra Energy, Inc..........................................................................           68,632
             803  Southern (The) Co. ..........................................................................           35,573
           2,865  Westar Energy, Inc...........................................................................          107,867
           3,179  Xcel Energy, Inc.............................................................................          107,800
                                                                                                                 ---------------
                                                                                                                         725,912
                                                                                                                 ---------------

                  ELECTRICAL EQUIPMENT -- 0.6%
           1,948  Emerson Electric Co..........................................................................          114,601
                                                                                                                 ---------------

                  ENERGY EQUIPMENT & SERVICES -- 0.6%
           2,218  National Oilwell Varco, Inc..................................................................          120,681
                                                                                                                 ---------------

                  GAS UTILITIES -- 2.5%
           2,237  AGL Resources, Inc...........................................................................          112,454
             644  Atmos Energy Corp............................................................................           34,776
             354  Chesapeake Utilities Corp. ..................................................................           16,914
           1,249  ONE Gas, Inc.................................................................................           52,421
             964  Piedmont Natural Gas Co., Inc................................................................           36,092
           4,637  Questar Corp.................................................................................          108,691
           2,002  South Jersey Industries, Inc.................................................................          105,606
           1,090  UGI Corp.....................................................................................           37,943
                                                                                                                 ---------------
                                                                                                                         504,897
                                                                                                                 ---------------


Page 6                  See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2015 (UNAUDITED)

     SHARES                                                 DESCRIPTION                                               VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOTELS, RESTAURANTS & LEISURE -- 0.5%
             725  Cracker Barrel Old Country Store, Inc........................................................  $        96,048
                                                                                                                 ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.2%
             355  NRG Yield, Inc., Class A.....................................................................           17,466
             628  Pattern Energy Group, Inc....................................................................           18,199
                                                                                                                 ---------------
                                                                                                                          35,665
                                                                                                                 ---------------

                  INSURANCE -- 0.5%
           2,156  Principal Financial Group, Inc...............................................................          110,215
                                                                                                                 ---------------

                  IT SERVICES -- 0.5%
           2,208  Paychex, Inc.................................................................................          106,845
                                                                                                                 ---------------

                  LEISURE PRODUCTS -- 0.6%
           1,767  Hasbro, Inc..................................................................................          125,086
                                                                                                                 ---------------

                  MACHINERY -- 0.5%
           3,214  Hillenbrand, Inc.............................................................................           94,459
                                                                                                                 ---------------

                  METALS & MINING -- 1.1%
           1,186  Compass Minerals International, Inc..........................................................          104,759
           1,812  Reliance Steel & Aluminum Co.................................................................          117,273
                                                                                                                 ---------------
                                                                                                                         222,032
                                                                                                                 ---------------

                  MULTI-UTILITIES -- 3.8%
             284  Alliant Energy Corp..........................................................................           17,173
           3,293  Avista Corp..................................................................................          107,418
           2,060  CMS Energy Corp. ............................................................................           69,896
             250  Dominion Resources, Inc......................................................................           17,920
             812  National Grid PLC, ADR.......................................................................           54,753
             403  NiSource, Inc................................................................................           17,498
           2,059  NorthWestern Corp............................................................................          107,253
           1,644  PG&E Corp....................................................................................           87,000
           2,639  Public Service Enterprise Group, Inc.........................................................          109,625
             325  Sempra Energy................................................................................           34,505
           2,511  Vectren Corp.................................................................................          108,400
             717  Wisconsin Energy Corp........................................................................           35,219
                                                                                                                 ---------------
                                                                                                                         766,660
                                                                                                                 ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 4.9%
           2,387  Enbridge Income Fund Holdings, Inc. (CAD)....................................................           76,902
           1,463  Enbridge, Inc................................................................................           76,559
           1,288  Exxon Mobil Corp.............................................................................          112,533
           2,805  Inter Pipeline Ltd. (CAD)....................................................................           73,467
           5,077  Kinder Morgan, Inc...........................................................................          218,057
           2,341  Murphy Oil Corp..............................................................................          111,455
           4,524  Spectra Energy Corp..........................................................................          168,519
           1,640  TransCanada Corp.............................................................................           76,129
           1,408  Williams (The) Cos., Inc.....................................................................           72,076
                                                                                                                 ---------------
                                                                                                                         985,697
                                                                                                                 ---------------

                  PHARMACEUTICALS -- 1.0%
             913  Novartis AG, ADR.............................................................................           92,943
           2,201  Sanofi, ADR..................................................................................          111,261
                                                                                                                 ---------------
                                                                                                                         204,204
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2015 (UNAUDITED)

     SHARES                                                 DESCRIPTION                                               VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.5%
           2,363  Linear Technology Corp.......................................................................  $       109,005
                                                                                                                 ---------------

                  THRIFTS & MORTGAGE FINANCE -- 0.1%
           4,433  TrustCo Bank Corp. NY........................................................................           29,568
                                                                                                                 ---------------

                  TRADING COMPANIES & DISTRIBUTORS -- 0.6%
           2,664  Fastenal Co..................................................................................          113,540
                                                                                                                 ---------------

                  TRANSPORTATION INFRASTRUCTURE -- 0.2%
             417  Grupo Aeroportuario del Pacifico SAB de CV, ADR..............................................           29,628
                                                                                                                 ---------------
                  TOTAL COMMON STOCKS..........................................................................        6,080,966
                  (Cost $5,931,906)                                                                              ---------------

EXCHANGE-TRADED FUNDS -- 27.9%

                  CAPITAL MARKETS -- 27.9%
          61,311  First Trust Preferred Securities and Income ETF (a)..........................................        1,179,011
          70,807  First Trust Tactical High Yield ETF (a)......................................................        3,588,498
             350  iShares 20+ Year Treasury Bond ETF...........................................................           44,083
              25  iShares 7-10 Year Treasury Bond ETF..........................................................            2,688
           6,300  iShares J.P. Morgan USD Emerging Markets Bond ETF............................................          712,656
             800  iShares MBS ETF..............................................................................           88,240
                                                                                                                 ---------------
                  TOTAL EXCHANGE-TRADED FUNDS..................................................................        5,615,176
                  (Cost $5,574,467)                                                                              ---------------


                                                                                      STATED         STATED
     SHARES                                 DESCRIPTION                                RATE         MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
$25 PAR PREFERRED SECURITIES -- 12.0%

                  BANKS -- 2.7%
           2,775  Bank of America Corp., Series Y.................................     6.50%          (b)                 71,595
           4,694  Citigroup, Inc., Series K (c)...................................     6.88%          (b)                127,770
           3,140  First Niagara Financial Group, Inc., Series B (c)...............     8.63%          (b)                 86,821
           1,936  FNB Corp. (c)...................................................     7.25%          (b)                 54,131
           2,034  GMAC Capital Trust I, Series 2 (c)..............................     8.13%        02/15/40              53,454
           2,993  Royal Bank of Scotland Group PLC, Series R......................     6.13%          (b)                 73,897
           2,873  Royal Bank of Scotland Group PLC, Series S......................     6.60%          (b)                 71,911
                                                                                                                 ---------------
                                                                                                                         539,579
                                                                                                                 ---------------

                  CAPITAL MARKETS -- 2.2%
           4,249  Apollo Investment Corp..........................................     6.88%        07/15/43             109,879
           4,153  Goldman Sachs Group (The), Inc., Series K (c)...................     6.38%          (b)                108,808
           1,252  Morgan Stanley, Series E (c)....................................     7.13%          (b)                 35,494
           3,994  Morgan Stanley, Series F (c)....................................     6.88%          (b)                109,435
           2,668  Raymond James Financial, Inc....................................     6.90%        03/15/42              71,983
                                                                                                                 ---------------
                                                                                                                         435,599
                                                                                                                 ---------------

                  CONSUMER FINANCE -- 0.5%
           2,005  Ally Financial, Inc., Series A (c)..............................     8.50%          (b)                 53,133
           1,434  Capital One Financial Corp., Series C...........................     6.25%          (b)                 36,825
                                                                                                                 ---------------
                                                                                                                          89,958
                                                                                                                 ---------------


Page 8                  See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2015 (UNAUDITED)

                                                                                      STATED         STATED
     SHARES                                 DESCRIPTION                                RATE         MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES -- 1.7%
           2,630  Citigroup Capital XIII (c)......................................     7.88%        10/30/40     $        68,091
           1,911  KKR Financial Holdings LLC......................................     8.38%        11/15/41              52,476
           3,825  KKR Financial Holdings LLC, Series A............................     7.38%          (b)                 99,374
           5,207  RBS Capital Funding Trust VII, Series G.........................     6.08%          (b)                129,602
                                                                                                                 ---------------
                                                                                                                         349,543
                                                                                                                 ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
           3,999  Qwest Corp......................................................     7.50%        09/15/51             106,373
           4,194  Qwest Corp......................................................     6.88%        10/01/54             111,729
                                                                                                                 ---------------
                                                                                                                         218,102
                                                                                                                 ---------------

                  FOOD PRODUCTS -- 0.6%
           4,507  CHS, Inc., Series 2 (c).........................................     7.10%          (b)                120,292
                                                                                                                 ---------------

                  INSURANCE -- 1.9%
           2,625  Allstate (The) Corp., Series D..................................     6.63%          (b)                 70,481
           3,426  Aspen Insurance Holdings Ltd....................................     7.25%          (b)                 90,926
           3,499  Aviva PLC.......................................................     8.25%        12/01/41              96,712
           4,179  Hartford Financial Services Group (The), Inc. (c)...............     7.88%        04/15/42             130,719
                                                                                                                 ---------------
                                                                                                                         388,838
                                                                                                                 ---------------

                  MULTI-UTILITIES -- 0.4%
           3,088  Integrys Energy Group, Inc. (c).................................     6.00%        08/01/73              84,519
                                                                                                                 ---------------

                  REAL ESTATE INVESTMENT TRUSTS -- 0.9%
           4,187  American Realty Capital Properties, Inc., Series F..............     6.70%          (b)                100,530
           3,454  Digital Realty Trust, Inc., Series E............................     7.00%          (b)                 88,802
                                                                                                                 ---------------
                                                                                                                         189,332
                                                                                                                 ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES...........................................................        2,415,762
                  (Cost $2,395,966)                                                                              ---------------


     UNITS                                                 DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS -- 11.1%

                  GAS UTILITIES -- 0.7%
           3,007  AmeriGas Partners, L.P.......................................................................          146,531
                                                                                                                 ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.3%
           1,231  NextEra Energy Partners, L.P.................................................................           52,157
                                                                                                                 ---------------

                  OIL, GAS & CONSUMABLE FUELS -- 10.1%
           1,350  Alliance Holdings GP, L.P....................................................................           67,095
           3,205  Alliance Resource Partners, L.P..............................................................          110,476
           3,939  Enbridge Energy Partners, L.P................................................................          146,294
           1,901  Energy Transfer Partners, L.P................................................................          109,840
           7,046  Enterprise Products Partners, L.P............................................................          241,327
           1,388  EQT Midstream Partners, L.P..................................................................          122,422
             826  Hoegh LNG Partners, L.P......................................................................           17,924
           3,445  Holly Energy Partners, L.P...................................................................          113,513
           1,808  Magellan Midstream Partners, L.P.............................................................          150,968
           3,413  NGL Energy Partners, L.P.....................................................................           99,864
             886  ONEOK Partners, L.P..........................................................................           37,168
           4,391  Plains All American Pipeline, L.P............................................................          220,033


                        See Notes to Financial Statements                 Page 9

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2015 (UNAUDITED)

     UNITS                                                 DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
             376  Rose Rock Midstream, L.P.....................................................................  $        19,488
           2,047  Spectra Energy Partners, L.P.................................................................          110,906
             714  Tallgrass Energy Partners, L.P...............................................................           35,129
           2,168  Targa Resources Partners, L.P................................................................           98,514
           1,149  TC PipeLines, L.P............................................................................           78,224
           1,933  Teekay LNG Partners, L.P.....................................................................           76,199
           1,103  TransMontaigne Partners, L.P.................................................................           41,594
           2,901  Williams Partners, L.P.......................................................................          143,309
                                                                                                                 ---------------
                                                                                                                       2,040,287
                                                                                                                 ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS............................................................        2,238,975
                  (Cost $2,300,204)                                                                              ---------------


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 9.2%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
                  Federal Home Loan Mortgage Corporation
$          2,491     Series 2002-2495, Class UJ...................................     3.50%        07/15/32               2,547
           4,077     Series 2003-2637, Class F (d)................................     0.58%        06/15/18               4,087
         415,087     Series 2007-3380, Class SI, IO (d)...........................     6.19%        10/15/37              84,348
          48,971     Series 2011-3917, Class AI, IO...............................     4.50%        07/15/26               4,953
                  Federal National Mortgage Association
           2,101     Series 2002-19, Class PE.....................................     6.00%        04/25/17               2,154
           3,312     Series 2003-28, Class GA.....................................     4.00%        10/25/32               3,346
             572     Series 2005-29, Class QD.....................................     5.00%        08/25/33                 571
                  Government National Mortgage Association
           3,590     Series 2005-91, Class PC.....................................     5.50%        01/20/35               3,744
          92,762     Series 2013-67, Class PI, IO.................................     4.00%        12/16/42              10,968
                                                                                                                 ---------------
                                                                                                                         116,718
                                                                                                                 ---------------

                  PASS-THROUGH SECURITIES -- 8.6%
                  Federal Home Loan Mortgage Corporation
         111,271     Pool A47829..................................................     4.00%        08/01/35             119,198
          97,444     Pool A94951..................................................     4.00%        11/01/40             105,612
          68,694     Pool A95134..................................................     4.50%        11/01/40              75,803
          74,709     Pool G06501..................................................     4.00%        04/01/41              80,416
          95,856     Pool G07412..................................................     3.50%        06/01/43             100,725
          66,575     Pool Q05201..................................................     4.00%        12/01/41              71,668
          91,538     Pool Q20014..................................................     3.50%        07/01/43              96,394
                  Federal National Mortgage Association
          55,071     Pool AB2265..................................................     4.00%        02/01/41              60,061
          85,716     Pool AB9177..................................................     3.50%        04/01/43              90,375
         102,673     Pool AH1568..................................................     4.50%        12/01/40             112,820
          74,784     Pool AI7800..................................................     4.50%        07/01/41              82,822
          46,547     Pool AJ5299..................................................     4.00%        11/01/41              50,763
          60,635     Pool AJ5300..................................................     4.00%        11/01/41              65,641
          71,892     Pool AK3103..................................................     4.00%        02/01/42              77,502
          97,488     Pool AL3484..................................................     4.50%        10/01/42             107,576
          35,947     Pool AO4133..................................................     3.50%        06/01/42              37,907
          27,904     Pool AP4795..................................................     3.50%        09/01/42              29,345
          30,409     Pool AQ7081..................................................     3.50%        12/01/42              32,068


Page 10                 See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association (Continued)
$         31,607     Pool AR3315..................................................     3.50%        02/01/43     $        33,535
          25,422     Pool AT2887..................................................     3.50%        04/01/43              26,738
          34,999     Pool AU3741..................................................     3.50%        08/01/43              36,907
          98,241     Pool AU4726..................................................     4.00%        09/01/43             106,311
                  Government National Mortgage Association
          29,408     Pool 3500....................................................     5.50%        01/20/34              33,512
          19,143     Pool 3513....................................................     5.00%        02/20/34              21,515
          71,590     Pool 609116..................................................     4.50%        02/15/44              79,038
                                                                                                                 ---------------
                                                                                                                       1,734,252
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................        1,850,970
                  (Cost $1,820,121)                                                                              ---------------


   PRINCIPAL
     VALUE
     (LOCAL                                                                           STATED         STATED           VALUE
   CURRENCY)                                DESCRIPTION                               COUPON        MATURITY      (U.S. DOLLAR)
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
FOREIGN SOVEREIGN BONDS -- 3.2%

                  AUSTRALIA -- 0.2%
          45,000  Australia Government Bond, Series 137 (AUD).....................     2.75%        04/21/24              36,078
                                                                                                                 ---------------

                  BRAZIL -- 0.4%
         235,000  Brazil Notas Do Tesouro Nacional, Series NTNF (BRL).............    10.00%        01/01/17              74,463
                                                                                                                 ---------------

                  COLOMBIA -- 0.3%
     165,000,000  Colombian TES, Series B (COP)...................................     5.00%        11/21/18              69,198
                                                                                                                 ---------------

                  INDONESIA -- 0.5%
   1,250,000,000  Indonesia Treasury Bond, Series FR70 (IDR)......................     8.38%        03/15/24             100,891
                                                                                                                 ---------------

                  MALAYSIA -- 0.4%
         265,000  Malaysia Government Bond, Series 0902 (MYR).....................     4.38%        11/29/19              76,864
                                                                                                                 ---------------

                  MEXICO -- 0.3%
         800,000  Mexican Bonos, Series M 20 (MXN)................................    10.00%        12/05/24              67,664
                                                                                                                 ---------------

                  PERU -- 0.1%
          80,000  Peru Government Bond (PEN)......................................     7.84%        08/12/20              29,086
                                                                                                                 ---------------

                  POLAND -- 0.4%
         220,000  Poland Government Bond, Series 1019 (PLN).......................     5.50%        10/25/19              69,822
                                                                                                                 ---------------

                  SOUTH AFRICA -- 0.3%
         490,000  South Africa Government Bond, Series R186 (ZAR).................    10.50%        12/21/26              49,234
         300,000  South Africa Government Bond, Series R209 (ZAR).................     6.25%        03/31/36              19,658
                                                                                                                 ---------------
                                                                                                                          68,892
                                                                                                                 ---------------

                  TURKEY -- 0.3%
         160,000  Turkey Government Bond (TRY)....................................    10.50%        01/15/20              63,130
                                                                                                                 ---------------
                  TOTAL FOREIGN SOVEREIGN BONDS................................................................          656,088
                  (Cost $738,402)                                                                                ---------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2015 (UNAUDITED)

     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS -- 3.0%

                  HEALTH CARE REITS -- 1.4%
           1,776  LTC Properties, Inc..........................................................................  $        77,185
           1,562  National Health Investors, Inc...............................................................          104,217
           4,980  Senior Housing Properties Trust..............................................................          101,941
                                                                                                                 ---------------
                                                                                                                         283,343
                                                                                                                 ---------------

                  RETAIL REITS -- 0.5%
           2,166  Realty Income Corp...........................................................................          101,737
                                                                                                                 ---------------

                  SPECIALIZED REITS -- 1.1%
             601  InfraREIT, Inc...............................................................................           18,745
             560  Public Storage...............................................................................          105,229
           1,169  Sovran Self Storage, Inc.....................................................................          102,100
                                                                                                                 ---------------
                                                                                                                         226,074
                                                                                                                 ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS..........................................................          611,154
                  (Cost $613,265)                                                                                ---------------


   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
MORTGAGE-BACKED SECURITIES -- 1.5%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.4%
                  ABN AMRO Mortgage Corp.
$         52,517     Series 2003-6, Class 2A2.....................................     4.50%        05/25/18              53,237
                  Banc of America Mortgage Trust
         100,000     Series 2004-11, Class 1A5....................................     5.50%        01/25/35             102,064
                  Citicorp Mortgage Securities Trust
          34,781     Series 2006-1, Class 1A2.....................................     6.00%        02/25/36              35,130
                  Credit Suisse First Boston Mortgage Securities Corp.
           7,582     Series 2004-8, Class 1A5.....................................     5.50%        12/25/34               7,712
                  Residential Accredit Loans, Inc.
          72,177     Series 2003-QS5, Class A2 (d)................................    14.43%        03/25/18              77,751
                                                                                                                 ---------------
                                                                                                                         275,894
                                                                                                                 ---------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.1%
                  Bear Stearns Commercial Mortgage Securities Trust
          18,558     Series 2005-PWR8, Class A4...................................     4.67%        06/11/41              18,550
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................          294,444
                  (Cost $294,952)                                                                                ---------------

ASSET-BACKED SECURITIES -- 0.4%

                  First Alliance Mortgage Loan Trust
          60,130     Series 1999-1, Class A1......................................     7.18%        06/20/30              60,591
                  Lehman XS Trust
          29,827     Series 2005-2, Class 1A2 (d).................................     0.87%        08/25/35              28,395
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................           88,986
                  (Cost $88,150)                                                                                 ---------------


Page 12                 See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                           STATED         STATED           VALUE
   CURRENCY)                                DESCRIPTION                               COUPON        MATURITY      (U.S. DOLLAR)
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
FOREIGN CORPORATE BONDS -- 0.2%

                  MULTI-NATIONAL -- 0.2%
       3,000,000  European Bank For Reconstruction & Development, Global
                     Medium-Term Note (INR).......................................     6.00%        03/03/16     $        46,902
                                                                                                                 ---------------
                  TOTAL FOREIGN CORPORATE BONDS................................................................           46,902
                  (Cost $49,182)                                                                                 ---------------

                  TOTAL INVESTMENTS -- 98.7%...................................................................       19,899,423
                  (Cost $19,806,615) (e)

                  NET OTHER ASSETS AND LIABILITIES -- 1.3%.....................................................          251,963
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $    20,151,386
                                                                                                                 ===============

-----------------------------

(a)   Investment in affiliated fund.

(b)   Perpetual maturity.

(c) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2015. At a predetermined date, the fixed rate will change to a floating rate.

(d) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2015.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $488,432 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $395,624.

ADR   - American Depositary Receipt

IO - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

      Currency Abbreviations:
      AUD    Australian Dollar
      BRL    Brazilian Real
      CAD    Canadian Dollar
      COP    Colombian Peso
      IDR    Indonesian Rupiah
      INR    Indian Rupee
      MYR    Malaysian Ringgit
      MXN    Mexican Peso
      PEN    Peruvian Nuevo Sol
      PLN    Polish Zloty
      TRY    Turkish Lira
      ZAR    South African Rand



                        See Notes to Financial Statements                Page 13

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

APRIL 30, 2015 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        ASSETS TABLE
                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                        4/30/2015           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Common Stocks*....................................   $     6,080,966    $     6,080,966    $            --    $            --
Exchange-Traded Funds*............................         5,615,176          5,615,176                 --                 --
$25 Par Preferred Securities*.....................         2,415,762          2,415,762                 --                 --
Master Limited Partnerships*......................         2,238,975          2,238,975                 --                 --
U.S. Government Agency Mortgage-Backed
   Securities.....................................         1,850,970                 --          1,850,970                 --
Foreign Sovereign Bonds**.........................           656,088                 --            656,088                 --
Real Estate Investment Trusts*....................           611,154            611,154                 --                 --
Mortgage-Backed Securities........................           294,444                 --            294,444                 --
Asset-Backed Securities...........................            88,986                 --             88,986                 --
Foreign Corporate Bonds**.........................            46,902                 --             46,902                 --
                                                     ---------------    ---------------    ---------------    ---------------
Total Investments.................................   $    19,899,423    $    16,962,033    $     2,937,390    $            --
                                                     ===============    ===============    ===============    ===============


                                                      LIABILITIES TABLE
                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                        4/30/2015           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Forward Foreign Currency Contracts***.............   $           (68)   $            --    $           (68)   $            --
                                                     ===============    ===============    ===============    ===============

*   See Portfolio of Investments for industry breakout.

**  See Portfolio of Investments for country breakout.

*** See the table of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

                                              FORWARD FOREIGN CURRENCY CONTRACTS
                                            --------------------------------------
                                                                          PURCHASE VALUE       SALE VALUE       UNREALIZED
  SETTLEMENT                           AMOUNT                                  AS OF             AS OF         APPRECIATION/
     DATE         COUNTERPARTY     PURCHASED (a)      AMOUNT SOLD (a)     APRIL 30, 2015     APRIL 30, 2015   (DEPRECIATION)
---------------  ---------------  ----------------  -------------------  -----------------  ----------------  ---------------
    5/29/15           BNYM        USD       62,984  TRY         170,000     $  62,984          $  63,052          $   (68)
                                                                                                                  -------
Net Unrealized Appreciation (Depreciation)..................................................................      $   (68)
                                                                                                                  =======

(a)   Please see Portfolio of Investments for currency descriptions.

      Counterparty Abbreviations:
      BNYM    Bank of New York Mellon (The)


Page 14                 See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value - Unaffiliated...................................      $   15,131,914
Investments, at value - Affiliated.....................................           4,767,509
Cash...................................................................             297,854
Foreign currency, at value.............................................               1,746
Receivables:
   Investment securities sold..........................................              44,111
   Dividends...........................................................              27,023
   Interest............................................................              22,757
   Reclaims............................................................               1,283
                                                                             --------------
      Total Assets.....................................................          20,294,197
                                                                             --------------
LIABILITIES:
Unrealized depreciation on forward foreign currency contracts..........                  68
Payables:
   Investment securities purchased.....................................             132,256
   Investment advisory fees............................................              10,487
                                                                             --------------
      Total Liabilities................................................             142,811
                                                                             --------------
NET ASSETS.............................................................      $   20,151,386
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   19,988,881
Par value..............................................................               4,000
Accumulated net investment income (loss)...............................             (57,435)
Accumulated net realized gain (loss) on investments, forward foreign
   currency contracts and foreign currency transactions................             123,538
Net unrealized appreciation (depreciation) on investments, forward
   foreign currency contracts and foreign currency translation.........              92,402
                                                                             --------------
NET ASSETS.............................................................      $   20,151,386
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        50.38
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................             400,002
                                                                             ==============
Investments, at cost - Unaffiliated....................................      $   15,084,118
                                                                             ==============
Investments, at cost - Affiliated......................................      $    4,722,497
                                                                             ==============
Foreign currency, at cost (proceeds)...................................      $        1,750
                                                                             ==============


                        See Notes to Financial Statements                Page 15

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Dividends - Unaffiliated...............................................      $      217,109
Dividends - Affiliated.................................................             111,684
Interest...............................................................              68,216
Foreign tax withholding................................................              (2,172)
                                                                             --------------
   Total investment income.............................................             394,837
                                                                             --------------
EXPENSES:
Investment advisory fees...............................................              84,980
Excise tax.............................................................                 228
                                                                             --------------
   Total expenses......................................................              85,208
   Less fees waived by the investment advisor..........................             (18,018)
                                                                             --------------
   Net expenses........................................................              67,190
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................             327,647
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..........................................             217,368
   Investments - Affiliated............................................             (20,633)
   Distributions of capital gains from investment
      companies - Affiliated...........................................               3,461
   Forward foreign currency contracts..................................               1,859
   Foreign currency transactions.......................................             (11,455)
                                                                             --------------
Net realized gain (loss)...............................................             190,600
                                                                             --------------
Net increase from payment by the advisor...............................              23,478
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated..........................................            (278,996)
   Investments - Affiliated............................................              36,561
   Forward foreign currency contracts..................................                 (68)
   Foreign currency translation........................................                 130
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................            (242,373)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             (28,295)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $      299,352
                                                                             ==============


Page 16                 See Notes to Financial Statements

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX       FOR THE PERIOD
                                                                              MONTHS ENDED        8/13/14 (a)
                                                                               4/30/2015            THROUGH
                                                                              (UNAUDITED)         10/31/2014
                                                                             --------------     ---------------
OPERATIONS:
   Net investment income (loss)........................................      $      327,647     $       117,420
   Net realized gain (loss)............................................             190,600             (99,418)
   Net increase from payment by the advisor............................              23,478                  --
   Net change in unrealized appreciation (depreciation)................            (242,373)            334,775
                                                                             --------------     ---------------
   Net increase (decrease) in net assets resulting from operations.....             299,352             352,777
                                                                             --------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...............................................            (384,002)           (109,622)
   Return of capital...................................................                  --              (7,219)
                                                                             --------------     ---------------
   Total distributions to shareholders.................................            (384,002)           (116,841)
                                                                             --------------     ---------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................................                  --          20,000,100
   Cost of shares redeemed.............................................                  --                  --
                                                                             --------------     ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions....................................                  --          20,000,100
                                                                             --------------     ---------------
   Total increase (decrease) in net assets.............................             (84,650)         20,236,036

NET ASSETS:
   Beginning of period.................................................          20,236,036                  --
                                                                             --------------     ---------------
   End of period.......................................................      $   20,151,386     $    20,236,036
                                                                             ==============     ===============
   Accumulated net investment income (loss)
      at end of period.................................................      $      (57,435)    $        (1,080)
                                                                             ==============     ===============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.............................             400,002                  --
   Shares sold.........................................................                  --             400,002
   Shares redeemed.....................................................                  --                  --
                                                                             --------------     ---------------
   Shares outstanding, end of period...................................             400,002             400,002
                                                                             ==============     ===============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 17

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                SIX MONTHS      FOR THE PERIOD
                                                                   ENDED        8/13/2014 (a)
                                                                 4/30/2015         THROUGH
                                                                (UNAUDITED)       10/31/2014
                                                              ---------------   --------------

Net asset value, beginning of period                             $   50.59         $  50.00
                                                                 ---------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          0.82             0.29
Net realized and unrealized gain (loss)                              (0.07) (b)        0.59
                                                                 ---------         --------
Total from investment operations                                      0.75             0.88
                                                                 ---------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                (0.96)           (0.27)
Return of capital                                                       --            (0.02)
                                                                 ---------         --------
Total distributions                                                  (0.96)           (0.29)
                                                                 ---------         --------
Net asset value, end of period                                   $   50.38         $  50.59
                                                                 =========         ========
TOTAL RETURN (c)                                                      1.50% (b)        1.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $  20,151         $ 20,236
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                         0.85% (d)        0.85% (d)
Ratio of net expenses to average net assets                           0.67% (d)        0.69% (d)
Ratio of net investment income (loss) to average net assets           3.28% (d)        2.71% (d)
Portfolio turnover rate (e)                                             61%              33%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) The Fund received a reimbursement from the advisor in the amount of $23,478. The reimbursement from the advisor represents $0.06 per share and had no effect on the Fund's total return.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 18                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The NASDAQ(R) Stock Market LLC ("NASDAQ"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash, or in certain circumstances, a combination of both. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund. The Fund's primary investment objective is to seek risk-adjusted income. The Fund's secondary investment objective is capital appreciation.

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the Fund. The following serve as investment sub-advisors to the Fund:
First Trust Global Portfolios Ltd. ("FTGP"); Energy Income Partners, LLC ("EIP"); Stonebridge Advisors LLC ("Stonebridge"); and Richard Bernstein Advisors LLC ("RBA") (each, a "Sub-Advisor" and together, the "Sub-Advisors"). The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a Sub-Advisor (each, a "Management Team"), which employ their respective investment strategies. The Fund seeks to achieve its objectives by having each Management Team focus on those instruments within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.

Under normal market conditions, the Fund will invest in various asset classes, which include high-yield corporate bonds, senior floating-rate loan interests, mortgage-related investments, preferred securities, international sovereign bonds, equity securities of Energy Infrastructure Companies(1), certain of which are master limited partnerships ("MLPs") and dividend paying U.S. exchange-traded equity securities and depositary receipts. The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.

-----------------------------

(1) Energy Infrastructure Companies are publicly-traded MLPs, MLP affiliates, Canadian income trusts and their successor companies, pipeline companies, utilities, and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2015 (UNAUDITED)

All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Common stocks, preferred stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2015 (UNAUDITED)

      3)    the type, size and cost of a security;
      4)    the financial statements of the issuer;
      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);
     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);
     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
     13)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or lender offers that might affect the value of the security.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2015 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Assets and Liabilities. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the forward foreign currency contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2015 (UNAUDITED)

F. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. Dividend income and realized gains and losses from affiliated funds are presented on the Statement of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these instruments in the Fund's Portfolio of Investments at April 30, 2015, and for the six months ended are as follows:

                                                  SHARE ACTIVITY
                               ----------------------------------------------------
                               BALANCE AT                                BALANCE AT    VALUE AT      DIVIDEND       REALIZED
       SECURITY NAME            10/31/14     PURCHASES       SALES        4/30/15       4/30/15       INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
First Trust Preferred
   Securities and Income ETF       48,933        12,378             --       61,311   $ 1,179,011   $    30,441   $         --
First Trust Senior Loan Fund       25,733            --        (25,733)          --            --         9,161        (20,633)
First Trust Tactical
   High Yield ETF                  24,718        46,089             --       70,807     3,588,498        72,082          3,461 (a)
                                                                                      ----------------------------------------
                                                                                      $ 4,767,509   $   111,684   $    (17,172)
                                                                                      ========================================

(a)   Includes $3,461 of capital gain distributions.

G. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended October 31, 2014, was as follows:

Distributions paid from:
Ordinary income.................................      $      109,622
Capital gain....................................                  --
Return of capital...............................               7,219

As of October 31, 2014, the components of distributable earnings and net assets on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $           --
Accumulated capital and other losses............             (88,868)
Net unrealized appreciation (depreciation)......             332,023

H. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2014, the Fund had $88,868 of non-expiring capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2015 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2014, the Fund had no net ordinary loss.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2014 remains open to federal and state audit. As of April 30, 2015, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

I. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Fund and First Trust have retained the Sub-Advisors to provide recommendations to the Advisor regarding the selection and on-going monitoring of the securities in the Fund's investment portfolio. First Trust executes all transactions on behalf of the Fund, with the exception of the securities that are selected by FTGP. EIP, an affiliate of First Trust, provides recommendations regarding the selection of MLP securities for the Fund's investment portfolio and provides ongoing monitoring of the MLP securities, MLP affiliate and energy infrastructure securities in the Fund's investment portfolio selected by EIP. EIP exercises discretion only with respect to assets of the Fund allocated to EIP by the Advisor. FTGP, an affiliate of First Trust, selects international sovereign debt securities for the Fund's investment portfolio and provide ongoing monitoring of the international sovereign debt securities in the Fund's investment portfolio selected by FTGP. RBA provides recommendations regarding longer term investment strategies that combine top-down, macroeconomic analysis and quantitatively-driven portfolio construction. Stonebridge, an affiliate of First Trust, provides recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in the Fund's investment portfolio.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise the Sub-Advisors and their management of the investment of the Fund's assets and will pay EIP, FTGP, RBA and Stonebridge for their services as the Fund's sub-advisors. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided, that, the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Fund's management agreement with First Trust; however, it is expected to remain in place for no less than one year from August 6, 2014. First Trust does not have the right to recover the fees waived that are attributable to acquired fund fees and expenses on the shares of investment companies advised by First Trust.

During the six months ended April 30, 2015, the Fund received a payment from the Advisor of $23,478 in connection with a trade error.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2015 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $12,361,444 and $12,155,144, respectively.

For the six months ended April 30, 2015, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April 30, 2015, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

                                              ASSET DERIVATIVES                    LIABILITY DERIVATIVES
                                     ------------------------------------   -----------------------------------
DERIVATIVE               RISK        STATEMENT OF ASSETS AND                STATEMENT OF ASSETS AND
INSTRUMENTS            EXPOSURE       LIABILITIES LOCATION       VALUE       LIABILITIES LOCATION       VALUE
------------------   -------------   -----------------------   ----------   -----------------------   ---------
                                     Unrealized appreciation                Unrealized depreciation
Forward foreign                      on forward foreign                     on forward foreign
currency contracts   Currency Risk   currency contracts          $  --      currency contracts          $  68

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2015, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENT OF OPERATIONS LOCATION
----------------------------------
CURRENCY RISK EXPOSURE
Net realized gain (loss) on forward foreign currency contracts       $  1,859
Net change in unrealized appreciation (depreciation) on forward
   foreign currency contracts                                             (68)

During the six months ended April 30, 2015, the amount of notional values of forward foreign currency contracts opened and closed were $758,483 and $695,499, respectively.

                                 6. BORROWINGS

Effective February 6, 2015, the Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Variable Insurance Trust, was added to an $80 million Credit Agreement with BNYM. The Credit Agreement is to be used as a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loan is charged by BNYM, which First Trust allocates amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings during the period ended April 30, 2015.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2015 (UNAUDITED)

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participating agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              8. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before August 6, 2016.

                               9. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              10. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

On May 20, 2015, the Fund declared a distribution of $0.1600 per share to shareholders of record on May 26, 2015, payable May 29, 2015.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2015 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

CASH TRANSACTIONS RISK: The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in kind securities. As a result, an investment in the Fund may be less tax efficient than an investment in an ETF that effects its creations and redemption for in kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

COVERED CALL RISK. The Fund may invest in covered call options. Covered call risk is the risk that the Fund will forgo, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2015 (UNAUDITED)

DERIVATIVES RISK. The use of options and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

ENERGY INFRASTRUCTURE COMPANIES RISK. Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Infrastructure Companies. Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.

Certain Energy Infrastructure Companies in the utilities industry are subject to imposition of rate caps, increased competition due to deregulation, difficulty in obtaining an adequate return on invested capital or in financing large construction projects, limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

EQUITY SECURITIES RISK. The Fund invests in equity securities. The value of the shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. The Fund invests in financial companies, including banks, thrifts and their holding companies. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

FIXED INCOME SECURITIES RISK. An investment in the Fund involves risk associated with an investment in fixed income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2015 (UNAUDITED)

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed income securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Mortgage-related securities are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

INVESTMENT COMPANIES RISK. The Fund may invest in the shares of other investment companies, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying funds. In general, as a shareholder in other investment companies, the Fund bears its ratable share of the underlying fund's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other investment companies. Pursuant to a contractual agreement, the Advisor has agreed to reduce the management fee paid by the Fund by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided, that the investment companies are advised by the Advisor.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Management Teams will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

MLP RISK. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that an MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

MORTGAGE SECURITIES RISK. The Fund invests in mortgage-related securities, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-related securities may also face liquidity issues when the Fund seeks to sell such securities, but is unable to find buyers at a bid ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae. Mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                           APRIL 30, 2015 (UNAUDITED)

NON-U.S. SECURITIES RISK AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

SENIOR LOAN RISK. An investment in senior loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

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


                      This page intentionally left blank.

FIRST TRUST


First Trust Exchange-Traded Fund IV


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS

Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

First Trust Global Portfolios Limited
8 Angel Court
London EC2R 7HJ

Richard Bernstein Advisors, LLC
120 West 45th Street, 19th Floor
New York, NY 10036

Stonebridge Advisors LLC
187 Danbury Road
Wilton, Connecticut, 06897

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------

First Trust Low Duration Mortgage Opportunities ETF (LMBS)

Semi-Annual Report
for the Period
November 4, 2014
(commencement of operations)
through April 30, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2015

Shareholder Letter.........................................................    1
Fund Performance Overview..................................................    2
Portfolio Management.......................................................    5
Understanding Your Fund Expenses...........................................    6
Portfolio of Investments...................................................    7
Statement of Assets and Liabilities........................................   12
Statement of Operations....................................................   13
Statement of Changes in Net Assets.........................................   14
Financial Highlights.......................................................   15
Notes to Financial Statements..............................................   16
Additional Information.....................................................   22

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Low Duration Mortgage Opportunities ETF hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2015

Dear Shareholders:

Thank you for your investment in First Trust Low Duration Mortgage Opportunities ETF (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the period ended April 30, 2015. Additionally, First Trust compiles the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the period covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

The primary investment objective of the First Trust Low Duration Mortgage Opportunities ETF (the "Fund") is to generate current income. The Fund's secondary investment objective is capital appreciation. The Fund is an actively managed exchange-traded fund. First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the advisor. Jim Snyder and Jeremiah Charles are the Fund's portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund's investment portfolio.

The Fund's investment categories are: (i) mortgage-related investments, including mortgage-backed securities that may be, but are not required to be, issued or guaranteed by the U.S. government or its agencies or instrumentalities; (ii) U.S. government securities, including callable agency securities, which give the issuer (the U.S. government agency) the right to redeem the security prior to maturity, and U.S. government inflation-indexed securities; and (iii) high yield debt, commonly referred to as "junk" debt. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade (as described in (iii) above), illiquid securities, and derivative instruments.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                      CUMULATIVE
                                                     TOTAL RETURNS
                                                  Inception (11/4/14)
                                                      to 4/30/15

FUND PERFORMANCE
NAV                                                      2.36%
Market Price                                             2.78%

INDEX PERFORMANCE
Bank of America Merrill Lynch 1-5 Year
   US Treasury & Agency Index                            0.97%
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

-----------------------------------------------------------
                                           % OF LONG-TERM
ASSET CLASSIFICATION                        INVESTMENTS
-----------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                  78.75%
Mortgage-Backed Securities                     11.59
Asset-Backed Securities                         6.64
Exchange-Traded Funds                           3.02
                                             --------
     Total                                    100.00%
                                             ========

-----------------------------------------------------------
                                          % OF TOTAL LONG
                                            FIXED-INCOME
CREDIT QUALITY(1)                        INVESTMENTS & CASH
-----------------------------------------------------------
Government                                     78.38%
AAA                                             0.18
AA+                                             3.40
AA                                              0.23
A+                                              0.56
BBB+                                            0.48
Below Investment Grade                          3.23
Not Rated                                      10.06
Cash                                            3.48
                                             --------
     Total                                    100.00%
                                             ========

-----------------------------------------------------------
                                      % OF TOTAL LONG-TERM
TOP TEN HOLDINGS                           INVESTMENTS
-----------------------------------------------------------
Federal National Mortgage Association,
   Pool AB9177                                  2.62%
Federal National Mortgage Association,
   Pool AB9683                                  2.61
Federal Home Loan Mortgage Corporation,
   Pool C03949                                  2.61
Federal Home Loan Mortgage Corporation,
   Pool A47829                                  2.59
Federal National Mortgage Association,
   Pool AT9657                                  2.57
Federal National Mortgage Association,
   Pool AU3751                                  2.14
Federal National Mortgage Association,
   Pool AB9959                                  2.12
Federal National Mortgage Association,
   Pool AP3839                                  2.09
Federal National Mortgage Association,
   Pool AI8448                                  2.09
First Alliance Mortgage Loan Trust,
   Series 1999-1, Class A1                      2.09
                                             --------
     Total                                     23.53%
                                             ========


(1) The ratings are by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury and U.S. Agency mortgage-backed securities appear under "Government". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       NOVEMBER 4, 2014 - APRIL 30, 2015

                First Trust Low Duration         Bank of America Merrill Lynch
               Mortgage Opportunities ETF     1-5 Year US Treasury & Agency Index
11/4/14                 $10,000                             $10,000
4/30/15                  10,236                              10,097

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through April 30, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                                   NUMBER OF DAYS BID/ASK MIDPOINT               NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                   BELOW NAV
                               ----------------------------------------      ----------------------------------------
                               0.00%-      0.50%-     1.00%-                 0.00%-     0.50%-      1.00%-
FOR THE PERIOD                 0.49%       0.99%      1.99%     >=2.00%      0.49%      0.99%       1.99%     >=2.00%
11/5/14 - 4/30/15                82          12          0          1          25          1           0          0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2015 (UNAUDITED)


                               INVESTMENT MANAGER

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First Trust Low Duration Mortgage Opportunities ETF (the "Fund" or "LMBS"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust serves as advisor or sub-advisor for five mutual fund portfolios, nine exchange-traded trusts consisting of 94 series and 15 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP").

                           PORTFOLIO MANAGEMENT TEAM

JEREMIAH CHARLES - VICE PRESIDENT, PORTFOLIO MANAGER
JAMES SNYDER - VICE PRESIDENT, PORTFOLIO MANAGER

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2015 (UNAUDITED)

As a shareholder of First Trust Low Duration Mortgage Opportunities ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended April 30, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED          EXPENSES PAID
                                                                                           EXPENSE RATIO       DURING THE PERIOD
                                                    BEGINNING               ENDING          BASED ON THE      NOVEMBER 4, 2014 (a)
                                                  ACCOUNT VALUE         ACCOUNT VALUE      NUMBER OF DAYS              TO
                                               NOVEMBER 4, 2014 (a)     APRIL 30, 2015     IN THE PERIOD       APRIL 30, 2015 (b)
----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
Actual                                              $1,000.00             $1,023.60            0.65%                 $3.21
Hypothetical (5% return before expenses)            $1,000.00             $1,021.57            0.65%                 $3.26

(a)   Inception date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 4, 2014 through April 30, 2015), multiplied by 178/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

    PRINCIPAL                                                                         STATED         STATED
      VALUE                                  DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 75.4%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 18.5%
                  Federal Home Loan Mortgage Corporation
$          3,585     Series 1989-74, Class F......................................     6.00%        10/15/20     $         3,811
           1,176     Series 1990-147, Class G.....................................     7.50%        04/15/21               1,226
             155     Series 1990-172, Class J.....................................     7.00%        07/15/21                 164
             216     Series 1990-186, Class E.....................................     6.00%        08/15/21                 227
             385     Series 1990-188, Class H.....................................     7.00%        09/15/21                 419
           1,891     Series 1993-1577, Class PK...................................     6.50%        09/15/23               2,083
           5,625     Series 1998-2089, Class PJ, IO...............................     7.00%        10/15/28                 840
           1,155     Series 2005-2921, Class NE...................................     5.00%        09/15/33               1,161
           5,464     Series 2009-3580, Class VB...................................     5.00%        04/15/29               5,475
           1,644     Series 2010-3627, Class QG...................................     4.00%        07/15/23               1,644
           4,558     Series 2010-3634, Class BA...................................     4.50%        08/15/27               4,581
           5,415     Series 2011-3795, Class ED...................................     3.00%        10/15/39               5,624
         152,726     Series 2012-4097, Class ES, IO (a)...........................     5.92%        08/15/42              30,038
         154,666     Series 2012-4116, Class AS, IO (a)...........................     5.97%        10/15/42              32,491
                  Federal National Mortgage Association
             806     Series 1990-11, Class G......................................     6.50%        02/25/20                 851
          53,376     Series 1990-13, Class E......................................     9.00%        02/25/20              59,707
           3,109     Series 1990-109, Class J.....................................     7.00%        09/25/20               3,341
          51,076     Series 1990-112, Class G.....................................     8.50%        09/25/20              57,022
           1,678     Series 1992-44, Class ZQ.....................................     8.00%        07/25/22               1,770
           5,817     Series 1993-46, Class FH (a).................................     1.53%        04/25/23               5,732
             808     Series 1994-24, Class H, PO..................................      (b)         11/25/23                 770
           3,785     Series 2002-22, Class G......................................     6.50%        04/25/32               4,243
          61,009     Series 2003-W1, Class 1A1 (a)................................     5.81%        12/25/42              68,468
           7,552     Series 2005-110, Class CA....................................     5.50%        01/25/35               7,665
         204,652     Series 2006-15, Class IS, IO (a).............................     6.40%        03/25/36              42,330
          17,137     Series 2006-31, Class PZ.....................................     6.00%        05/25/36              23,407
          30,000     Series 2006-46, Class UD.....................................     5.50%        06/25/36              35,728
          68,950     Series 2006-377, Class 1, PO, STRIPS.........................      (b)         10/25/36              63,927
         172,818     Series 2007-67, Class SA, IO (a).............................     6.57%        04/25/37              12,729
         422,414     Series 2009-14, Class BS, IO (a).............................     6.07%        03/25/24              43,140
       1,046,689     Series 2010-106, Class BI, IO................................     3.50%        09/25/20              61,610
           5,740     Series 2010-145, Class PE....................................     3.25%        10/25/24               5,951
          95,437     Series 2011-90, Class QI, IO.................................     5.00%        05/25/34              10,811
         478,451     Series 2012-101, Class AI, IO................................     3.00%        06/25/27              50,740
           7,000     Series 2013-35, Class LP.....................................     3.00%        01/25/43               7,220
         691,535     Series 2014-29, Class GI, IO.................................     3.00%        05/25/29              83,393
                  Government National Mortgage Association
         196,160     Series 2003-42, Class SA, IO (a).............................     6.42%        07/16/31              36,884
          28,687     Series 2004-49, Class MZ.....................................     6.00%        06/20/34              35,838
          29,887     Series 2009-81, Class TZ.....................................     5.50%        09/20/39              38,512
           2,175     Series 2009-124, Class MA....................................     3.50%        07/20/35               2,175
         211,829     Series 2011-151, Class TB, IO (a)............................     3.50%        04/20/41              35,949
         327,190     Series 2013-5, Class IA, IO..................................     3.50%        10/16/42              43,242
                                                                                                                 ---------------
                                                                                                                         932,939
                                                                                                                 ---------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES -- 56.9%
                  Federal Home Loan Mortgage Corporation
$        116,834     Pool A47829..................................................     4.00%        08/01/35     $       125,158
          30,968     Pool A93093..................................................     4.50%        07/01/40              34,282
          83,881     Pool A96380..................................................     4.00%        01/01/41              90,296
         119,576     Pool C03949..................................................     3.50%        05/01/42             125,893
          13,429     Pool G01443..................................................     6.50%        08/01/32              15,712
           9,833     Pool G08113..................................................     6.50%        02/01/36              11,295
          30,745     Pool G11880..................................................     5.00%        12/01/20              32,720
          18,245     Pool J03523..................................................     5.00%        09/01/21              19,319
          77,607     Pool Q07479..................................................     3.50%        04/01/42              81,508
          96,034     Pool Q11791..................................................     3.50%        10/01/42             100,861
          64,069     Pool Q16619..................................................     3.50%        03/01/43              67,461
                  Federal National Mortgage Association
          28,505     Pool 545759..................................................     6.50%        07/01/32              33,535
          15,368     Pool 555528..................................................     6.00%        04/01/33              17,712
          51,708     Pool 555851..................................................     6.50%        01/01/33              60,418
          17,314     Pool 745875..................................................     6.50%        09/01/36              20,371
          63,639     Pool AB2092..................................................     4.00%        01/01/41              68,921
          65,856     Pool AB2467..................................................     4.50%        03/01/41              73,124
          95,432     Pool AB4937..................................................     3.50%        04/01/42             100,371
         120,003     Pool AB9177..................................................     3.50%        04/01/43             126,525
          84,197     Pool AB9382..................................................     4.00%        05/01/43              91,345
         117,205     Pool AB9683..................................................     4.00%        06/01/43             126,293
          94,587     Pool AB9959..................................................     4.00%        07/01/43             102,356
          43,056     Pool AH1568..................................................     4.50%        12/01/40              47,312
          26,815     Pool AI1191..................................................     4.50%        04/01/41              29,594
          76,097     Pool AI7800..................................................     4.50%        07/01/41              84,276
          91,494     Pool AI8448..................................................     4.50%        08/01/41             100,996
          77,330     Pool AJ5301..................................................     4.00%        11/01/41              83,354
          33,232     Pool AK3103..................................................     4.00%        02/01/42              35,825
          80,105     Pool AL0802..................................................     4.50%        04/01/25              86,213
          69,297     Pool AO2976..................................................     3.50%        05/01/42              72,883
          95,147     Pool AO4133..................................................     3.50%        06/01/42             100,334
          95,967     Pool AP3839..................................................     3.50%        09/01/42             101,201
          41,457     Pool AP4795..................................................     3.50%        09/01/42              43,598
          95,388     Pool AT5675..................................................     3.50%        06/01/43             100,589
          67,136     Pool AT6306..................................................     4.00%        06/01/43              73,185
         115,337     Pool AT9657..................................................     4.00%        07/01/43             124,233
          95,869     Pool AU3751..................................................     4.00%        08/01/43             103,303
          58,278     Pool AU4386..................................................     4.00%        10/01/43              62,755
                  Government National Mortgage Association
          86,635     Pool 706840..................................................     4.50%        05/15/40              97,358
                                                                                                                 ---------------
                                                                                                                       2,872,485
                                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................        3,805,424
                  (Cost $3,731,099)                                                                              ---------------


Page 8                  See Notes to Financial Statements

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
MORTGAGE-BACKED SECURITIES -- 11.1%

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.0%
                  Alternative Loan Trust
$          2,718     Series 2004-J8, Class 4A1....................................     6.00%        02/25/17     $         2,740
                  Chase Mortgage Finance Trust
           6,311     Series 2005-S1, Class 1A10...................................     5.50%        05/25/35               6,410
                  CHL Mortgage Pass-Through Trust
          39,608     Series 2004-4, Class A13.....................................     5.25%        05/25/34              40,424
          13,672     Series 2004-8, Class 2A1.....................................     4.50%        06/25/19              14,135
                  Citicorp Mortgage Securities REMIC Pass-Through Certificates
                     Trust
           3,723     Series 2005-5, Class 1A7.....................................     5.50%        08/25/35               3,755
                  Citicorp Mortgage Securities Trust
           8,911     Series 2006-2, Class 1A12....................................     6.00%        04/25/36               8,991
          51,933     Series 2006-3, Class 1A2.....................................     6.25%        06/25/36              53,802
           1,042     Series 2007-6, Class 1A5.....................................     6.00%        07/25/37               1,047
           3,040     Series 2007-6, Class 1A10....................................     6.00%        07/25/37               3,056
                  Citigroup Mortgage Loan Trust
          29,162     Series 2010-8, Class 5A6 (c).................................     4.00%        11/25/36              29,692
          49,720     Series 2010-8, Class 6A6 (c).................................     4.50%        12/25/36              51,033
                  Credit Suisse Mortgage Capital Certificates
          56,167     Series 2009-3R, Class 28A1 (a) (c)...........................     2.62%        08/27/37              56,224
                  GMACM Mortgage Loan Trust
          23,470     Series 2003-J10, Class A1....................................     4.75%        01/25/19              23,544
                  GSR Mortgage Loan Trust
           3,186     Series 2005-AR5, Class 2A4 (a)...............................     2.59%        10/25/35               3,177
                  JPMorgan Resecuritization Trust
          49,423     Series 2009-7, Class 5A1 (a) (c).............................     6.00%        02/27/37              50,921
                  Merrill Lynch Mortgage Investors Trust MLMI
          28,503     Series 2005-A5, Class A2 (a).................................     2.54%        06/25/35              28,384
                  National Mortgage Securities, Inc.
          19,864     Series 1998-2, Class B4 (a)..................................     6.75%        06/25/28              18,818
                  Residential Accredit Loans, Inc.
          13,321     Series 2003-QS6, Class A7 (a)................................     0.58%        03/25/33              13,137
                  Residential Funding Securities Corp.
          19,259     Series 2003-RM2, Class AII...................................     5.00%        05/25/18              19,640
                  WaMu Mortgage Pass-Through Certificates Trust
          58,153     Series 2004-CB2, Class 5A....................................     5.00%        07/25/19              59,517
          28,518     Series 2004-CB3, Class 3A....................................     5.50%        10/25/19              29,691
                  Washington Mutual MSC Mortgage Pass-Through Certificates
                     Trust
          14,648     Series 2003-MS1, Class CB4 (a) (c)...........................     5.13%        02/25/18              14,120
                  Wells Fargo Mortgage Loan Trust
          25,729     Series 2012-RR1, Class A1 (a) (c)............................     2.85%        08/27/37              25,343
                                                                                                                 ---------------
                                                                                                                         557,601
                                                                                                                 ---------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.1%
                  Banc of America Commercial Mortgage Trust
           2,562     Series 2007-2, Class A2 (a)..................................     5.63%        04/10/49               2,565
                                                                                                                 ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES.............................................................          560,166
                  (Cost $549,626)                                                                                ---------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

APRIL 30, 2015 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                  DESCRIPTION                               COUPON        MATURITY          VALUE
----------------  ----------------------------------------------------------------  -----------  --------------  ---------------
ASSET-BACKED SECURITIES -- 6.3%

                  Bear Stearns Asset-Backed Securities Trust
$         52,090     Series 2002-1, Class 1A5.....................................     6.89%        12/25/34     $        53,412
                  BNC Mortgage Loan Trust
          68,549     Series 2007-2, Class A2 (a)..................................     0.28%        05/25/37              65,901
                  Centex Home Equity Loan Trust
          14,003     Series 2005-B, Class AF4.....................................     4.89%        03/25/35              14,021
                  Conseco Financial Corp.
           9,315     Series 1993-3, Class A7......................................     6.40%        10/15/18               9,552
                  Countrywide Asset-Backed Certificates Trust
          18,480     Series 2005-4, Class AF3 (a).................................     4.46%        10/25/35              18,499
                  Equity One Mortgage Pass-Through Trust
           6,253     Series 2004-1, Class AF4 (a).................................     4.15%        04/25/34               6,357
                  First Alliance Mortgage Loan Trust
         100,217     Series 1999-1, Class A1......................................     7.18%        06/20/30             100,985
                  New Century Home Equity Loan Trust
           2,746     Series 2003-5, Class AI7 (a).................................     5.15%        11/25/33               2,822
                  Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
          11,137     Series 2005-WCH1, Class M2 (a)...............................     0.96%        01/25/36              11,105
                  Popular ABS Mortgage Pass-Through Trust
          38,853     Series 2007-A, Class A1 (a)..................................     0.27%        06/25/47              37,987
                                                                                                                 ---------------
                  TOTAL ASSET-BACKED SECURITIES................................................................          320,641
                  (Cost $314,538)                                                                                ---------------


     SHARES                                                DESCRIPTION                                                VALUE
----------------  ---------------------------------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS -- 2.9%
                  CAPITAL MARKETS -- 2.9%
             605  iShares 20+ Year Treasury Bond ETF...........................................................           76,200
             650  iShares 7-10 Year Treasury Bond ETF..........................................................           69,895
                                                                                                                 ---------------
                  TOTAL EXCHANGE-TRADED FUNDS..................................................................          146,095
                  (Cost $147,054)                                                                                ---------------

                  TOTAL INVESTMENTS -- 95.7%...................................................................        4,832,326
                  (Cost $4,742,317) (d)

                  NET OTHER ASSETS AND LIABILITIES -- 4.3%.....................................................          215,760
                                                                                                                 ---------------
                  NET ASSETS -- 100.0%.........................................................................  $     5,048,086
                                                                                                                 ===============

-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at April 30, 2015.
(b)   Zero coupon security.
(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2015, securities noted as such amounted to $227,333 or 4.5% of net assets.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $98,430 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,421.

IO     - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO     - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities


Page 10                 See Notes to Financial Statements

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

APRIL 30, 2015 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        ASSETS TABLE
                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                        4/30/2015           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
U.S. Government Agency Mortgage-Backed
   Securities.....................................   $     3,805,424    $            --    $     3,805,424    $            --
Mortgage-Backed Securities........................           560,166                 --            560,166                 --
Asset-Backed Securities...........................           320,641                 --            320,641                 --
Exchange-Traded Funds*............................           146,095            146,095                 --                 --
Futures Contracts**...............................             1,043              1,043                 --                 --
                                                     ---------------    ---------------    ---------------    ---------------
Total Investments.................................   $     4,833,369    $       147,138    $     4,686,231    $            --
                                                     ===============    ===============    ===============    ===============


                                                      LIABILITIES TABLE
                                                                                               LEVEL 2            LEVEL 3
                                                          TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                        4/30/2015           PRICES             INPUTS             INPUTS
                                                     ---------------    ---------------    ---------------    ---------------
Futures Contracts**...............................   $          (882)   $          (882)   $            --    $            --
                                                     ===============    ===============    ===============    ===============

*  See Portfolio of Investments for industry breakout.

** Includes appreciation/depreciation on futures contracts as presented on the Statement of Operations. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

OPEN FUTURES CONTRACTS AT APRIL 30, 2015 (see Note 2C - Futures Contracts in the Notes to Financial Statements):

                                                                                                                    UNREALIZED
                                                                  NUMBER OF       EXPIRATION        NOTIONAL       APPRECIATION/
                   SHORT FUTURES CONTRACTS                        CONTRACTS          MONTH            VALUE       (DEPRECIATION)
--------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
U.S. 5-Year Treasury Notes                                            11           Jun-2015      $     1,320,579  $          (882)
U.S. 10-Year Treasury Notes                                            1           Jun-2015              129,418            1,043
                                                                                                 ---------------  ---------------
                                                                                                 $     1,449,997  $           161
                                                                                                 ===============  ===============


                        See Notes to Financial Statements                Page 11

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value..................................................      $    4,832,326
Cash...................................................................             168,805
Cash segregated as collateral for open futures contracts...............              29,596
Receivables:
   Investment securities sold..........................................             135,091
   Interest............................................................              23,783
   Variation margin....................................................               1,258
                                                                             --------------
   Total Assets........................................................           5,190,859
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................             140,075
   Investment advisory fees............................................               2,698
                                                                             --------------
   Total Liabilities...................................................             142,773
                                                                             --------------
NET ASSETS.............................................................      $    5,048,086
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    5,002,850
Par value..............................................................               1,000
Accumulated net investment income (loss)...............................              (4,651)
Accumulated net realized gain (loss) on investments and futures........             (41,283)
Net unrealized appreciation (depreciation) on investments and futures..              90,170
                                                                             --------------
NET ASSETS.............................................................      $    5,048,086
                                                                             ==============
NET ASSET VALUE, PER SHARE.............................................      $        50.48
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................             100,002
                                                                             ==============
Investments, at cost...................................................      $    4,742,317
                                                                             ==============


Page 12                 See Notes to Financial Statements

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 4, 2014 (a) THROUGH APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................      $       80,479
Dividends..............................................................                 684
                                                                             --------------
   Total investment income.............................................              81,163
                                                                             --------------
EXPENSES:
Investment advisory fees...............................................              15,924
Excise tax.............................................................                 138
                                                                             --------------
   Total expenses......................................................              16,062
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................              65,101
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................              (2,011)
   Futures.............................................................             (39,272)
                                                                             --------------
Net realized gain (loss)...............................................             (41,283)
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................              90,009
   Futures.............................................................                 161
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................              90,170
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              48,887
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $      113,988
                                                                             ==============


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 13

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE PERIOD
                                                                             11/4/2014 (a)
                                                                                THROUGH
                                                                               4/30/2015
                                                                              (UNAUDITED)
                                                                             --------------
OPERATIONS:
   Net investment income (loss)........................................      $       65,101
   Net realized gain (loss)............................................             (41,283)
   Net change in unrealized appreciation (depreciation)................              90,170
                                                                             --------------
   Net increase (decrease) in net assets resulting from operations.....             113,988
                                                                             --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...............................................             (69,752)
                                                                             --------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................................           5,003,850
   Cost of shares redeemed.............................................                  --
                                                                             --------------
   Net increase (decrease) in net assets resulting from
      shareholder transactions.........................................           5,003,850
                                                                             --------------
   Total increase (decrease) in net assets.............................           5,048,086

NET ASSETS:
   Beginning of period.................................................                  --
                                                                             --------------
   End of period.......................................................      $    5,048,086
                                                                             ==============
   Accumulated net investment income (loss) at end of period...........      $       (4,651)
                                                                             ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.............................                  --
   Shares sold.........................................................             100,002
   Shares redeemed.....................................................                  --
                                                                             --------------
   Shares outstanding, end of period...................................             100,002
                                                                             ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 14                 See Notes to Financial Statements

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   FOR THE PERIOD
                                                                   11/4/2014 (a)
                                                                      THROUGH
                                                                     4/30/2015
                                                                    (UNAUDITED)
                                                                   --------------
Net asset value, beginning of period ..........................      $    50.00
                                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..................................            0.65
Net realized and unrealized gain (loss) .......................            0.53
                                                                     ----------
Total from investment operations ..............................            1.18
                                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................           (0.70)
                                                                     ----------
Net asset value, end of period ................................      $    50.48
                                                                     ==========
TOTAL RETURN (b)...............................................            2.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................      $    5,048
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets .................            0.65% (c)
Ratio of net investment income (loss) to average net assets....            2.66% (c)
Portfolio turnover rate (d)....................................              65%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 15

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Low Duration Mortgage Opportunities ETF (the "Fund"), which trades under the ticker "LMBS" on The NASDAQ(R) Stock Market LLC ("NASDAQ"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash, or in certain circumstances, a combination of both. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments (collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments include residential mortgage-backed securities, commercial mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and real estate mortgage investment conduits. The Fund may also invest in investment companies, such as ETFs, that invest primarily in Mortgage-Related Investments. The Fund will limit its investments in Mortgage-Related Investments that are not issued or guaranteed by Government Entities to 20% of its net assets (including investment borrowings). The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"). The Fund may also invest in to-be-announced transactions ("TBA Transactions"). Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the Advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating. Under normal market conditions, the Fund targets an estimated effective duration of three years or less.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2015 (UNAUDITED)

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the issuer;
      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);
     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
     12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2015 (UNAUDITED)

      o Level 1 -- Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 -- Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 -- Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. FUTURES CONTRACTS

The Fund purchases or sells (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin payable or receivable" on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2015 (UNAUDITED)

securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

G. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of April 30, 2015, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

H. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2015 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2015, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $7,961,552 and $3,138,153, respectively.

For the period ended April 30, 2015, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April 30, 2015, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

                                  ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                         ----------------------------------   ----------------------------------
DERIVATIVE   RISK        STATEMENT OF ASSET AND               STATEMENT OF ASSET AND
INSTRUMENT   EXPOSURE     LIABILITIES LOCATION      VALUE      LIABILITIES LOCATION      VALUE
----------   ---------   ----------------------   ---------   ----------------------   ---------
             Interest    Variation margin                     Variation margin
Futures      Rate Risk   receivable               $   1,258   payable                  $      --

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended April 30, 2015, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENT OF OPERATIONS LOCATION                                INTEREST RATE RISK
----------------------------------------------------------------------------------
Net realized gain (loss) on futures                             $          (39,272)
Net change in unrealized appreciation (depreciation) on futures                161

For the period from November 4, 2014 to April 30, 2015, the notional value of futures contracts opened and closed were $8,742,512 and $7,331,787, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2015 (UNAUDITED)

Amount), the Authorized Participant will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                                 7. BORROWINGS

Effective February 6, 2015, the Trust on behalf of the Fund, along with First Trust Series Fund and First Trust Variable Insurance Trust, was added to an $80 million Credit Agreement with BNYM. The Credit Agreement is to be used as a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loan is charged to BNYM, which First Trust allocates amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings during the period ended April 30, 2015.

                              8. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before October 10, 2016.

                               9. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

               10. ADOPTION OF NON-FUNDAMENTAL INVESTMENT POLICY

On March 27, 2015, the Board of Trustees of the Fund approved the adoption of a non-fundamental investment policy regarding the Fund's ability to invest in other investment companies (the "Policy"). Pursuant to the Policy, beginning on or about June 7, 2015, the Fund will not rely on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act of 1940, as amended, to invest in other companies.

                              11. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

On May 20, 2015, the Fund declared a distribution of $0.1275 per share to shareholders of record on May 26, 2015, payable May 29, 2015.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2015 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a mortgage dollar roll, TBA Transaction, derivative or other contract with a third-party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed income securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments, which generally have shorter durations, and higher for longer term investments. Mortgage-Related Investments are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

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ADDITIONAL INFORMATION (CONTINUED)
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           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2015 (UNAUDITED)

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

MORTGAGE-RELATED INVESTMENTS RISK. The Fund invests in Mortgage-Related Investments, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the Mortgage-Related Investments market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-Related Investments are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure. Mortgage-Related Investments may also face liquidity issues when the Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the Mortgage-Related Investments market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, FNMA, FHLMC and GNMA.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

PREPAYMENT RISK. Mortgage-Related Investments are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements, including mortgage dollar rolls and TBA Transactions, may be subject to market and credit risk with respect to the collateral securing the agreements. Investments in mortgage dollar rolls also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the agreement term.

SHORT SALES RISK. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund's short positions may significantly impact the Fund's overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero. The Fund's investment advisor's use of short sales in combination with long positions in the Fund's portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2015 (UNAUDITED)

may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long securities positions will decline in value at the same time that the value of its short securities positions increase, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. To the extent the Fund invests the proceeds received from selling securities short in additional long positions, the Fund is engaging in a form of leverage. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund IV (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the First Trust Low Duration Mortgage Opportunities ETF (the "Fund"), for an initial two-year term at a meeting held on July 22, 2014. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by advisors to other comparable exchange-traded funds ("ETFs"), and as compared to fees charged to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement and considered that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered that the Fund is not designed to track the performance of an index, and investment decisions will be the primary responsibility of First Trust. At the meeting, the Board received a presentation from two members of First Trust's Mortgage Securities Team who would manage the Fund, and were able to ask questions about the proposed investment strategy for the Fund. The Board noted the experience of the Mortgage Securities Team, and considered that the First Trust Investment Committee would oversee the Team in the management of the Fund. The Board considered that First Trust applies the same oversight model internally with its Mortgage Securities Team as it uses for overseeing external sub-advisors. The Board considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by First Trust under the Agreement are expected to be satisfactory.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                           APRIL 30, 2015 (UNAUDITED)

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the Fund's unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.65% of its average daily net assets and that First Trust would be responsible for the Fund's ordinary operating expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, but excluding the fee payments under the Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board reviewed information provided by First Trust and Lipper Inc. ("Lipper"), an independent source, for the Fund on the advisory fees and expense ratios of other comparable ETFs. The Board noted that the Fund's total expense ratio under its proposed unitary fee was above the median of its Lipper peer group. The Board considered First Trust's explanation of differences between the funds in the Lipper peer group and the First Trust peer group and the Fund that supported the reasonableness of the Fund's proposed unitary fee. The Board compared the Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by First Trust to other advisory clients, noting that First Trust provides investment management services to the First Trust Mortgage Income Fund ("FMY"), a closed-end fund which invests in assets similar to the Fund for which investment advisory services are provided by an unaffiliated sub-advisor, but noted that First Trust does not provide investment advisory services to any other investment company with similar investment objectives and policies as the Fund. The Board noted that the Fund's unitary fee is different than the fee payable to First Trust by FMY, and concluded that the fees paid to actively managed ETFs are more relevant. In light of the information considered and the nature, extent and quality of services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement for the Fund to First Trust. The Board considered fall-out benefits described by First Trust that may be realized from its relationship with the Fund. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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


FIRST TRUST


First Trust Exchange-Traded Fund IV


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund IV
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 22, 2015
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 22, 2015
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 22, 2015
     ------------------

* Print the name and title of each signing officer under his or her signature.